                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/03

               Date of Reporting Period: Six months ended 4/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.42%	1.21%	2.94%	3.77%	2.98%	3.24%

Ratios to Average Net Assets:

Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	0.86%[4]	1.20%	2.88%	3.70%	2.95%	3.19%

Expense waiver/reimbursement[5]	0.33%[4]	0.33%	0.35%	0.34%	0.36%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$357,168	$393,931	$300,951	$246,262	$239,001	$189,825

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alabama--98.7%
$10,900,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2002-21), 1.65% TOBs (Birmingham, AL Waterworks & Sewer Board)/(MBIA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 9/3/2003	$10,900,000
1,250,000		Alabama HFA, ( Series 2000A) Turtle Lake Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	1,250,000
5,730,000	[2]	Alabama HFA, (PT-658), 1.65% TOBs (GNMA COL)/(BNP Paribas SA LIQ), Optional Tender 9/18/2003	5,730,000
3,480,000		Alabama HFA, (Series 1995E), Weekly VRDNs (Royal Gardens Apartments)/(South Trust Bank of Alabama, Birmingham LOC)	3,480,000
7,195,000		Alabama HFA, Variable Rate Certificates (Series 1997J), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	7,195,000
2,000,000		Alabama Mental Health Finance Authority, Refunding Bond, 4.875% Bonds (MBIA INS), 5/1/2003	2,000,000
9,955,000		Alabama Space Science Exhibit Finance Authority, (Series 2001) Saturn V Project Weekly VRDNs (Alabama Space Science Exhibit Commission)/ (Amsouth Bank N.A., Birmingham LOC)	9,955,000
440,000		Alabama State IDA Weekly VRDNs (Sunshine Homes, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	440,000
3,800,000		Alabama State IDA, IDRB (Series 1994), Weekly VRDNs (Decatur Aluminum Corp.)/(Firstar Bank, N.A. LOC)	3,800,000
4,700,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corporation, Ltd.)/(Fleet National Bank LOC)	4,700,000
11,755,000	[2]	Alabama State Public School & College Authority, (PA-918R), 1.65% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	11,755,000
12,160,000	[2]	Alabama State Public School & College Authority, (PT-435), 1.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	12,160,000
7,320,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	7,320,000
1,910,000		Alabama State, (Series 2002-A), 3.00% Bonds, 9/1/2003	1,919,666
910,000		Anniston, AL, 2.00% Bonds (MBIA INS), 3/1/2004	916,012
5,000,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	5,000,000
950,000		Arab, AL IDB, (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/ (Regions Bank, Alabama LOC)	950,000
1,060,000		Ashland, AL IDB, (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/ (Regions Bank, Alabama LOC)	1,060,000
4,000,000		Atmore, AL IDB, (Series 2002A), Weekly VRDNs (Swift Lumber, Inc.)/(Bank of New York LOC)	4,000,000
2,400,000		Auburn University, AL, General Fee Revenue Bonds (Series 2003), 2.00% Bonds (AMBAC INS), 6/1/2003	2,401,796
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$685,000		Auburn University, AL, Housing and Dining Revenue Bonds (Series 2003), 2.00% Bonds (AMBAC INS), 6/1/2003	$685,512
3,000,000		Auburn, AL IDB, (Series 1999), Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC)	3,000,000
7,000,000		Birmingham, AL Downtown Redevelopment Authority, (2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	7,000,000
2,000,000		Birmingham, AL IDA Weekly VRDNs (Altec Industries, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
1,495,000		Birmingham, AL IDA, (Series 1996), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	1,495,000
3,745,000		Birmingham, AL IDA, (Series 2001), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	3,745,000
2,360,000		Birmingham, AL IDA, IDRBs (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)	2,360,000
2,236,500		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	2,236,500
21,000,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	21,000,000
3,500,000		Birmingham, AL Medical Clinic Board, (Series 1996), Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC)	3,500,000
2,170,000		Birmingham, AL, GO Bonds (Series 2002-B), 2.50% Bonds (AMBAC INS), 12/1/2003	2,184,467
3,000,000		Birmingham, AL, Tax Increment Financing District I Weekly VRDNs (MBIA INS)/(South Trust Bank of Alabama, Birmingham LIQ)	3,000,000
400,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Series 1995-B), 5.10% Bonds (Baptist Health System, Inc.)/ (MBIA INS), 11/15/2003	407,744
2,400,000		Cullman, AL IDB, IDRB Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	2,400,000
425,000		Cullman, AL Utilities Board, Water Revenue Bonds (Series 2003-A), 2.00% Bonds (MBIA INS), 9/1/2003	426,068
6,480,000		Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham LIQ)	6,480,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds (Series 1993), Weekly VRDNs (Honeywell International, Inc.)	3,000,000
800,000		Dothan, AL IDB, IRBs (Series 1997), Weekly VRDNs (Henderson Steel Erectors)/(Regions Bank, Alabama LOC)	800,000
1,440,000		Enterprise, AL IDA, (Series 1997), Weekly VRDNs (Coffee Gin Co.)/ (Regions Bank, Alabama LOC)	1,440,000
435,000		Etowah County, AL Board of Education, (Series 2002), 2.00% Bonds (AMBAC INS), 8/1/2003	435,433
715,000		Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank NA, Cincinnati LOC)	715,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$7,025,000		Gadsden, AL IDB, (Series 2000), Weekly VRDNs (Super Steel South LLC)/(Standard Federal Bank, N.A. LOC)	$7,025,000
2,900,000		Gadsden, AL IDB, IDRBs (Series 1997), Weekly VRDNs (Chicago Steel, (Alabama) LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,900,000
3,000,000		Geneva County, AL Health Care Authority, Inc., (Series 2001), Weekly VRDNs (South Trust Bank of Alabama, Birmingham LOC)	3,000,000
6,200,000		Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood, AL)/ (South Trust Bank of Alabama, Birmingham LOC)	6,200,000
1,000,000		Hoover, AL Board of Education, Capital Warrants (Series 2001), 4.50% Bonds (MBIA INS), 2/15/2004	1,026,666
1,875,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(South Trust Bank of Alabama, Birmingham LOC)	1,875,000
5,500,000		Huntsville, AL Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(South Trust Bank of Alabama, Birmingham LOC)	5,500,000
10,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	10,000,000
5,120,000		Jefferson County, AL Sewer, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,120,000
3,000,000		Jefferson County, AL Sewer, Warrants (Series 2002-A), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,000,000
2,500,000		Jefferson County, AL Sewer, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	2,500,000
28,000,000		Jefferson County, AL Sewer, Warrants (Series C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	28,000,000
2,525,000		Jefferson County, AL, (Series A), 4.00% Bonds, 4/1/2004	2,590,445
6,245,000		Jefferson County, AL, GO Capital Warrants (Series 2003-A), 2.50% Bonds (MBIA INS), 4/1/2004	6,324,393
2,325,000		Legends Park Improvement District, AL, (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC)	2,325,000
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC)	10,000,000
1,400,000		Lowndes County, AL IDB, (Series 1996), Weekly VRDNs (Warren Oil Co.)/ (Wachovia Bank N.A. LOC)	1,400,000
8,465,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	8,465,000
2,500,000		Mobile, AL IDA Weekly VRDNs (McRae's Industries, Inc.)/(Bank of America N.A. LOC)	2,500,000
7,615,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	7,615,000
3,000,000		Montgomery - Wynlakes Governmental Utility Services Corp., (Series 1995-A), Weekly VRDNs (Vaughn Road LLC)/(Amsouth Bank N.A., Birmingham LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$1,945,000		Montgomery County, AL, GO Warrants (Series 2002), 3.00% Bonds (AMBAC INS), 11/1/2003	$1,958,722
1,815,000		Montgomery, AL IDB, (Series 1990-A), Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC)	1,815,000
3,700,000		Montgomery, AL IDB, (Series 2001), Weekly VRDNs (Hager Hinge)/ (Firstar Bank, N.A. LOC)	3,700,000
2,905,000		Montgomery, AL IDB, (Series 2002), Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A. LOC)	2,905,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank LOC)	6,000,000
3,650,000		Montgomery, AL IDB, IDRBs (Series 1996A), Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC)	3,650,000
1,430,000		Montgomery, AL, (Series 2003), 2.00% Bonds (AMBAC INS), 11/1/2003	1,436,031
820,000		Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A), Weekly VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC)	820,000
5,275,000		Perry County, AL IDB, Revenue Bonds (Series 1998), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	5,275,000
2,050,000		Phenix City, AL, (Series 1998), Weekly VRDNs (Kudzu LLC)/(SunTrust Bank LOC)	2,050,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Chase Manhattan Bank (USA) N.A., Wilmington LOC)	3,100,000
540,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC)	540,000
2,250,000		Port City Medical Clinic Board of Mobile, AL, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	2,250,000
2,920,000		Prattville, AL IDB, IDRBs Weekly VRDNs (Kuhnash Properties/Arkay Plastics)/(PNC Bank, N.A. LOC)	2,920,000
450,000		Scottsboro, AL IDB, (Series 1994), Weekly VRDNs (Maples Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	450,000
2,705,000		Scottsboro, AL IDB, (Series 2002), Weekly VRDNs (Hisan, Inc.)/ (Amsouth Bank N.A., Birmingham LOC)	2,705,000
1,950,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/ (Regions Bank, Alabama LOC)	1,950,000
2,575,000		St. Clair County, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	2,575,000
1,950,000		Tallassee, AL IDB, (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC)	1,950,000
8,494,000		Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA INS)/(South Trust Bank of Alabama, Birmingham LIQ)	8,494,000
3,000,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000), Weekly VRDNs (Amsouth Bank N.A., Birmingham LOC)	3,000,000
2,000,000		Tuskegee, AL IDB, IDRB (Series 1995), Weekly VRDNs (Concrete Co., The)/ (Columbus Bank and Trust Co., GA LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$975,000		University of Alabama Board of Trustees, General Revenue Bonds (Series 2002), 2.50% Bonds (University of Alabama at Birmingham)/(FGIC INS), 10/1/2003	$979,366
2,930,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd., Melbourne LOC)	2,930,000
1,340,000		Vincent, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC)	1,340,000
		TOTAL	352,402,821
		Puerto Rico--0.9%
3,425,000		Commonwealth of Puerto Rico, 2.50% TRANs, 7/30/2003	3,433,539

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	355,836,360
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,331,960
		TOTAL NET ASSETS--100%	$357,168,320

Securities that are subject to AMT represent 31.9% of the portfolio based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $40,545,000 which represents 11.4% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
IRB(s)	--Industrial Revenue Bond(s)
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$355,836,360
Cash		723,795
Income receivable		956,744

TOTAL ASSETS		357,516,899

Liabilities:
Payable for shares redeemed	$174,094
Income distribution payable	88,577
Accrued expenses	85,908

TOTAL LIABILITIES		348,579

Net assets for 357,179,407 shares outstanding		$357,168,320

Net Assets Consist of:
Paid in capital		$357,179,407
Accumulated net realized loss on investments		(10,008)
Distributions in excess of net investment income		(1,079)

TOTAL NET ASSETS		$357,168,320

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$357,168,320 ÷ 357,179,407 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$2,730,770

Expenses:
Investment adviser fee		$967,991
Administrative personnel and services fee		145,586
Custodian fees		8,257
Transfer and dividend disbursing agent fees and expenses		35,030
Directors'/Trustees' fees		1,204
Auditing fees		6,319
Legal fees		6,696
Portfolio accounting fees		39,758
Shareholder services fee		483,995
Share registration costs		15,851
Printing and postage		6,479
Insurance premiums		1,088
Miscellaneous		159

TOTAL EXPENSES		1,718,413

Waivers:
Waiver of investment adviser fee	$(618,687)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,089)
Waiver of shareholder services fee	(19,360)

TOTAL WAIVERS		(644,136)

Net expenses			1,074,277

Net investment income			$1,656,493

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,656,493	$3,797,071
Net realized gain (loss) on investments	--	(10,008)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,656,493	3,787,063

Distributions to Shareholders:
Distributions from net investment income	(1,657,572)	(3,797,071)

Share Transactions:
Proceeds from sale of shares	454,428,395	829,309,894
Net asset value of shares issued to shareholders in payment of distributions declared	1,123,775	2,502,971
Cost of shares redeemed	(492,313,291)	(738,823,011)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,761,121)	92,989,854

Change in net assets	(36,762,200)	92,979,846

Net Assets:
Beginning of period	393,930,520	300,950,674

End of period (including distributions in excess of net investment income of $(1,079) and $0, respectively)	$357,168,320	$393,930,520

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income taxes imposed by the state of Alabama consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2003, capital paid-in aggregated $357,179,407.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2002
Shares sold	454,428,395	829,309,894
Shares issued to shareholders in payment of distributions declared	1,123,775	2,502,971
Shares redeemed	(492,313,291)	(738,823,011)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(36,761,121)	92,989,854

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $10,008, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$4,678

2006	$ 330

2010	$5,000

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $316,804,000 and $332,095,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 86.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the householding have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N260

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01120-01 (6/03)

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,				Period Ended
	4/30/2003	2002	2001	2000	1999 [1]	10/31/1998 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [3]	0.01	0.03	0.04	0.03	0.01
Net realized loss on investments	--	(0.00)[3]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [3]	0.01	0.03	0.04	0.03	0.01

Less Distributions:
Distributions from net investment income	(0.00)[3]	(0.01)	(0.03)	(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.38%	1.12%	2.77%	3.66%	2.76%	1.28%

Ratios to Average Net Assets:

Expenses	0.64%[5]	0.64%	0.64%	0.59%	0.58%	0.32%[5]

Net investment income	0.77%[5]	1.10%	2.64%	3.61%	2.73%	3.24%[5]

Expense waiver/reimbursement[6]	0.37%[5]	0.36%	0.42%	0.54%	0.95%	2.21%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$88,309	$109,815	$89,533	$70,798	$33,933	$34,728

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous period was audited by other auditors.

2 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		Arizona--92.8%
$750,000		Apache County, AZ, IDA (1983 Series A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	$750,000
2,500,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	2,500,000
6,000,000		Arizona School District, COPs, (Series 2002), 2.00% TANs, 7/31/2003	6,006,316
3,025,000		Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% Bonds (Maricopa County, AZ Regional Area Road Fund), 7/1/2003	3,042,297
2,400,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Companies, Inc.)/(Bank of America N.A. LOC)	2,400,000
1,395,000		Chandler, AZ, IDA Weekly VRDNs (SMP II LP)/(Bank One N.A. (Chicago) LOC)	1,395,000
2,071,000		Chandler, AZ, IDA, (Series 1999A), Weekly VRDNs (South Bay Circuits, Inc.)/(Comerica Bank - California LOC)	2,071,000
7,221,000		Flagstaff, AZ, (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC)	7,221,000
780,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	780,000
3,020,000	[2]	Maricopa County, AZ, Community College District, (PT-388), 1.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	3,020,000
750,000		Maricopa County, AZ, School District No. 6, (Series B), 3.00% Bonds (FSA INS), 7/1/2003	751,871
2,200,000		Maricopa County, AZ, Unified School District No. 48, 4.00% Bonds (FSA INS), 7/1/2003	2,208,414
3,740,000		Maricopa County, AZ, IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	3,740,000
1,535,000		Maricopa County, AZ, IDA, (Series 1999A), Daily VRDNs (Orangewood CCRC)/(BNP Paribas SA LOC)	1,535,000
2,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	2,000,000
900,000		Maricopa County, AZ, IDA, Multifamily Housing Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	900,000
4,200,000		Maricopa County, AZ, IDA, San Miguel Apartments (Series 2002), 1.72% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 7/15/2003	4,200,000
2,840,000		Northern Arizona University, (Series 2002), 3.00% Bonds (FGIC INS), 6/1/2003	2,843,794
4,000,000		Phoenix, AZ, Civic Improvement Corp., Water System Revenue Bond Anticipation Notes, 1.05% CP (Dexia Credit Local LOC), Mandatory Tender 9/2/2003	4,000,000
1,160,000		Phoenix, AZ, IDA SFM, PT-1082, Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	1,160,000
1,300,000		Phoenix, AZ IDA, (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/(Bank One N.A. (Chicago) LOC)	1,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$2,780,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(Bank One N.A. (Chicago) LOC)	$2,780,000
555,000		Phoenix, AZ IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC)	555,000
1,000,000		Pima County, AZ, IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,000,000
375,000		Pima County, AZ IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	375,000
2,319,000		Pima County, AZ, IDA, SFM, (PA-159), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	2,319,000
1,521,000		Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,521,000
2,100,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
1,845,000		Sierra Vista, AZ, IDA (Series 2001A), Mountain Steppes Apartments) Weekly VRDNs (Mountain Steppes Properties, LLC)/(FNMA LOC)	1,845,000
3,500,000		Tempe, AZ,IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	3,500,000
2,450,000	[2]	Tempe, AZ, IDA, PT-466, 1.95% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/12/2003	2,450,000
3,295,000		Tucson and Pima County, AZ, IDA, SFM, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,295,000
1,700,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	1,700,000
2,390,000		Tucson, AZ Water Revenue, (Series A), 5.00% Bonds (FGIC INS), 7/1/2003	2,404,118
2,250,000		Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	2,250,000

		TOTAL	81,918,810

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--6.6%
$5,845,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	$5,845,000

		TOTAL INVESTMENTS- 99.4% (AT AMORTIZED COST)[3]	87,763,810

		OTHER ASSETS AND LIABILITIES--0.6%	545,502

		TOTAL NET ASSETS--100.0%	$88,309,312

Securities that are subject to AMT represent 38.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $5,470,000 which represents 6.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax Exempt Receipts
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$87,763,810
Cash		162,942
Income receivable		423,172
Receivable for shares sold		5,250

TOTAL ASSETS		88,355,174

Liabilities:
Payable for shares redeemed	$2,057
Income distribution payable	31,349
Accrued expenses	12,456

TOTAL LIABILITIES		45,862

Net assets for 88,309,878 shares outstanding		$88,309,312

Net Assets Consist of:
Paid in capital		$88,309,878
Accumulated net realized loss on investments		(503)
Distributions in excess of net investment income		(63)

TOTAL NET ASSETS		$88,309,312

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$88,309,312 ÷ 88,309,878 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$729,869

Expenses:
Investment adviser fee		$258,809
Administrative personnel and services fee		61,986
Custodian fees		2,866
Transfer and dividend disbursing agent fees and expenses		22,636
Directors'/Trustees' fees		580
Auditing fees		9,150
Legal fees		3,495
Portfolio accounting fees		20,526
Shareholder services fee		129,404
Share registration costs		12,880
Printing and postage		3,637
Insurance premiums		738
Miscellaneous		323

TOTAL EXPENSES		527,030

Waivers:
Waiver of investment adviser fee	$(192,032)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,188)

TOTAL WAIVERS		(193,220)

Net expenses			333,810

Net investment income			$396,059

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$396,059	$1,103,431
Net realized loss on investments	--	(503)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	396,059	1,102,928

Distributions to Shareholders:
Distributions from net investment income	(396,122)	(1,103,431)

Share Transactions:
Proceeds from sale of shares	199,919,628	433,585,064
Net asset value of shares issued to shareholders in payment of distributions declared	183,680	448,449
Cost of shares redeemed	(221,608,718)	(413,751,325)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,505,410)	20,282,188

Change in net assets	(21,505,473)	20,281,685

Net Assets:
Beginning of period	109,814,785	89,533,100

End of period (including distributions in excess of net investment income of $(63) and $0, respectively)	$88,309,312	$109,814,785

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2003, capital paid-in aggregated $88,309,878.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Shares sold	199,919,628	433,585,064
Shares issued to shareholders in payment of distributions declared	183,680	448,449
Shares redeemed	(221,608,718)	(413,751,325)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(21,505,410)	20,282,188

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $503, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$179

2009	$324

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $110,431,000 and $130,676,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 65.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N450

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02372-04 (6/03)

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized gain/(loss) on investments	0.00 [2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.40%	1.05%	2.53%	3.28%	2.71%	3.05%

Ratios to Average Net Assets:

Expenses	0.50%[4]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.80%[4]	1.04%	2.49%	3.22%	2.68%	2.99%

Expense waiver/reimbursement[5]	0.39%[4]	0.38%	0.39%	0.39%	0.41%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$597,488	$577,402	$642,248	$575,278	$482,813	$363,202

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.03	0.03	0.03	0.03
Net realized gain/(loss) on investments	0.00 [2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.52%	1.30%	2.79%	3.54%	2.97%	3.31%

Ratios to Average Net Assets:

Expenses	0.25%[4]	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.05%[4]	1.29%	2.68%	3.47%	2.93%	3.25%

Expense waiver/reimbursement[5]	0.64%[4]	0.63%	0.64%	0.64%	0.66%	0.67%

Supplemental Data:

Net assets, end of period (000 omitted)	$193,724	$238,836	$304,037	$103,476	$74,370	$41,574

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.02
Net realized gain/(loss) on investments	0.00 [2]	(0.00)[2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.02

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	0.33%	0.90%	2.00%

Ratios to Average Net Assets:

Expenses	0.65%[4]	0.65%	0.60%[4]

Net investment income	0.66%[4]	0.88%	1.96%[4]

Expense waiver/reimbursement[5]	0.44%[4]	0.43%	0.49%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$240,287	$259,540	$52,493

1 Reflects operations for the period December 15, 2000 to October 31, 2001.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		California--91.0%
$8,500,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/ (Bayerische Landesbank Girozentrale LIQ)	$8,500,000
8,010,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1998), Weekly VRDNs (The Harker School Foundation)/(U.S. Bank N.A., Cincinnati LOC)	8,010,000
9,150,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2000), Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	9,150,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2002A), Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC)	2,000,000
4,500,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2003), Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC)	4,500,000
3,800,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1999), Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	3,800,000
19,205,000		ABN AMRO Muni TOPS Certificates Trust (California Non-AMT)/ (Series 1998-10), Weekly VRDNs (San Diego, CA Water Utility Fund)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,205,000
6,500,000		ABN AMRO Muni TOPS Certificates Trust (California Non-AMT)/ (Series 1998-17), Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,500,000
12,000,000		ABN AMRO Muni TOPS Certificates Trust (California Non-AMT)/ (Series 1998-25), Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
14,000,000		ABN AMRO Muni TOPS Certificates Trust (California Non-AMT)/ (Series 1999-7), Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,000,000
16,356,000	[2]	ABN AMRO Muni TOPS Certificates Trust (California Non-AMT)/ (Series 1999-8), 1.75% TOBs (Contra Costa, CA Water District)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 10/29/2003	16,356,000
19,330,000		ABN AMRO Muni TOPS Certificates Trust (California Non-AMT)/ (Series 2002-11), Weekly VRDNs (North Orange County, CA Community College District)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	19,330,000
12,000,000		Antioch, CA Unified School District, 2.75% TRANs, 7/1/2003	12,022,101
4,600,000		California Educational Facilities Authority, (Series 2001B), Weekly VRDNs (Loyola Marymount University)/(MBIA INS)/(Allied Irish Banks PLC LIQ)	4,600,000
15,745,000	[2]	California Educational Facilities Authority, Floater Certificates (Series 2000-487), 1.20% TOBs (Stanford University)/(Morgan Stanley LIQ), Optional Tender 10/23/2003	15,745,000
4,875,000		California HFA, Variable Rate Certificates (Series 1998E), Weekly VRDNs (Bank of America N.A. LIQ)	4,875,000
5,895,000		California Health Facilities Financing Authority, (Series 1998), Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA INS)/ (Bank of America N.A. LIQ)	5,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		California Infrastructure & Economic Development Bank, (Series 2001), 1.40% CP (Salvation Army)/(Bank of America N.A. LOC), Mandatory Tender 5/6/2003	$20,000,000
7,000,000		California Infrastructure & Economic Development Bank, (Series 2002) Academy of Motion Picture Arts and Sciences, Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	7,000,000
20,000,000		California School Cash Reserve Program Authority, (Series 2002A), 3.00% TRANs (AMBAC INS), 7/3/2003	20,045,153
3,300,000		California State Department of Water Resources Power Supply Program, (PT-748), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,300,000
7,500,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9), Weekly VRDNs (Citibank N.A., New York LOC)	7,500,000
17,000,000		California State Department of Water Resources Power Supply Program, Floater Certificates (Series 2001-764), Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	17,000,000
7,510,000		California State Department of Water Resources Power Supply Program, Floater Certificates (Series 2001-765), Weekly VRDNs (AMBAC INS)/ (Morgan Stanley LIQ)	7,510,000
2,700,000		California State Public Works Board, Variable Rate Certificates (Series 2000B), Weekly VRDNs (Regents of University of California)/ (MBIA INS)/(Bank of America N.A. LIQ)	2,700,000
9,730,000		California State, Austin Trust (Series 2002B), Weekly VRDNs (AMBAC INS)/ (Bank of America N.A. LIQ)	9,730,000
10,000,000		California State, GO Tax Exempt Notes, 1.15% CP, Mandatory Tender 5/22/2003	10,000,000
20,000,000		California State, GO Tax Exempt Notes, 1.25% CP, Mandatory Tender 5/12/2003	20,000,000
9,170,000		California State, MERLOTS (Series 2002-A17), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	9,170,000
4,400,000		California State, RANs (Series 2002 FR/RI-F14J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	4,400,000
10,675,000		California State, Roaring Fork (Series 2001-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	10,675,000
10,840,000		California State, Trust Receipts (Series 1997 SG 90), Weekly VRDNs (MBIA INS)/(Societe Generale, Paris LIQ)	10,840,000
4,015,000		California Statewide Communities Development Authority, (Series 2000), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ)	4,015,000
2,555,000		California Statewide Communities Development Authority, (Series 2000A), Weekly VRDNs (Nonprofits' Insurance Alliance of California)/ (BNP Paribas SA LOC)	2,555,000
11,750,000		California Statewide Communities Development Authority, (Series 2001), Weekly VRDNs (Robert Louis Stevenson School) (Allied Irish Banks PLC LOC)	11,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$10,000,000		California Statewide Communities Development Authority, (Series 2001), Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC)	$10,000,000
18,445,000		California Statewide Communities Development Authority, (Series 2001) Country Crest Weekly VRDNs (Lake Oroville Country Retirement)/ (Bank of New York LOC)	18,445,000
10,000,000		California Statewide Communities Development Authority, (Series 2001A), 1.38% TOBs (Kaiser Permanente), Optional Tender 1/2/2004	10,000,000
11,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	11,000,000
17,000,000		California Statewide Communities Development Authority, (Series B), Weekly VRDNs (Kaiser Permanente)	17,000,000
4,715,000		California Statewide Communities Development Authority, MERLOTS (Series 1999E), Weekly VRDNs (Sutter Health)/(FSA INS)/ (Wachovia Bank N.A. LIQ)	4,715,000
7,320,000		California Statewide Communities Development Authority, (PT-1786), Weekly VRDNs (Jackie Robinson Apartments)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC)	7,320,000
18,305,000	[2]	California Statewide Communities Development Authority, (PT-483), 1.05% TOBs (Whispering Winds Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/18/2003	18,305,000
7,230,000		California Statewide Communities Development Authority, Roaring Forks (Series 2001-H), Weekly VRDNs (Orange Tree Apartments)/ (GNMA COL)/(Bank of New York LIQ)	7,230,000
9,415,000		Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A) Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	9,415,000
5,485,000		Compton, CA Solid Waste Management Facilities, (Series 2000), Weekly VRDNs (Union Bank of California LOC)	5,485,000
18,500,000		East Bay Municipal Utility District, CA, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	18,500,000
20,800,000		East Bay Municipal Utility District, CA, 1.05% CP (WestLB AG LIQ), Mandatory Tender 5/7/2003	20,800,000
21,775,000		Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5), Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	21,775,000
2,500,000		Fairfield, CA, (Series 2002), 3.00% TRANs, 6/30/2003	2,505,250
5,000,000		Fairfield-Suisun, CA Unified School District, 2.75% TRANs, 7/1/2003	5,009,209
6,000,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	6,000,000
18,621,643		Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC INS) and State Street Bank and Trust Co. LIQs)	18,621,643
19,995,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	19,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$23,355,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	$23,355,000
9,425,000		Los Angeles, CA Unified School District, AUSTIN (Series 2003A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	9,425,000
17,500,000		Los Angeles, CA Wastewater System, 1.05% CP, Mandatory Tender 6/12/2003	17,500,000
9,200,000		Los Angeles, CA, (1985 Series K), Weekly VRDNs (Mayer Warner Center Ltd.)/ (FNMA LOC)	9,200,000
13,300,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC)	13,300,000
5,000,000		Northern California Power Agency, Trust Receipts (Series 1999 SSP-35), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	5,000,000
3,300,000		Oakland, CA, MERLOTS (Series 2000M), Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,300,000
6,000,000		Oceanside, CA Community Development Commission, (Series 1985) Shadow Way Apartments, Weekly VRDNs (Wasatch Pool Holdings LLC)/(FNMA LOC)	6,000,000
17,947,080	[2]	PBCC Lease TOPS Trust (California Non-AMT) /(Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	17,947,080
7,779,184		PBCC Lease TOPS Trust (California Non-AMT)/(Series 1999-1), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	7,779,184
4,000,000		Pasadena, CA, Historical Rehabilitation Variable Rate Demand Revenue Bonds (Series 1984), Weekly VRDNs (BW&C/Dodsworth)/ (Wells Fargo Bank, N.A. LOC)	4,000,000
8,655,000		Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,655,000
6,770,000		Riverside, CA, PT-477 Weekly VRDNs (Sierra Pines Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	6,770,000
2,600,000		Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)	2,600,000
16,000,000		Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	16,000,000
3,980,000		Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	3,980,000
5,000,000		Sacramento, CA, (Series 1985B), Weekly VRDNs (Woodbridge - 301 LLC)/ (Bank One N.A. (Chicago) LOC)	5,000,000
17,350,000	[2]	San Bernardino County, CA, PT-478, 1.05% TOBs (Woodview Apartments)/ (FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/18/2003	17,350,000
35,415,000		San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC)	35,415,000
6,000,000		San Diego, CA Water Authority, Piper Certificates (Series 2002I), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$4,000,000		San Diego, CA, Trust Receipts (Series 2001 FR/RI - L2), Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	$4,000,000
16,500,000		San Francisco, CA Redevelopment Finance Agency, (1992 Series B-1), Weekly VRDNs (Fillmore Center Projects Corp.)/(Credit Suisse First Boston LOC)	16,500,000
3,000,000		San Francisco, CA Redevelopment Finance Agency, (Series 1985A), Weekly VRDNs (Bayside Village Associates)/(Bank One N.A. (Chicago) LOC)	3,000,000
9,500,000		San Francisco, CA Redevelopment Finance Agency, (Series 1985B), Weekly VRDNs (Bayside Village Associates)/(Bank One N.A. (Chicago) LOC)	9,500,000
5,800,000		San Francisco, CA Redevelopment Finance Agency, (Series 1992 A-1), Weekly VRDNs (Fillmore Center Projects Corp.)/(Credit Suisse First Boston LOC)	5,800,000
2,695,000		San Jose, CA Airport, ROCs (Series 2004), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,695,000
1,400,000		Santa Clara, CA, (Series 1985-C), Weekly VRDNs (Santa Clara, CA Electric System)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	1,400,000
6,700,000		Santa Paula, CA Public Financing Authority, (Series 1996), Weekly VRDNs (Santa Paula, CA Water System)/(Union Bank of California LOC)	6,700,000
12,500,000		Southern California Metropolitan Water District, CA, MERLOTS (Series 1999 O), Weekly VRDNs (Wachovia Bank N.A. LIQ)	12,500,000
19,980,000	[2]	Southern California Public Power Authority, MERLOTS (Series 2002 A-62), 1.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/24/2003	19,980,000
12,795,000		Southern California Public Power Authority, PUTTERs (Series 157), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	12,795,000
2,215,000		Tahoe Truckee, CA Unified School District, MERLOTS (Series 2001-A72), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	2,215,000
5,560,000		Temecula, CA Public Financing Authority, (Series 2002-A), Weekly VRDNs (Community Facilities District No. 01-2 (Harveston)/(Bank of America N.A. LOC)	5,560,000
1,000,000		Upland, CA Community Redevelopment Agency, (Series 1999A), Northwoods 168, Weekly VRDNs (NU-168 Apartments LLC)/(FNMA LOC)	1,000,000
5,000,000		Vallejo, CA, (Water System Revenue Bonds: Series 2001A), Weekly VRDNs (KBC Bank N.V. LOC)	5,000,000
16,000,000		Vernon, CA, (Series 2003B), Malburg Generating Station, Weekly VRDNs (Vernon, CA Electric System)/(J.P. Morgan Chase Bank LOC)	16,000,000
4,900,000		West Basin, CA Municipal Water District, (Series 1997-B), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	4,900,000
4,150,000		West Basin, CA Municipal Water District, (Series 1997-C), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	4,150,000
10,000,000		Whittier, CA Union High School District, 3.00% TRANs, 6/30/2003	10,024,617

		TOTAL	939,095,237

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--8.7%
$4,000,000		Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$4,000,000
4,655,000	[2]	Commonwealth of Puerto Rico, PA-636R, 1.65% TOBs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/17/2003	4,655,000
13,450,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.75% TOBs (AMBAC INS)/ (Morgan Stanley LIQ), Optional Tender 6/12/2003	13,450,000
10,000,000		Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	10,000,000
10,625,000		Puerto Rico Industrial, Medical & Environmental PCA, (1983 Series A), 1.75% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2003	10,625,000
14,995,000		Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	14,995,000
17,965,000		Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	17,965,000
7,300,000	[2]	Puerto Rico Public Finance Corp., (PA-552), 1.85% TOBs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/19/2003	7,300,000
6,000,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	6,000,000

		TOTAL	88,990,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	1,028,085,237

		OTHER ASSETS AND LIABILITIES--0.3%	3,413,529

		TOTAL NET ASSETS--100%	$1,031,498,766

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category
(and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 31, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $131,088,080 which represents 12.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Association
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,028,085,237
Cash		634,486
Income receivable		3,873,259
Receivable for shares sold		735,270

TOTAL ASSETS		1,033,328,252

Liabilities:
Payable for shares redeemed	$1,507,073
Income distribution payable	186,646
Accrued expenses	135,767

TOTAL LIABILITIES		1,829,486

Net assets for 1,031,538,620 shares outstanding		$1,031,498,766

Net Assets Consist of:
Paid in capital		$1,031,538,620
Accumulated net realized loss on investments		(39,876)
Undistributed net investment income		22

TOTAL NET ASSETS		$1,031,498,766

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$597,487,974 ÷ 597,510,610 shares outstanding		$1.00

Institutional Shares:
$193,723,698 ÷ 193,735,764 shares outstanding		$1.00

Cash II Shares:
$240,287,094 ÷ 240,292,246 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$7,056,318

Expenses:
Investment adviser fee		$2,694,141
Administrative personnel and services fee		405,199
Custodian fees		26,263
Transfer and dividend disbursing agent fees and expenses		214,624
Directors'/Trustees' fees		4,464
Auditing fees		6,546
Legal fees		9,073
Portfolio accounting fees		74,265
Distribution services fee--Cash II Shares		256,055
Shareholder services fee--Institutional Service Shares		738,957
Shareholder services fee--Institutional Shares		288,045
Shareholder services fee--Cash II Shares		320,069
Share registration costs		40,635
Printing and postage		16,302
Insurance premiums		1,165
Miscellaneous		1,640

TOTAL EXPENSES		5,097,443

Waivers:
Waiver of investment adviser fee	$(2,109,921)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,923)
Waiver of distribution services fee--Cash II Shares	(64,014)
Waiver of shareholder services fee--Institutional Shares	(288,045)

TOTAL WAIVERS		(2,472,903)

Net expenses			2,624,540

Net investment income			4,431,778

Net realized gain on investments			7,646

Change in net assets resulting from operations			$4,439,424

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,431,778	$12,070,166
Net realized gain (loss) on investments	7,646	(47,522)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,439,424	12,022,644

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,376,908)	(6,571,067)
Institutional Shares	(1,213,438)	(3,842,625)
Cash II Shares	(841,410)	(1,656,474)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,431,756)	(12,070,166)

Share Transactions:
Proceeds from sale of shares	2,039,776,500	5,171,404,258
Net asset value of shares issued to shareholders in payment of distributions declared	3,068,738	7,104,903
Cost of shares redeemed	(2,087,132,769)	(5,101,460,442)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,287,531)	77,048,719

Change in net assets	(44,279,863)	77,001,197

Net Assets:
Beginning of period	1,075,778,629	998,777,432

End of period (including undistributed net investment income of $22 and $0, respectively)	$1,031,498,766	$1,075,778,629

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2003, capital paid in aggregated $1,031,538,620.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	1,351,435,931	3,262,785,648
Shares issued to shareholders in payment of distributions declared	1,947,271	5,073,746
Shares redeemed	(1,333,304,071)	(3,332,675,717)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	20,079,131	(64,816,323)

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Shares:
Shares sold	469,720,425	1,271,103,724
Shares issued to shareholders in payment of distributions declared	283,709	381,636
Shares redeemed	(515,118,030)	(1,336,672,769)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(45,113,896)	(65,187,409)

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Cash II Shares:
Shares sold	218,620,144	637,514,886
Shares issued to shareholders in payment of distributions declared	837,758	1,649,521
Shares redeemed	(238,710,668)	(432,111,956)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(19,252,766)	207,052,451

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(44,287,531)	77,048,719

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $47,522 which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 379

2009	$23,451

2010	$23,692

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $707,615,000 and $728,900,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 75.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 21.5% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N369
Cusip 60934N351
Cusip 60934N179

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0041609 (6/03)

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized gain (loss) on investments	0.00 [2]	(0.00)[2]	--	--	--	--

TOTAL FORM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.31%	0.90%	2.55%	3.37%	2.64%	2.98%

Ratios to Average Net Assets:

Expenses	0.67%[4]	0.67%	0.65%	0.60%	0.60%	0.60%

Net investment income	0.62%[4]	0.90%	2.53%	3.33%	2.60%	2.93%

Expense waiver/reimbursement[5]	0.22%[4]	0.22%	0.25%	0.30%	0.30%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$314,680	$297,748	$276,936	$254,673	$279,135	$339,567

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS --101.3%[1]
		Connecticut--91.9%
$2,320,000		Bridgeport, CT (Series B), 2.05% BANs, 7/17/2003	$2,322,164
1,550,000		Connecticut Development Authority Health Care Revenue, Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	1,550,000
1,000,000		Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Locale de France LOC)	1,000,000
6,275,000		Connecticut Development Authority Health Care Revenue (Series 1999), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Locale de France LOC)	6,275,000
960,000		Connecticut Development Authority, Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC)	960,000
365,000		Connecticut Development Authority, Weekly VRDNs (RSA Corp.)/(Barclays Bank PLC LOC)	365,000
1,505,000		Connecticut Development Authority (Series 1997), Weekly VRDNs (Porcelen Ltd., CT LLC)/(Firstar Bank, N.A. LOC)	1,505,000
6,100,000		Connecticut Development Authority (Series 1997A), Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank N.V. LOC)	6,100,000
3,000,000		Connecticut Development Authority (Series 1997B), Weekly VRDNs (Bradley Airport Hotel)/(J.P. Morgan Chase Bank LOC)	3,000,000
900,000		Connecticut Development Authority (Series 1997C), Weekly VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)	900,000
1,415,000		Connecticut Development Authority (Series 1999), Weekly VRDNs (Pierce Memorial Baptist Home, Inc.)/(Lasalle Bank, N.A. LOC)	1,415,000
14,600,000		Connecticut Development Authority (Series 1999), 1.13% CP (New England Power Co.), Mandatory Tender 6/2/2003	14,600,000
3,100,000		Connecticut Development Authority (Series 2001), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	3,100,000
1,785,000		Connecticut Development Authority (Series 2001), Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC)	1,785,000
2,000,000		Connecticut Development Authority (Series 2003), Weekly VRDNs (Atlas Container Corp. Project)/(Lasalle Bank, N.A. LOC)	2,000,000
4,970,000	[2]	Connecticut State Airport, Floaters PA-826R, 1.20% TOBs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 1/5/2004	4,970,000
13,495,000		Connecticut State Airport, Trust Receipts (Series 1999 FR/RI-A12), Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	13,495,000
4,815,000		Connecticut State, Austin Trust (Series 2002A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,815,000
4,845,000		Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,845,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS --continued[1]
		Connecticut--continued
$7,150,000		Connecticut State HEFA (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	$7,150,000
3,130,000		Connecticut State HEFA (Series 2000A), Weekly VRDNs (Gaylord Hospital)/(Fleet National Bank LOC)	3,130,000
2,300,000		Connecticut State HEFA (Series A), Weekly VRDNs (Forman School Issue)/(Fleet National Bank LOC)	2,300,000
2,300,000		Connecticut State HEFA (Series A), Weekly VRDNs (Hotchkiss School)/(Northern Trust Co., Chicago, IL LIQ)	2,300,000
1,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (Pomfret School)/(Fleet National Bank LOC)	1,000,000
2,900,000		Connecticut State HEFA (Series A), Weekly VRDNs (The Whitby School)/(Bank of New York LOC)	2,900,000
1,320,000		Connecticut State HEFA (Series A), Weekly VRDNs (United Methodist Home of Sharon, Inc.)/(Wachovia Bank N.A. LOC)	1,320,000
3,000,000		Connecticut State HEFA (Series A), Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC)	3,000,000
7,500,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hartford Hospital)/(Fleet National Bank LOC)	7,500,000
9,260,000		Connecticut State HEFA (Series C), Weekly VRDNs (Charlotte Hungerforld Hospital)/(Fleet National Bank LOC)	9,260,000
1,480,000		Connecticut State HEFA (Series J), Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC)	1,480,000
5,000,000		Connecticut State HEFA (Series S), 1.10% CP (Yale University), Mandatory Tender 8/13/2003	5,000,000
2,725,000		Connecticut State HFA, Floaters, PT-81, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,725,000
5,000,000		Connecticut State HFA (Series 2002 D-2), Weekly VRDNs (AMBAC INS)/(FHLB of Boston LIQ)	5,000,000
7,000,000		Connecticut State HFA (Series B-4), Weekly VRDNs (AMBAC INS)/(FHLB of Boston LIQ)	7,000,000
3,000,000		Connecticut State HFA (Series C-2), 1.70% TOBs, Mandatory Tender 5/15/2003	3,000,000
5,935,000		Connecticut State HFA, MERLOTS (Series 2000 BB), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,935,000
2,380,000		Connecticut State HFA, MERLOTS (Series 2000 P), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,380,000
12,995,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.55% TOBs (Bank of America N.A. LIQ), Optional Tender 8/28/2003	12,995,000
9,315,000		Connecticut State Resource Recovery Authority, PUTTERs (Series 187Z), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	9,315,000
9,000,000		Connecticut State Transportation Infrastructure Authority (Series 2000-1), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	9,000,000
1,000,000		Connecticut State (Series 1996-B), 6.00% Bonds, 8/15/2003	1,013,686
Principal Amount			Value
		SHORT-TERM MUNICIPALS --continued[1]
		Connecticut--continued
$4,000,000	[2]	Connecticut State (Series 2000-515), 1.20% TOBs (Morgan Stanley LIQ), Optional Tender 3/25/2004	$4,000,000
13,200,000		Connecticut State (Series 2001 - JPMC4), Daily VRDNs (J.P. Morgan Chase & Co. LIQ)	13,200,000
7,475,000		Connecticut State (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,475,000
6,800,000		Connecticut State, PUTTERs (Series 320), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,800,000
13,000,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003 1), Weekly VRDNs (AMBAC INS)/(WestLB AG LIQ)	13,000,000
1,000,000		Granby, CT, 2.10% BANs, 8/20/2003	1,002,588
945,000		Killingworth, CT, 2.00% BANs, 9/4/2003	946,436
5,825,000		Madison, CT, 1.75% BANs, 3/18/2004	5,860,452
7,200,000		Meriden, CT, 3.00% BANs, 8/8/2003	7,229,820
5,000,000		New Britain, CT, 2.25% BANs, 4/8/2004	5,052,348
3,560,000		New Britain, CT (Series 1999), Weekly VRDNs ((AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	3,560,000
6,000,000		New Britain, CT (Series 2000B), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	6,000,000
4,500,000		North Canaan, CT Housing Authority (Series 2001), Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank N.A. LOC)	4,500,000
5,000,000		Old Saybrook, CT, 2.00% BANs, 7/17/2003	5,004,359
2,000,000		Plainfield, CT, 2.25% BANs, 7/15/2003	2,002,856
530,000		Regional School District No. 15, CT, 3.00% Bonds (FGIC INS), 2/1/2004	537,501
5,000,000		Seymour, CT, 2.00% BANs, 1/29/2004	5,032,100
9,600,000		Seymour, CT, 2.25% BANs, 5/1/2003	9,600,000
3,585,000		Shelton, CT Housing Authority (Series 1998), Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC)	3,585,000
5,000,000		University of Connecticut (Series A), 2.00% Bonds, 2/15/2004	5,037,140

		TOTAL	289,131,450

		Puerto Rico--9.4%
10,600,000		Commonwealth of Puerto Rico (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	10,600,000
6,000,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.75% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 6/12/2003	6,000,000
2,995,000		Puerto Rico Electric Power Authority, TOCs (Series 2002-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	2,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS --continued[1]
		Puerto Rico--continued
$3,975,000		Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000 FFF), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	$3,975,000
6,000,000		Puerto Rico Public Finance Corp., PUTTERs (Series 272Z), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	6,000,000

		TOTAL	29,570,000

		TOTAL INVESTMENTS -- 101.3% (AT AMORTIZED COST)[3]	318,701,450

		OTHER ASSETS AND LIABILITIES - NET--(1.3%)	(4,021,771)

		TOTAL NET ASSETS--100%	$314,679,679

Securities that are subject to AMT represent 15.3% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.75%	1.25%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $27,965,000 which represents 8.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$318,701,450
Cash		54,509
Income receivable		1,223,024
Receivable for shares sold		86,519

TOTAL ASSETS		320,065,502

Liabilities:
Payable for investments purchased	$5,032,100
Payable for shares redeemed	223,217
Income distribution payable	82,973
Accrued expenses	47,533

TOTAL LIABILITIES		5,385,823

Net assets for 314,690,924 shares outstanding		$314,679,679

Net Assets Consist of:
Paid in capital		$314,690,836
Accumulated net realized loss on investments		(10,873)
Distributions in excess of net investments income		(284)

TOTAL NET ASSETS		$314,679,679

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$314,679,679 ÷ 314,690,924 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$2,058,139

Expenses:
Investment adviser fee		$795,984
Administrative personnel and services fee		119,716
Custodian fees		7,417
Transfer and dividend disbursing agent fees and expenses		41,239
Directors'/Trustees' fees		1,242
Auditing fees		6,219
Legal fees		4,192
Portfolio accounting fees		35,572
Shareholder services fee		397,992
Share registration costs		12,603
Printing and postage		8,245
Insurance premiums		774
Miscellaneous		447

TOTAL EXPENSES		1,431,642

Waivers:
Waiver of investment adviser fee	$(178,708)
Waiver of shareholder services fee	(175,116)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,399)

TOTAL WAIVERS		(357,223)

Net expenses			1,074,419

Net investment income			983,720

Net realized gain on investments			4,980

Change in net assets resulting from operations			$988,700

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$983,720	$2,813,063
Net realized gain (loss) on investments	4,980	(15,853)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	988,700	2,797,210

Distributions to Shareholders:
Distributions from net investment income	(984,004)	(2,813,063)

Share Transactions:
Proceeds from sale of shares	413,697,118	879,655,170
Net asset value of shares issued to shareholders in payment of distributions declared	459,767	1,282,499
Cost of shares redeemed	(397,229,704)	(860,109,557)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,927,181	20,828,112

Change in net assets	16,931,877	20,812,259

Net Assets:
Beginning of period	297,747,802	276,935,543

End of period (including distributions in excess of net investment income of $(284) and $0, respectively)	$314,679,679	$297,747,802

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the Connecticut dividend and interest income tax consistent with the stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2003, capital paid-in aggregated $314,690,836.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Shares sold	413,697,118	879,655,170
Shares issued to shareholders in payment of distributions declared	459,767	1,282,499
Shares redeemed	(397,229,704)	(860,109,557)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,927,181	20,828,112

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $15,853, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$8,300

2010	$7,553

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $178,685,000 and $160,560,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 57.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.7% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N559

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0052406 (6/03)

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended		Year Ended November 30,
	4/30/2003	2002	2001	10/31/2000 [1]		1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03		0.03	0.03
Net realized gain/(loss) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]		0.00 [2]	0.00 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03		0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)		(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return[3]	0.45%	1.24%	2.98%	3.46%		2.95%	3.21%

Ratios to Average Net Assets:

Expenses	0.45%[4]	0.45%	0.45%	0.45%	[4]	0.45%	0.45%

Net investment income	0.90%[4]	1.22%	2.93%	3.70%	[4]	2.90%	3.17%

Supplemental Data:

Net assets, end of period (000 omitted)	$522,786	$584,103	$581,401	$559,520	$527,071		$517,887

1 The Fund changed its fiscal year-end from November 30 to October 31.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3%[1]
		Alabama--13.8%
$3,750,000		Alabama HFA, (Series 2000A), Turtle Lake Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$3,750,000
1,000,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	1,000,000
1,500,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	1,500,000
41,500,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	41,500,000
3,783,000		Gardendale, AL, (Series 2002-B), Weekly VRDNs (Forest Ridge Apartments)/(FHLMC LOC)	3,783,000
5,000,000		Jefferson County, AL Sewer, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	5,000,000
15,800,000		Mobile, AL Airport Authority, MERLOTS (Series 2000-A24), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	15,800,000

		TOTAL	72,333,000

		Arizona--2.5%
10,000,000		Arizona School District, COPs (Series 2002), 2.00% TANs, 7/31/2003	10,010,527
3,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 1.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	3,000,000

		TOTAL	13,010,527

		California--1.0%
5,000,000		California Statewide Communities Development Authority (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	5,000,000

		Colorado--3.1%
14,660,000		Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	14,660,000
1,685,000		Loveland, CO, IDR (Series 1993S), 1.45% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 6/2/2003	1,685,000

		TOTAL	16,345,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--7.6%
$16,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$16,000,000
11,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,000,000
10,350,000		Florida State Board of Education Capital Outlay, ROCs (Series 162), Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	10,350,000
2,500,000		St. Lucie County, FL PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	2,500,000

		TOTAL	39,850,000

		Illinois--8.6%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
12,500,000		Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,500,000
900,000		Huntley (Village), IL Special Service Area No. 10, (Series 1999B), Weekly VRDNs (American National Bank & Trust Co., Chicago LOC)	900,000
1,900,000		Illinois Development Finance Authority (Series 1992), Weekly VRDNs (Field Container Co. LP)/(American National Bank & Trust Co., Chicago LOC)	1,900,000
7,790,000		Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	7,790,000
11,915,000		Lombard, IL, (Series 2000) Clover Creek Apartments, Weekly VRDNs (TVO Clover Creek, LLC)/(FNMA LOC)	11,915,000

		TOTAL	45,005,000

		Indiana--1.7%
5,000,000		Frankfort, IN EDA Weekly VRDNs (Wesley Manor, Inc.)/(Allied Irish Banks PLC LOC)	5,000,000
2,500,000		Indiana Health Facility Financing Authority (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	2,500,000
1,630,000		Mt. Vernon, IN High School/Jr. High School Building Corp., First Mortgage Refunding Bonds (Series 2002), 2.50% Bonds (FGIC INS), 7/10/2003	1,631,856

		TOTAL	9,131,856

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kansas--1.0%
$5,000,000		Lawrence, KS, (Series 2002-I), 2.45% BANs, 6/1/2003	$5,001,873

		Kentucky--1.4%
7,500,000		Boone County, KY Weekly VRDNs (Bemis Co., Inc.)	7,500,000

		Louisiana--0.7%
2,490,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), 1.65% TOBs (Louisiana State Gas & Fuels)/ (AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/21/2003	2,490,000
1,060,000		Louisiana Local Government Environmental Facilities Community Development Authority, 2.00% Bonds (Washington Parish Road)/ (AMBAC INS), 5/1/2004	1,068,067

		TOTAL	3,558,067

		Maryland--0.7%
2,000,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	2,000,000
1,400,000		Montgomery County, MD EDRB, EDR Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(J.P. Morgan Chase Bank LOC)	1,400,000

		TOTAL	3,400,000

		Massachusetts--4.4%
2,892,000		Gateway, MA Regional School District, 2.25% BANs, 5/5/2004	2,920,457
5,000,000		Gateway, MA Regional School District, 2.50% BANs, 1/30/2004	5,045,315
3,000,000		Harvard, MA, 2.00% BANs, 11/13/2003	3,005,056
5,000,000		Medford, MA, 2.25% BANs, 11/14/2003	5,017,244
4,400,000		Norwell, MA, 2.00% BANs, 7/15/2003	4,407,746
2,700,000		Ralph C. Mahar, MA Regional School District, 2.50% BANs, 10/30/2003	2,709,249

		TOTAL	23,105,067

		Michigan--5.5%
3,230,000		Detroit, MI City School District, PUTTERs (Series 326), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,230,000
80,000		Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	80,000
2,000,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$1,500,000		Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	$1,500,000
2,000,000		Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)	2,000,000
10,000,000		Michigan Municipal Bond Authority (Series C-2), 2.25% RANs (J.P. Morgan Chase & Co. LOC), 8/22/2003	10,024,391
2,630,000		Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	2,630,000
4,000,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ)	4,000,000
3,395,000		Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	3,395,000

		TOTAL	28,859,391

		Minnesota--3.2%
7,255,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2000-8), 2.05% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	7,255,000
6,000,000		Dakota County, MN Community Development Agency (PT-484) Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	6,000,000
2,495,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS) (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,495,000
1,000,000		Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	1,000,000

		TOTAL	16,750,000

		Missouri--1.6%
2,715,000		Howell County, MO IDA, (Series 1992), 1.25% TOBs (Safeway, Inc.)/ (Deutsche Bank AG LOC), Mandatory Tender 8/1/2003	2,715,000
4,450,000		Kansas City, MO IDA, (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)	4,450,000
1,000,000		Missouri State HEFA, (Series D), 2.25% RANs (Rockhurst University)/(Bank of America N.A. LOC), 4/23/2004	1,009,651

		TOTAL	8,174,651

		Multi State--4.0%
2,711,939		ABN AMRO Chicago Corp. (Series1997-1) LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	2,711,939
7,757,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	7,757,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$2,361,028		Koch Floating Rate Trust (Multistate Non-AMT) Series 2000-1, Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	$2,361,028
2,497,639		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,497,639
5,500,000		TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA INS)/ (Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	5,500,000

		TOTAL	20,827,606

		Nevada--0.4%
2,340,000		Nevada State, PT-1714 Weekly VRDNs (FSA INS)/(WestLB AG LIQ)	2,340,000

		Ohio--1.9%
4,075,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)	4,075,000
4,500,000		Franklin County, OH Mortgage Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	4,500,000
1,165,000		Ohio State, Parks and Recreation (Series II-A), 3.00% Bonds, 6/1/2003	1,166,021

		TOTAL	9,741,021

		Oklahoma--3.2%
2,440,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Muskogee Mall LP)/(Bank of America N.A. LOC)	2,440,000
2,810,000		Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	2,810,000
11,640,000		Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	11,640,000

		TOTAL	16,890,000

		Pennsylvania--6.4%
350,000		Canon McMillan, PA School District (Series C), 2.00% Bonds (FSA INS), 9/1/2003	350,523
3,500,000		Dallastown Area School District, PA (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	3,500,000
11,475,000		Dauphin County, PA General Authority (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	11,475,000
3,000,000		Doylestown Hospital Authority, PA (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	3,000,000
4,000,000		Doylestown Hospital Authority, PA, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,900,000		Pennsylvania State Higher Education Facilities Authority (Series 1997 B7), Weekly VRDNs (Saint Francis College, PA)/(Allied Irish Banks PLC LOC)	$2,900,000
2,200,000		Pennsylvania State Higher Education Facilities Authority (Series B1), 1.90% TOBs (Allentown College of St. Francis de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2003	2,200,000
2,500,000		Pennsylvania State Higher Education Facilities Authority (Series J2), 3.00% TOBs (Keystone College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2003	2,500,000
3,500,000		Pennsylvania State Higher Education Facilities Authority (Series J3), 3.00% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2003	3,500,000

		TOTAL	33,425,523

		Rhode Island--1.5%
8,000,000		North Providence, RI, 2.50% BANs, 8/7/2003	8,021,151

		South Carolina--1.9%
9,905,000	[2]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 1.55% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,905,000

		Texas--16.7%
3,528,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 1998-24 Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,528,000
1,700,000		Bell County, TX HFDC, (Series 1996C), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One N.A. (Chicago) LOC)	1,700,000
2,025,000		Dallas, TX CABs, zero coupon due 2/15/2004	2,005,119
10,750,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	10,750,000
9,000,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	9,000,000
3,000,000		Harris County, TX, (Series A) Bonds (MBIA INS) CABs Toll Road, Zero Coupon due 8/15/2003	2,986,562
9,435,000		Houston, TX ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	9,435,000
3,110,000		Kendall County, TX HFDC, (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	3,110,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$3,500,000		Lower Colorado River Authority, TX, (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	$3,500,000
3,985,000		Lower Colorado River Authority, TX, MERLOTS (Series 2000 RRR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,985,000
6,400,000		San Antonio, TX Electric & Gas, MERLOTS (Series 2002-A53), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,400,000
4,230,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	4,230,000
4,935,000		San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	4,935,000
425,000		TX Pooled Tax Exempt Trust, COPs (Series 1996), Weekly VRDNs (Bank One N.A. (Chicago) LOC)	425,000
21,000,000		Texas State, 2.75% TRANs, 8/29/2003	21,097,330

		TOTAL	87,087,011

		Utah--0.2%
1,000,000		Utah County, UT, (Series 2002A), 3.00% Bonds (IHC Health Services, Inc.), 5/15/2003	1,000,417

		Washington--0.4%
2,145,000		Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,145,000

		West Virginia--1.4%
5,800,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	5,800,000
1,300,000		West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	1,300,000

		TOTAL	7,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--5.5%
$9,900,000		New Berlin, WI School District, 2.00% TRANs, 9/5/2003	$9,916,262
7,000,000		University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,000,000
5,000,000		Wisconsin State HEFA, (Series 1999C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One N.A. (Chicago) LOC)	5,000,000
7,000,000		Wisconsin State HEFA, (Series 2001), Weekly VRDNs (Wisconsin Lutheran College)/(U.S. Bank N.A., Cincinnati LOC)	7,000,000

		TOTAL	28,916,262

		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST)[3]	524,423,423

		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(1,637,670)

		TOTAL NET ASSETS--100%	$522,785,753

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $22,650,000 which represents 4.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CABs	--Capital Appreciation Bonds
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$524,423,423
Cash		391,726
Income receivable		2,367,602
Receivable for shares sold		16,654

TOTAL ASSETS		527,199,405

Liabilities:
Payable for investments purchased	$3,989,349
Payable for shares redeemed	19,377
Income distribution payable	376,844
Accrued expenses	28,082

TOTAL LIABILITIES		4,413,652

Net assets for 522,771,476 shares outstanding		$522,785,753

Net Assets Consist of:
Paid in capital		$522,763,615
Accumulated net realized gain on investments		22,350
Distributions in excess of net investment income		(212)

TOTAL NET ASSETS		$522,785,753

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$522,785,753 ÷ 522,771,476 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$3,905,550

Expenses:
Investment adviser fee		$1,149,190
Administrative personnel and services fee		216,048
Custodian fees		13,590
Transfer and dividend disbursing agent fees and expenses		24,990
Directors'/Trustees' fees		1,990
Auditing fees		6,005
Legal fees		4,706
Portfolio accounting fees		47,094
Shareholder services fee		718,244
Share registration costs		12,941
Printing and postage		6,825
Insurance premiums		1,067
Miscellaneous		4,548

TOTAL EXPENSES		2,207,238

Waivers and Expense Reductions:
Waiver of investment adviser fee	$(315,679)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,184)
Waiver of shareholder services fee	(574,595)

TOTAL WAIVERS		(901,458)

Net expenses			1,305,780

Net investment income			2,599,770

Net realized gain on investments			43,570

Change in net assets resulting from operations			$2,643,340

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,599,770	$7,350,295
Net realized gain (loss) on investments	43,570	(6,514)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,643,340	7,343,781

Distributions to Shareholders:
Distributions from net investment income	(2,599,982)	(7,350,295)

Share Transactions:
Proceeds from sale of shares	554,332,241	1,099,575,147
Net asset value of shares issued to shareholders in payment of distributions declared	191,532	450,564
Cost of shares redeemed	(615,884,392)	(1,097,316,924)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,360,619)	2,708,787

Change in net assets	(61,317,261)	2,702,273

Net Assets:
Beginning of period	584,103,014	581,400,741

End of period (including distributions in excess of net investment income of $(212) and $0, respectively)	$522,785,753	$584,103,014

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2003, capital paid-in aggregated $522,763,615.

Transactions in shares were as follows:

	Six Months Ended	Year Ended
	4/30/2003	10/31/2002
Shares sold	554,332,241	1,099,575,147
Shares issued to shareholders in payment of distributions declared	191,532	450,564
Shares redeemed	(615,884,392)	(1,097,316,924)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(61,360,619)	2,708,787

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $21,220 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $423,725,000 and $443,325,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N666

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8070103 (6/03)

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized gain (loss) on investments	0.00 [2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.36%	1.16%	2.87%	3.70%	2.79%	3.09%

Ratios to Average Net Assets:

Expenses	0.66%[4]	0.64%	0.65%	0.59%	0.58%	0.58%

Net investment income	0.70%[4]	1.12%	2.83%	3.63%	2.76%	2.96%

Expense waiver/reimbursement[5]	0.14%[4]	0.15%	0.15%	0.20%	0.27%	0.19%

Supplemental Data:

Net assets, end of period (000 omitted)	$220,159	$220,597	$205,177	$189,580	$136,841	$157,194

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.02	0.03
Net realized gain (loss) on investments	0.00 [2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.02	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.02)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.23%	0.90%	2.62%	3.43%	2.53%	2.83%

Ratios to Average Net Assets:

Expenses	0.92%[4]	0.90%	0.90%	0.85%	0.86%	0.85%

Net investment income	0.37%[4]	0.74%	2.73%	3.20%	2.52%	2.83%

Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.15%	0.19%	0.24%	0.19%

Supplemental Data:

Net assets, end of period (000 omitted)	$101,582	$77,280	$104,872	$112,603	$216,926	$71,839

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1%[1]
		Alabama--0.9%
$3,000,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)	$3,000,000

		Alaska--0.6%
2,000,000		Valdez, AK Marine Terminal, (1994 Series C), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	2,006,576

		California--3.2%
9,000,000		California State, (Series B), 2.50% RANs, 6/27/2003	9,011,337
1,500,000		California State, (Series D) VRNs, 6/27/2003	1,500,000

		TOTAL	10,511,337

		Colorado--0.1%
375,000		Denver (City & County), CO, SFM, Roaring Fork (Series 1999-4), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	375,000

		Florida--72.9%
8,920,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	8,920,000
4,000,000		Alachua County, FL, IDRBs (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC)	4,000,000
10,555,000	[2]	Brevard County, FL HFA, (PT-472), 1.95% TOBs (Palm Place Apartments)/ (FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/12/2003	10,555,000
2,200,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	2,200,000
2,225,000		Broward County, FL, IDRB (Series 1993), Weekly VRDNs (American Whirlpool Products Corp. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,225,000
900,000		Broward County, FL, IDRBs (Series 1997), Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank LOC)	900,000
43,175,000		Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	43,175,000
1,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	1,500,000
1,070,000		Coral Springs, FL, (Series 1996), Weekly VRDNs (Royal Plastics Group Ltd.)/(SunTrust Bank LOC)	1,070,000
1,650,000		Dade County, FL IDA, IDRBs (Series 1996A), Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A. LOC)	1,650,000
3,055,000	[2]	Escambia County, FL HFA, Variable Rate Certificates (Series 2002-B), 1.15% TOBs (GNMA COL)/(Bank of America N.A. LIQ), Optional Tender 9/4/2003	3,055,000
2,285,000		Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,285,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$3,000,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	$3,000,000
9,355,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	9,355,000
4,000,000		Florida Housing Finance Agency, (Series 1985YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC)	4,000,000
3,265,000		Florida Housing Finance Agency, Trust Receipts, (Series 1998) FR/RI-12 Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	3,265,000
8,260,000		Florida Housing Finance Corp., MERLOTS (Series 1998 B), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	8,260,000
5,355,000	[2]	Florida Housing Finance Corp., (PT-481), 1.15% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	5,355,000
9,815,000		Florida State Board of Education Capital Outlay, ROCs (Series 1014), Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,815,000
1,205,000		Florida State Board of Education Capital Outlay, ROCs (Series 162), Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	1,205,000
9,575,000		Florida State Board of Education Lottery, (PT-1527) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,575,000
500,000		Florida State Department of Environmental Protection, (Series 2001-637), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	500,000
4,992,500		Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	4,992,500
5,000,000		Florida State Department of Environmental Protection, (PA-414) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,000,000
5,000,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	5,000,000
4,100,000		Greater Orlando (FL) Aviation Authority, Adjustable Rate (Series 1997), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	4,100,000
7,250,000		Harmony, FL Community Development District, (PT-1387), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	7,250,000
495,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	495,000
5,000,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC)	5,000,000
1,150,000		Hillsborough County, FL IDA, IDRBs (Series 1996), Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America N.A. LOC)	1,150,000
510,000		Hillsborough County, FL IDA, Variable Rate Demand IDRBs (Series 1996), Weekly VRDNs (Trident Yacht Building Partnership Project)/(Wachovia Bank N.A. LOC)	510,000
3,235,000		Hillsborough County, FL IDA, Variable Rate IDRBs (Series 1998), Weekly VRDNs (SIFCO Industries, Inc.)/(National City Bank, Ohio LOC)	3,235,000
2,400,000		Indian River County, FL, IDRBs (Series 1997), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	2,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$6,000,000		JEA, FL Electric System, (Subordinate Revenue Bonds) (Series 2000 A) Daily VRDNs (WestLB AG LIQ)	$6,000,000
2,700,000		Jacksonville, FL IDA, (Series 1996), Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	2,700,000
4,000,000		Liberty County, FL, (Series 2000), Weekly VRDNs (Sunshine State Cypress, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	4,000,000
1,500,000		Lynn Haven, FL, (Series 1998A), Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	1,500,000
4,790,000		Manatee County, FL, (Series 1998 A), Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Huntington National Bank, Columbus, OH LOC)	4,790,000
2,190,000		Manatee County, FL, (Series 1998), Weekly VRDNs (Mader Electric, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	2,190,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986), Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC)	2,400,000
750,000		Okeechobee County, FL, (Series 1992), Weekly VRDNs (Chambers Waste Systems)/(J.P. Morgan Chase Bank LOC)	750,000
1,300,000		Orange County, FL HFA, (Series 1997A), Weekly VRDNs (Regal Pointe Apartments)/(FHLMC LOC)	1,300,000
4,325,000		Orange County, FL HFA, Variable Rate Certificates (Series 1997G), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,325,000
5,990,000		Orlando, FL Utilities Commission, ROCs (Series 1040), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	5,990,000
2,950,000		Palm Beach County, FL, (Series 2002), Weekly VRDNs (Palm Beach Community College Foundation, Inc.)/(Bank of America N.A. LOC)	2,950,000
3,085,000		Pinellas County Industry Council, FL Weekly VRDNs (Loulourgas Properties)/(Wachovia Bank N.A. LOC)	3,085,000
1,558,000		Pinellas County Industry Council, FL, IDRB (Series 1995), Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank N.A. LOC)	1,558,000
2,825,000		Polk County, FL IDA, (Series 1999), Weekly VRDNs (Norman Family Partnership)/(Huntington National Bank, Columbus, OH LOC)	2,825,000
3,260,000		St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	3,260,000
300,000		Sumter County, FL IDA Weekly VRDNs (Great Southern Wood Preserving Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	300,000
3,300,000		Tamarac, FL, IDRB (Series 1995), Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC)	3,300,000
2,995,000		Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,995,000
1,125,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(Deutsche Bank AG LOC)	1,125,000
2,200,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC)	2,200,000

		TOTAL	234,540,500

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--1.8%
$5,850,000		Crisp County - Cordele, GA IDA, (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	$5,850,000

		Indiana--4.1%
10,000,000		Hamilton, IN Southeastern Schools, 2.00% TANs, 12/31/2003	10,046,178
1,155,000		Poseyville, IN, (Series 1998 B), Weekly VRDNs (North America Green, Inc.)/ (Harris Trust & Savings Bank, Chicago LOC)	1,155,000
1,925,000		Poseyville, IN, (Series 1998-A), Weekly VRDNs (North America Green, Inc.)/ (Harris Trust & Savings Bank, Chicago LOC)	1,925,000

		TOTAL	13,126,178

		Kansas--1.3%
4,070,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,070,000

		Maryland--0.5%
1,640,000		Maryland Economic Development Corp., (Series 1996), Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,640,000

		Minnesota--0.9%
3,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2000-8), 2.05% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	3,000,000

		Mississippi--0.5%
1,500,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,500,000

		Multi State--1.4%
4,500,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Toronto Dominion Bank LIQs)	4,500,000

		New Jersey--1.6%
5,000,000		Trenton, NJ, 2.25% BANs, 10/17/2003	5,017,097

		Pennsylvania--1.6%
5,000,000		Erie County, PA, 2.50% TRANs, 12/15/2003	5,027,728

		Texas--3.1%
10,000,000		Texas State, 2.75% TRANs, 8/29/2003	10,043,101

		Washington--1.7%
5,340,000	[2]	Washington State Public Power Supply System, MERLOTS (Series 2000 A19), 1.55% TOBs (Energy Northwest, WA)/(MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,340,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--3.9%
$4,300,000		Ashland, WI School District, 2.00% TRANs, 8/29/2003	$4,305,160
3,300,000		Oconto Falls, WI Public School District, 2.00% TRANs, 10/1/2003	3,306,125
4,900,000		Verona, WI Area School District, 2.00% TRANs, 8/25/2003	4,907,658

		TOTAL	12,518,943

		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST)[3]	322,066,460

		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(324,582)

		TOTAL NET ASSETS--100%	$321,741,878

Securities that are subject to AMT represent 43.0% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
93.00%	7.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $27,305,000 which represents 8.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FGIC	--Financial Guarantee Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$322,066,460
Cash		643,948
Income receivable		1,289,443
Receivable for shares sold		92,474

TOTAL ASSETS		324,092,325

Liabilities:
Payable for shares redeemed	$2,099,591
Income distribution payable	134,608
Accrued expenses	116,248

TOTAL LIABILITIES		2,350,447

Net assets for 321,745,590 shares outstanding		$321,741,878

Net Assets Consist of:
Paid in capital		$321,745,590
Accumulated net realized gain on investments		1,857
Distributions in excess of net investment income		(5,569)

TOTAL NET ASSETS		$321,741,878

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$220,159,462 ÷ 220,156,986 shares outstanding		$1.00

Cash II Shares:
$101,582,416 ÷ 101,588,604 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$3,404,127

Expenses:
Investment adviser fee		$1,030,325
Administrative personnel and services fee		193,701
Custodian fees		9,188
Transfer and dividend disbursing agent fees and expenses		78,795
Directors'/Trustees' fees		1,828
Auditing fees		8,400
Legal fees		6,160
Portfolio accounting fees		56,783
Distribution services fee--Cash II Shares		334,796
Shareholder services fee--Institutional Shares		309,158
Shareholder services fee--Cash II Shares		334,796
Share registration costs		28,925
Printing and postage		12,236
Insurance premiums		906
Miscellaneous		1,398

TOTAL EXPENSES		2,407,395

Waivers:
Waiver of investment adviser fee	$(202,787)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,036)
Waiver of distribution services fee--Cash II Shares	(66,959)
Waiver of shareholder services fee--Institutional Shares	(74,198)

TOTAL WAIVERS		(354,980)

Net expenses			2,052,415

Net investment income			1,351,712

Net realized gain on investments			3,180

Change in net assets resulting from operations			1,354,892

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,351,712	$3,815,266
Net realized gain (loss) on investments	3,180	(1,323)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,354,892	3,813,943

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(879,785)	(2,392,213)
Cash II Shares	(477,496)	(1,423,053)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,357,281)	(3,815,266)

Share Transactions:
Proceeds from sale of shares	1,261,918,306	1,942,617,671
Net asset value of shares issued to shareholders in payment of distributions declared	390,452	1,281,781
Cost of shares redeemed	(1,238,441,350)	(1,956,069,787)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,867,408	(12,170,335)

Change in net assets	23,865,019	(12,171,658)

Net Assets:
Beginning of period	297,876,859	310,048,517

End of period (including distributions in excess of net investment income of $(5,569) and $0, respectively)	$321,741,878	$297,876,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2003 capital paid-in aggregated $321,745,590.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Shares:
Shares sold	403,385,097	939,006,527
Shares issued to shareholders in payment of distributions declared	297,828	1,023,184
Shares redeemed	(404,129,540)	(924,602,969)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(446,615)	15,426,742

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Cash II Shares:
Shares sold	858,533,209	1,003,611,144
Shares issued to shareholders in payment of distributions declared	92,624	258,597
Shares redeemed	(834,311,810)	(1,031,466,818)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	24,314,023	(27,597,077)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	23,867,408	(12,170,335)

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $1,323, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Class II Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended April 30, 2003 the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $795,141,000 and $844,798,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 50.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.2% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00827-02 (6/03)

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.45%	1.26%	2.96%	3.82%	2.94%	3.33%

Ratios to Average Net Assets:

Expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.90%[4]	1.25%	2.79%	3.72%	2.90%	3.28%

Expense waiver/reimbursement[5]	0.38%[4]	0.38%	0.40%	0.41%	0.42%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$476,572	$479,810	$426,415	$218,297	$267,132	$168,098

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%[1]
		Georgia--99.5%
$33,210,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004), 1.55% TOBs (Atlanta, GA Airport Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/6/2003	$33,210,000
2,600,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,600,000
3,300,000		Athens-Clarke County, GA, IDA (Series 1988), 1.20% CP (Rhone Merieux, Inc. Project)/(HSBC Bank USA LOC), Mandatory Tender 6/11/2003	3,300,000
1,000,000		Athens-Clarke County, GA, IDA (Series 1997), Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC)	1,000,000
9,620,000		Athens-Clarke County, GA, IDA (Series 2001), Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC)	9,620,000
4,895,000		Athens-Clarke County, GA, IDA, PUTTERs (Series 314), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	4,895,000
1,575,000		Atlanta, GA Airport Facilities Revenue Board, 6.00% Bonds (AMBAC INS), 1/1/2004	1,625,675
7,375,000	[2]	Atlanta, GA Airport Revenue, (PA-916R), 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	7,375,000
6,500,000	[2]	Atlanta, GA Airport Revenue, (PA 926R), 1.26% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/8/2004	6,500,000
4,520,000		Atlanta, GA Water & Sewer, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	4,520,000
760,000		Augusta, GA, HFA (Series 1998) Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	760,000
1,835,000		Bartow County, GA, IDA (Series 2000), Weekly VRDNs (Eagle Solutions LLC)/(Amsouth Bank N.A., Birmingham LOC)	1,835,000
3,365,000		Brunswick, GA, Housing Authority (Series S93), Weekly VRDNs (Island Square Apartments)/(Columbus Bank and Trust Co., GA LOC)	3,365,000
3,000,000		Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC)	3,000,000
2,230,000		Cedartown, GA, Development Authority (Series 1998), Weekly VRDNs (Rome Plow Co.)/(SunTrust Bank LOC)	2,230,000
7,190,000	[2]	Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23), 1.53% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,190,000
2,550,000		Clayton County, GA, Housing Authority (Series 1992), Weekly VRDNs (Oxford Townhomes)/(Amsouth Bank N.A., Birmingham LOC)	2,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$15,860,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Amsouth Bank N.A., Birmingham LOC)	$15,860,000
875,000		Clayton County, GA, Urban Development Authority, 2.00% Bonds, 2/1/2004	880,336
1,730,000		Cobb County, GA, Hospital Authority (Series 2003), 1.50% BANs (AMBAC INS), 4/1/2004	1,735,813
2,980,000		Cobb County, GA, Housing Authority (Series 2002), Weekly VRDNs (Woodsong Apartments Partners LP)/(FNMA LOC)	2,980,000
9,675,000		Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/ (Deutsche Bank Trust Co. Americas LOC)	9,675,000
1,700,000		Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,700,000
370,000		Columbia County, GA, Development Authority, (Series 1991), Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank N.A. LOC)	370,000
5,040,000		Columbus, GA, IDA Industrial & Port Development Commission, (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	5,040,000
9,000,000		Columbus, GA, IDA (Series 2002), Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC)	9,000,000
1,600,000		Coweta County, GA, IDA (Series 1995), Weekly VRDNs (Lanelco LLC)/ (Bank One, Michigan LOC)	1,600,000
8,800,000		Crisp County - Cordele, GA, IDA (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	8,800,000
7,855,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,855,000
7,500,000		Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/ (Firstar Bank, N.A. LOC)	7,500,000
755,000		Dalton, GA, Building Authority (Series 2002), 3.00% Bonds (Dalton, GA), 7/1/2003	756,436
1,000,000		Dalton, GA, Building Authority, 5.00% Bonds, 7/1/2003	1,006,276
1,650,000		Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC)	1,650,000
2,450,000		Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)	2,450,000
1,250,000		De Kalb County, GA, Development Authority Weekly VRDNs (Rock-Tenn Co.)/ (SunTrust Bank LOC)	1,250,000
1,200,000		De Kalb County, GA, Development Authority (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC)	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$800,000		De Kalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC)	$800,000
1,010,000		De Kalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,010,000
2,405,000		De Kalb County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	2,405,000
1,570,000		Dekalb County, GA, Single Family Mortgage, Roaring Fork (Series 2000-9), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,570,000
5,100,000		Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)	5,100,000
1,800,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	1,800,000
540,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Paul B. Goble)/(Wachovia Bank N.A. LOC)	540,000
5,585,000		Douglas County, GA, Development Authority (Series 1998A), Weekly VRDNs (Heritage Bag)/(Wachovia Bank N.A. LOC)	5,585,000
8,000,000		Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs (Reflek Manufacturing, Inc.)/(Fleet National Bank LOC)	8,000,000
3,910,000		Fayette County, GA School District, 4.00% Bonds, 3/1/2004	4,002,152
2,000,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	2,000,000
2,900,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC)	2,900,000
5,700,000		Forsyth County, GA, Development Authority, IDRB (Series 1995), Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)	5,700,000
9,240,000		Franklin County, GA, Industrial Building Authority (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	9,240,000
2,000,000		Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	2,000,000
5,595,000		Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	5,595,000
3,500,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,500,000
1,000,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	1,000,000
2,000,000		Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$10,000,000	[2]	Fulton County, GA, Housing Authority (PT-469), 1.95% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 6/12/2003	$10,000,000
905,000		Fulton County, GA, IDA Weekly VRDNs (C.K.S. Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	905,000
800,000		Fulton County, GA, IDA (Series 1997), Weekly VRDNs (In-Store Media Corp.)/ (SunTrust Bank LOC)	800,000
4,500,000		Gainesville and Hall County, GA, Development Authority (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	4,500,000
3,400,000		Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC)	3,400,000
8,000,000		Gainesville, GA, Redevelopment Authority (Series 2000), Weekly VRDNs (Riverside Military Academy, Inc.)/(SunTrust Bank LOC)	8,000,000
2,200,000		Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd (Series 1987), Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC)	2,200,000
1,300,000		Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC)	1,300,000
5,735,000	[2]	Georgia State HFA, MERLOTS (Series 2001 A-106), 1.60% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,735,000
4,370,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	4,370,000
3,600,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	3,600,000
39,560,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	39,560,000
3,800,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	3,800,000
12,760,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	12,760,000
12,540,000		Georgia State Road and Tollway Authority (Series 2002), 3.00% Bonds, 11/1/2003	12,638,726
21,245,000		Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	21,245,000
24,825,000		Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	24,825,000
2,310,000		Gwinnett County, GA, IDA (Series 1996), Weekly VRDNs (Sidel, Inc.)/(Bank of America N.A. LOC)	2,310,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$430,000		Gwinnett County, GA, IDA (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/ (Wachovia Bank N.A. LOC)	$430,000
2,200,000		Gwinnett County, GA, IDA (Series 1998), Weekly VRDNs (Pace Manufacturing, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,200,000
1,800,000		Heard County, GA, Development Authority (First Series 1996), Daily VRDNs (Georgia Power Co.)	1,800,000
950,000		Jackson County, GA, IDA (Series 1997), Weekly VRDNs (Mullett Co.)/ (Wachovia Bank N.A. LOC)	950,000
2,800,000		Jefferson, GA, Development Authority (Series 2001), Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC)	2,800,000
3,005,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 2.50% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2003	3,005,000
2,825,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 2.50% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2003	2,825,000
3,630,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	3,630,000
3,465,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
7,770,000		Marietta, GA, Housing Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)	7,770,000
465,000		Milledgeville & Baldwin County, GA, Development Authority (Series 1997), Weekly VRDNs (Oconee Area Properties, Inc.)/(Wachovia Bank N.A. LOC)	465,000
3,042,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(Firstar Bank, N.A. LOC)	3,042,000
3,250,000		Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,250,000
1,500,000		Rockdale County, GA, Hospital Authority (Series 2002), Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(SunTrust Bank LOC)	1,500,000
7,775,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	7,775,000
4,530,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank Minnesota N.A. LOC)	4,530,000
4,600,000		Roswell, GA, Housing Authority, Multifamily Housing Refunding Revenue Bonds (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC)	4,600,000
2,240,000		Roswell, GA, 2.00% Bonds, 2/1/2004	2,254,334
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/ (SunTrust Bank LOC)	$2,000,000
1,540,000		Stephens County, GA, Development Authority (Series 1999), Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,540,000
1,600,000		Thomasville, GA, HFA (Series 2002A), Weekly VRDNs (Wood Valley Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,600,000
1,790,000		Walker County, GA, School District, 3.00% Bonds (Georgia State GTD), 10/1/2003	1,800,748
2,100,000		Whitfield County, GA, Development Authority Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC)	2,100,000
1,175,000		Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,175,000
3,800,000		Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC)	3,800,000

		TOTAL	473,887,496

		Puerto Rico--0.4%
2,000,000		Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2001-586), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	2,000,000

		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[3]	$475,887,496

		OTHER ASSETS AND LIABILITIES -- NET--0.1%	684,853

		TOTAL NET ASSETS--100%	$476,572,349

Securities that are subject to AMT represent 40.0% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $70,010,000 which represents 14.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
TOPS	--Trust Obligation Participating Securities
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$475,887,496
Cash		880,892
Income receivable		1,410,953
Receivable for shares sold		11,629

TOTAL ASSETS		478,190,970

Liabilities:
Payable for shares redeemed	$1,467,396
Income distribution payable	71,085
Accrued expenses	80,140

TOTAL LIABILITIES		1,618,621

Net assets for 476,572,200 shares outstanding		$476,572,349

Net Assets Consist of:
Paid in capital		$476,572,200
Accumulated net realized loss on investments		(364)
Undistributed net investment income		513

TOTAL NET ASSETS		$476,572,349

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$476,572,349 ÷ 476,572,200 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$3,427,550

Expenses:
Investment adviser fee		$1,225,945
Administrative personnel and services fee		184,382
Custodian fees		12,746
Transfer and dividend disbursing agent fees and expenses		26,576
Directors'/Trustees' fees		1,652
Auditing fees		6,239
Legal fees		6,815
Portfolio accounting fees		45,792
Shareholder services fee		612,972
Share registration costs		13,238
Printing and postage		6,767
Insurance premiums		823
Miscellaneous		487

TOTAL EXPENSES		2,144,434

Waivers:
Waiver of investment adviser fee	$(778,694)
Waiver of shareholder services fee	(147,113)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,187)

TOTAL WAIVERS		(930,994)

Net expenses			1,213,440

Net investment income			$2,214,110

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,214,110	$5,711,587
Net realized loss on investments	--	(364)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,214,110	5,711,223

Distributions to Shareholders:
Distributions from net investment income	(2,213,597)	(5,711,587)

Share Transactions:
Proceeds from sale of shares	661,232,235	1,240,363,180
Net asset value of shares issued to shareholders in payment of distributions declared	1,722,655	4,457,653
Cost of shares redeemed	(666,192,727)	(1,191,425,938)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,237,837)	53,394,895

Change in net assets	(3,237,324)	53,394,531

Net Assets:
Beginning of period	479,809,673	426,415,142

End of period (including undistributed net investment income of $513 and $0, respectively)	$476,572,349	$479,809,673

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2003, capital paid-in aggregated $476,572,200.

Transactions in shares were as follows:

	Six Months Ended	Year Ended
	4/30/2003	10/31/2002
Shares sold	661,232,235	1,240,363,180
Shares issued to shareholders in payment of distributions declared	1,722,655	4,457,653
Shares redeemed	(666,192,727)	(1,191,425,938)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,237,837)	53,394,895

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $364, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $452,405,000 and $344,717,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 81.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.4% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N328

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01478-01 (6/03)

MASSACHUSETTS MUNICIPAL CASH TRUST FINANCIAL HIGHLIGHTS--GALAXY-BKB SHARES
(For a Share outstanding throughout each period)

Six Months Ended (unaudited) 4/30/2003			Year Ended October 31,
		2002	2001	2000	1999[1]	1998

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investment	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.35%	1.03%	2.68%	3.48%	2.70%	3.03%

Ratios to Average Net Assets:
Expenses	0.62%[4]	0.62%	0.62%	0.57%	0.56%	0.57%
Net investment income	0.70%[4]	1.03%	2.70%	3.38%	2.67%	2.97%
Expense waiver/reimbursement[5]	0.28%[4]	0.28%	0.28%	0.31%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,590	48,631	$65,725	$92,810	$199,860	$162,557

(1)	Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(2)	Represents less than $0.01.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Computed on an annualized basis.
(5)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS

April 30, 2003 (unaudited)
PRINCIPAL AMOUNT
		VALUE
(1) Short-Term Municipals--99.6%
Massachusetts--	98.4%
$23,166,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/
	(Series 1998-12), Weekly VRDNs (Massachusetts Water Resources
	Authority)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$23,166,000

25,360,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/
	(Series 2000-2), Weekly VRDNs (Massachusetts Water Resources
	Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	25,360,000

2,715,000	Amesbury, MA, 2.00% BANs, 9/10/2003	2,723,223

6,620,000	Amesbury, MA, 2.25% BANs, 3/12/2004	6,679,252

25,622,374	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 1997-2), Weekly VRDNs (Massachusetts State Lottery
	Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	25,622,374

4,000,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 1999-1), 1.60% TOBs (Massachusetts State HFA)/(MBIA INS)/
	(State Street Bank and Trust Co. LIQ), Optional Tender 8/7/2003	4,000,000

14,929,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 2000-2), 1.60% TOBs (Massachusetts Turnpike Authority)/
	(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional
	Tender 8/7/2003	14,929,000

10,900,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/
	(Series 2001-4), 1.25% TOBs (Massachusetts Turnpike Authority)/
	(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional
	Tender 9/11/2003	10,900,000

4,835,000	Commonwealth of Massachusetts, (PA-647), Weekly VRDNs
	(Merrill Lynch & Co., Inc. LIQ)	4,835,000

7,000,000	Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs
	(Landesbank Baden-Wuerttemberg LIQ)	7,000,000

PRINCIPAL AMOUNT
		VALUE
(1) Short-Term Municipals--continued
Massachusetts--continued
$9,410,000	Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs
	(Landesbank Hessen-Thueringen, Frankfurt LIQ)	$9,410,000

2,100,000	Commonwealth of Massachusetts, (Series 2001 C), Weekly VRDNs
	(State Street Bank and Trust Co. LIQ)	2,100,000

3,255,000	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs
	(Societe Generale, Paris LIQ)	3,255,000

5,000,000	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9), Weekly
	VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	5,000,000

5,970,000	Commonwealth of Massachusetts, (PA-793), Weekly VRDNs
	(Merrill Lynch & Co., Inc. LIQ)	5,970,000

2,400,000	Commonwealth of Massachusetts, (PA-798), Weekly VRDNs
	(Massachusetts Federal-Aid Highway Program)/(FSA INS)/
	(Merrill Lynch & Co., Inc. LIQ)	2,400,000

5,100,000	Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly
	VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,100,000

8,650,000	Commonwealth of Massachusetts, ROCs (Series 1047), Weekly VRDNs
	(FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,650,000

2,785,000	Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000

3,485,000	Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2002-C), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000

15,000,000	Freetown-Lakeville, MA Regional School District, 2.25% BANs,
	10/24/2003	15,049,111

9,500,000	Freetown-Lakeville, MA Regional School District, 2.25% BANs,
	8/8/2003	9,517,751

14,500,000	Harvard, MA, 2.00% BANs, 11/13/2003	14,524,438

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS (CONTINUED)

PRINCIPAL AMOUNT
		VALUE
(1) Short-Term Municipals--continued
Massachusetts--continued
$6,175,493	Hudson, MA, 3.00% BANs, 5/14/2003	$6,177,560

6,000,000	Hull, MA, 3.00% BANs, 7/15/2003	6,013,300

16,879,433	Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4),
	Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	16,879,433

6,295,000	Massachusetts Bay Transportation Authority, (Series 1999), Weekly
	VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,295,000

15,000,000	Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H),
	Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	15,000,000

12,700,000	Massachusetts Bay Transportation Authority, (PT-1218), Weekly VRDNs
	(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	12,700,000

9,500,000	Massachusetts Development Finance Agency Weekly VRDNs (You, Inc.)/
	(Lloyds TSB Bank PLC, London LOC)	9,500,000

2,500,000	Massachusetts Development Finance Agency, (Series 1998-A), Weekly
	VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	2,500,000

6,200,000	Massachusetts Development Finance Agency, (Series 2000), Weekly
	VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000

4,500,000	Massachusetts Development Finance Agency, (Series 2000), Weekly
	VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000

3,300,000	Massachusetts Development Finance Agency, (Series 2001), Weekly
	VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	3,300,000

7,500,000	Massachusetts Development Finance Agency, (Series 2001A), Weekly
	VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,500,000

5,700,000	Massachusetts Development Finance Agency, (Series 2002), Weekly
	VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	5,700,000

8,000,000	Massachusetts Development Finance Agency, (Series 2002), Weekly
	VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	8,000,000

PRINCIPAL AMOUNT
		VALUE
(1) Short-Term Municipals--continued
Massachusetts--continued
$8,170,000	Massachusetts Development Finance Agency, (Series 2002A), Weekly
	VRDNs (Assumption College)/(Bank of New York LOC)	$8,170,000

9,955,000	Massachusetts Development Finance Agency, (Series B), Weekly VRDNs
	(Edgewood Retirement Community Project)/(Fleet National Bank LOC)	9,955,000

1,575,000	Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Realty of
	Massachusetts)/(Dexia Credit Local LOC)	1,575,000

14,200,000	Massachusetts HEFA, (Series A), Weekly VRDNs (Brigham & Women's
	Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	14,200,000

10,000,000	Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/
	(Comerica Bank LOC)	10,000,000

7,860,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/
	(Citizens Bank of Massachusetts LOC)	7,860,000

5,760,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/
	(Fleet National Bank LOC)	5,760,000

5,765,000	Massachusetts HEFA, (Series B), Weekly VRDNs (New England
	Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,765,000

2,500,000	Massachusetts HEFA, (Series E), Weekly VRDNs (Simmons College)/
	(AMBAC INS)/(Fleet National Bank LIQ)	2,500,000

10,185,000	Massachusetts HEFA, MERLOTS (Series 2000-T), Weekly VRDNs
	(Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	10,185,000

19,985,000	Massachusetts HEFA, MERLOTS (Series 2000WW), Weekly VRDNs
	(Harvard University)/(Wachovia Bank N.A. LIQ)	19,985,000

12,495,000	(2) Massachusetts HEFA, PA-973R, 1.60% TOBs (Massachusetts
	Institute of Technology)/(Merrill Lynch & Co., Inc. LIQ), Optional
	Tender 9/18/2003	12,495,000

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS (CONTINUED)

PRINCIPAL AMOUNT
		VALUE
(1) Short-Term Municipals--continued
Massachusetts--continued
$10,505,000	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D), Weekly
	VRDNs (Massachusetts Institute of Technology)/
	(Bank of America N.A. LIQ)	$10,505,000

29,000,000	Massachusetts IFA, (Series 1992B), 1.15% CP (New England
	Power Co.), Mandatory Tender 5/5/2003	29,000,000

5,900,000	Massachusetts IFA, (Series 1994), Weekly VRDNs (Nova Realty Trust)/
	(Fleet National Bank LOC)	5,900,000

7,189,000	Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/
	(Fleet National Bank LOC)	7,189,000

2,455,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts
	Society for the Prevention of Cruelty to Animals)/(Fleet
	National Bank LOC)	2,455,000

5,350,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/
	(Dexia Credit Local LOC)	5,350,000

5,725,000	Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted
	Living Corp.)/(Fleet National Bank LOC)	5,725,000

8,130,000	Massachusetts IFA, (Series B), Weekly VRDNs (Williston North
	Hampton School)/(Fleet National Bank LOC)	8,130,000

1,000,000	Massachusetts Municipal Wholesale Electric Co., Floater Certificates
	(Series 2001-674), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	1,000,000

5,170,000	Massachusetts State College Building Authority, MERLOTS (Series
	2000-B11), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,170,000

10,000,000	Massachusetts State HFA, MERLOTS (Series 1999H), Weekly VRDNs
	(MBIA INS)/(Wachovia Bank N.A. LIQ)	10,000,000

9,290,000	Massachusetts State HFA, PT-162 Weekly VRDNs (MBIA INS)/(BNP
	Paribas SA LIQ)	9,290,000

PRINCIPAL AMOUNT
		VALUE
(1) Short-Term Municipals--continued
Massachusetts--continued
$10,000,000	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335),
	Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	$10,000,000

9,405,000	Massachusetts Turnpike Authority, PUTTERs (Series 140), Weekly
	VRDNs (United States Treasury COL)/(J.P. Morgan Chase Bank LIQ)	9,405,000

24,257,000	Massachusetts Turnpike Authority, Variable Rate Certificates
	(Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	24,257,000

10,090,000	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185),
	Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,090,000

11,300,000	Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87)
	Daily VRDNs (Societe Generale, Paris LIQ)	11,300,000

16,500,000	Massachusetts Water Pollution Abatement Trust Pool, Subordinate,
	MERLOTS (Series 1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)	16,500,000

900,000	Massachusetts Water Resources Authority, (Series 1998D), Weekly
	VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	900,000

2,059,162	Millis, MA, 2.50% BANs, 9/5/2003	2,065,858

16,000,000	Milton, MA, 2.75% BANs, 10/30/2003	16,082,334

9,862,000	Monson, MA, 2.50% BANs, 11/14/2003	9,901,763

7,950,000	New Bedford, MA, 2.00% BANs, 2/27/2004	8,001,307

7,500,000	Norwell, MA, 2.25% BANs, 2/20/2004	7,562,850

4,000,000	Pembroke, MA, 1.75% BANs, 8/7/2003	4,006,476

15,000,000	Pembroke, MA, 2.75% BANs, 8/7/2003	15,044,746

7,000,000	Ralph C. Mahar, MA Regional School District, 2.50% BANs, 10/30/2003	7,023,979

5,000,000	Springfield, MA, 3.00% BANs (Fleet National Bank LOC), 7/8/2003	5,012,370

MASSACHUSETTS MUNICIPAL CASH TRUST PORTFOLIO OF INVESTMENTS (CONTINUED)

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals--continued
Massachusetts--continued
$12,500,000	Springfield, MA, 3.00% RANs (Fleet National Bank LOC), 6/30/2003	$12,528,410

10,745,000	Wayland, MA, 2.25% BANs, 11/21/2003	10,794,124

3,500,000	Worcester, MA, 2.50% BANs, 8/29/2003	3,510,204

4,000,000	Wrentham, MA, 2.75% BANs, 6/3/2003	4,002,658

	Total	718,879,521

Puerto Rico--1.2%
8,520,000	Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs
	(FSA INS)/(Morgan Stanley LIQ)	8,520,000

	Total Investments--99.6%
	(at amortized cost)(3)	$727,399,521

	Other Assets and Liabilities-Net--0.4%	2,803,098

	Total Net Assets--100%	$730,202,619

(1)	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE

First Tier	Second Tier
100.00%	0.00%
(2)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $42,324,000 which represents 5.8% of total net assets.
(3)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation	LIQ--Liquidity Agreement
AMT--Alternative Minimum Tax	LOC--Letter of Credit
BANs--Bond Anticipation Notes	MBIA--Municipal Bond Investors Assurance
COL--Collateralized	MERLOTS--Municipal Exempt Receipts--Liquidity Optional Tender Series
CP--Commercial Paper	PUTTERs--Puttable Tax-Exempt Receipts
FGIC--Financial Guaranty Insurance Company	RANs--Revenue Anticipation Notes
FSA--Financial Security Assurance	ROCs--Reset Option Certificates
HEFA--Health and Education Facilities Authority	TOBs--Tender Option Bonds
HFA--Housing Finance Authority	TOPS--Trust Obligation Participating Securities
IFA--Industrial Finance Authority	VRDNs--Variable Rate Demand Notes
INS--Insured

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$727,399,521

Cash		251,634

Income receivable		3,527,709

Receivable for shares sold		354,513

Total assets		731,533,377

Liabilities:
Payable for shares redeemed	$1,047,381

Income distribution payable	230,743

Accrued expenses	52,634

Total liabilities		1,330,758

Net assets for 730,209,674 shares outstanding		$730,202,619

Net Assets Consist of:
Paid in capital		$730,209,674

Accumulated net realized loss on investments		(5,103)

Distributions in excess of net investment income		(1,952)

Total Net Assets		$730,202,619

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$692,612,548 ÷ 692,618,025 shares outstanding		$1.00

Galaxy - BKB Shares:
$37,590,071÷ 37,591,649 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment Income:

Interest			$5,285,109

Expenses:
Investment adviser fee		$1,987,993

Administrative personnel and services fee		298,994

Custodian fees		18,290

Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		63,211

Transfer and dividend disbursing agent fees and expenses--Galaxy-BKB Shares		10,434

Directors'/Trustees' fees		2,740

Auditing fees		6,810

Legal fees		7,127

Portfolio accounting fees		62,337

Shareholder services fee--Institutional Service Shares		937,880

Shareholder services fee--Galaxy-BKB Shares		56,116

Share registration costs		19,361

Printing and postage		23,774

Insurance premiums		1,212

Miscellaneous		1,049

Total expenses		3,497,328

Waivers--

Waiver of investment adviser fee	$(119,144)

Waiver of transfer and dividend disbursing agent fees and expenses	(12,140)

Waiver of shareholder services fee--Institutional Service Shares	(900,365)

Waiver of shareholder services fee--Galaxy-BKB Shares	(56,116)

Total Waivers		(1,087,765)

Net expenses			2,409,563

Net investment income			$2,875,546

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) April 30, 2003	Year Ended 10/31/2002

Increase (Decrease) in Net Assets:
Operations--

Net investment income	$2,875,546	$8,811,551

Net realized loss on investments	--	(5,103)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,875,546	8,806,448

Distributions to Shareholders--

Distributions from net investment income

Institutional Service Shares	(2,719,372)	(8,213,147)

Galaxy--BKB Shares	(158,126)	(598,404)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,877,498)	(8,811,551)

Share Transactions--

Proceeds from sale of shares	584,662,535	1,627,495,149

Net asset value of shares issued to shareholders in payment
of distributions declared	2,087,809	6,122,264

Cost of shares redeemed	(686,421,244)	(1,591,788,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,670,900)	41,829,066

Change in net assets	(99,672,852)	41,823,963

Net Assets:
Beginning of period	829,875,471	788,051,508

End of period (including distributions in excess of net investment
income of $(1,952) and $0, respectively)	$730,202,619	$829,875,471

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (unaudited)

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily.

Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2003, capital paid-in aggregated $730,209,674.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002

Institutional Service Shares:
Shares sold	574,603,808	1,589,359,639
Shares issued to shareholders in payment of distributions declared	1,929,683	5,523,835
Shares redeemed	(665,163,888)	(1,535,961,852)

Net Change Resulting From Institutional Service Share Transactions	(88,630,397)	58,921,622

Galaxy-BKB Shares:
Shares sold	10,058,727	38,135,510
Shares issued to shareholders in payment of distributions declared	158,126	598,429
Shares redeemed	(21,257,356)	(55,826,495)

Net Change Resulting from Galaxy-BKB Share Transactions	(11,040,503)	(17,092,556)

Net Change Resulting from Share Transactions	(99,670,900)	41,829,066

(4) FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carry forward of $5,315, which will reduce Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire in 2007.

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, though it's subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted $259,050,000 and $307,751,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 57.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.4% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board,or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) if none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Semi-Annual
Report
to Shareholders

[Logo of Galaxy-BKB Shares]

Massachusetts
Municipal
Cash Trust--
Galaxy-BKB Shares

April 30, 2003

[Logo of Galaxy-BKB Shares]

The Galaxy Funds
P.O. Box 6520
Providence, RI 02940-6520
www.GALAXYFUNDS.COM

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 6093N237
G00191-02 (6/03)

File No. 811-5950

MF-0136

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.36%	1.05%	2.70%	3.49%	2.71%	3.04%

Ratios to Average Net Assets:

Expenses	0.60%[4]	0.60%	0.60%	0.56%	0.56%	0.55%

Net investment income	0.72%[4]	1.04%	2.68%	3.47%	2.69%	2.98%

Expense waiver/reimbursement[5]	0.27%[4]	0.27%	0.27%	0.30%	0.34%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$692,613	$781,245	$722,327	$725,796	$411,292	$256,386

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Massachusetts--98.4%
$23,166,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$23,166,000
25,360,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), Weekly VRDNs (Massachusetts Water Resources Authority)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	25,360,000
2,715,000		Amesbury, MA, 2.00% BANs, 9/10/2003	2,723,223
6,620,000		Amesbury, MA, 2.25% BANs, 3/12/2004	6,679,252
25,622,374		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/ (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	25,622,374
4,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1999-1), 1.60% TOBs (Massachusetts State HFA)/(MBIA INS)/ (State Street Bank and Trust Co. LIQ), Optional Tender 8/7/2003	4,000,000
14,929,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 1.60% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/ (State Street Bank and Trust Co. LIQ), Optional Tender 8/7/2003	14,929,000
10,900,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2001-4), 1.25% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/ (State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	10,900,000
4,835,000		Commonwealth of Massachusetts, (PA-647), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,835,000
7,000,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	7,000,000
9,410,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	9,410,000
2,100,000		Commonwealth of Massachusetts, (Series 2001 C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	2,100,000
3,255,000		Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
5,000,000		Commonwealth of Massachusetts, MERLOTS (Series 2002-A9), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	5,000,000
5,970,000		Commonwealth of Massachusetts, (PA-793), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,970,000
2,400,000		Commonwealth of Massachusetts, (PA-798), Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,400,000
5,100,000		Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,100,000
8,650,000		Commonwealth of Massachusetts, ROCs (Series 1047), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,650,000
2,785,000		Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$3,485,000		Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	$3,485,000
15,000,000		Freetown-Lakeville, MA Regional School District, 2.25% BANs, 10/24/2003	15,049,111
9,500,000		Freetown-Lakeville, MA Regional School District, 2.25% BANs, 8/8/2003	9,517,751
14,500,000		Harvard, MA, 2.00% BANs, 11/13/2003	14,524,438
6,175,493		Hudson, MA, 3.00% BANs, 5/14/2003	6,177,560
6,000,000		Hull, MA, 3.00% BANs, 7/15/2003	6,013,300
16,879,433		Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	16,879,433
6,295,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,295,000
15,000,000		Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	15,000,000
12,700,000		Massachusetts Bay Transportation Authority, (PT-1218), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	12,700,000
9,500,000		Massachusetts Development Finance Agency Weekly VRDNs (You, Inc.)/ (Lloyds TSB Bank PLC, London LOC)	9,500,000
2,500,000		Massachusetts Development Finance Agency, (Series 1998-A), Weekly VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	2,500,000
6,200,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000
4,500,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000
3,300,000		Massachusetts Development Finance Agency, (Series 2001), Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	3,300,000
7,500,000		Massachusetts Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,500,000
5,700,000		Massachusetts Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	5,700,000
8,000,000		Massachusetts Development Finance Agency, (Series 2002), Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	8,000,000
8,170,000		Massachusetts Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC)	8,170,000
9,955,000		Massachusetts Development Finance Agency, (Series B), Weekly VRDNs (Edgewood Retirement Community Project)/(Fleet National Bank LOC)	9,955,000
1,575,000		Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality of Massachusetts)/(Dexia Credit Local LOC)	1,575,000
14,200,000		Massachusetts HEFA, (Series A), Weekly VRDNs (Brigham & Women's Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	14,200,000
10,000,000		Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/ (Comerica Bank LOC)	10,000,000
7,860,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/ (Citizens Bank of Massachusetts LOC)	7,860,000
5,760,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/ (Fleet National Bank LOC)	5,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$5,765,000		Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	$5,765,000
2,500,000		Massachusetts HEFA, (Series E), Weekly VRDNs (Simmons College)/ (AMBAC INS)/(Fleet National Bank LIQ)	2,500,000
10,185,000		Massachusetts HEFA, MERLOTS (Series 2000-T), Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	10,185,000
19,985,000		Massachusetts HEFA, MERLOTS (Series 2000WW), Weekly VRDNs (Harvard University)/(Wachovia Bank N.A. LIQ)	19,985,000
12,495,000	[2]	Massachusetts HEFA, PA-973R, 1.60% TOBs (Massachusetts Institute of Technology)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/18/2003	12,495,000
10,505,000		Massachusetts HEFA, Variable Rate Certificates (Series 2002-D), Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ)	10,505,000
29,000,000		Massachusetts IFA, (Series 1992B), 1.15% CP (New England Power Co.), Mandatory Tender 5/5/2003	29,000,000
5,900,000		Massachusetts IFA, (Series 1994), Weekly VRDNs (Nova Realty Trust)/ (Fleet National Bank LOC)	5,900,000
7,189,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/ (Fleet National Bank LOC)	7,189,000
2,455,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank LOC)	2,455,000
5,350,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/(Dexia Credit Local LOC)	5,350,000
5,725,000		Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank LOC)	5,725,000
8,130,000		Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	8,130,000
1,000,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	1,000,000
5,170,000		Massachusetts State College Building Authority, MERLOTS (Series 2000-B11), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,170,000
10,000,000		Massachusetts State HFA, MERLOTS (Series 1999H), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	10,000,000
9,290,000		Massachusetts State HFA, PT-162 Weekly VRDNs (MBIA INS)/(BNP Paribas SA LIQ)	9,290,000
10,000,000		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	10,000,000
9,405,000		Massachusetts Turnpike Authority, PUTTERs (Series 140), Weekly VRDNs (United States Treasury COL)/(J.P. Morgan Chase Bank LIQ)	9,405,000
24,257,000		Massachusetts Turnpike Authority, Variable Rate Certificates (Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	24,257,000
10,090,000		Massachusetts Water Pollution Abatement Trust Pool, (PT-1185), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,090,000
11,300,000		Massachusetts Water Pollution Abatement Trust Pool, SGA (Series 87) Daily VRDNs (Societe Generale, Paris LIQ)	11,300,000
16,500,000		Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)	16,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$900,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$900,000
2,059,162		Millis, MA, 2.50% BANs, 9/5/2003	2,065,858
16,000,000		Milton, MA, 2.75% BANs, 10/30/2003	16,082,334
9,862,000		Monson, MA, 2.50% BANs, 11/14/2003	9,901,763
7,950,000		New Bedford, MA, 2.00% BANs, 2/27/2004	8,001,307
7,500,000		Norwell, MA, 2.25% BANs, 2/20/2004	7,562,850
4,000,000		Pembroke, MA, 1.75% BANs, 8/7/2003	4,006,476
15,000,000		Pembroke, MA, 2.75% BANs, 8/7/2003	15,044,746
7,000,000		Ralph C. Mahar, MA Regional School District, 2.50% BANs, 10/30/2003	7,023,979
5,000,000		Springfield, MA, 3.00% BANs (Fleet National Bank LOC), 7/8/2003	5,012,370
12,500,000		Springfield, MA, 3.00% RANs (Fleet National Bank LOC), 6/30/2003	12,528,410
10,745,000		Wayland, MA, 2.25% BANs, 11/21/2003	10,794,124
3,500,000		Worcester, MA, 2.50% BANs, 8/29/2003	3,510,204
4,000,000		Wrentham, MA, 2.75% BANs, 6/3/2003	4,002,658

		TOTAL	718,879,521

		Puerto Rico--1.2%
8,520,000		Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	8,520,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [3]	727,399,521

		OTHER ASSETS AND LIABILITIES - NET--0.4%	2,803,098

		TOTAL NET ASSETS--100%	$730,202,619

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $42,324,000 which represents 5.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	-- Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$727,399,521
Cash		251,634
Income receivable		3,527,709
Receivable for shares sold		354,513

TOTAL ASSETS		731,533,377

Liabilities:
Payable for shares redeemed	$1,047,381
Income distribution payable	230,743
Accrued expenses	52,634

TOTAL LIABILITIES		1,330,758

Net assets for 730,209,674 shares outstanding		$730,202,619

Net Assets Consist of:
Paid in capital		$730,209,674
Accumulated net realized loss on investments		(5,103)
Distributions in excess of net investment income		(1,952)

TOTAL NET ASSETS		$730,202,619

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$692,612,548 ÷ 692,618,025 shares outstanding		$1.00

Galaxy - BKB Shares:
$37,590,071 ÷ 37,591,649 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$5,285,109

Expenses:
Investment adviser fee		$1,987,993
Administrative personnel and services fee		298,994
Custodian fees		18,290
Transfer and dividend disbursing agent fees and expenses - Institutional Service Shares		63,211
Transfer and dividend disbursing agent fees and expenses - Galaxy-BKB Shares		10,434
Directors'/Trustees' fees		2,740
Auditing fees		6,810
Legal fees		7,127
Portfolio accounting fees		62,337
Shareholder services fee--Institutional Service Shares		937,880
Shareholder services fee--Galaxy - BKB Shares		56,116
Share registration costs		19,361
Printing and postage		23,774
Insurance premiums		1,212
Miscellaneous		1,049

TOTAL EXPENSES		3,497,328

Waivers:
Waiver of investment adviser fee	$(119,144)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,140)
Waiver of shareholder services fee--Institutional Service Shares	(900,365)
Waiver of shareholder services fee--Galaxy - BKB Shares	(56,116)

TOTAL WAIVERS		(1,087,765)

Net expenses			2,409,563

Net investment income			$2,875,546

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) April 30, 2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,875,546	$8,811,551
Net realized loss on investments	--	(5,103)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,875,546	8,806,448

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,719,372)	(8,213,147)
Galaxy--BKB Shares	(158,126)	(598,404)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,877,498)	(8,811,551)

Share Transactions:
Proceeds from sale of shares	584,662,535	1,627,495,149
Net asset value of shares issued to shareholders in payment of distributions declared	2,087,809	6,122,264
Cost of shares redeemed	(686,421,244)	(1,591,788,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,670,900)	41,829,066

Change in net assets	(99,672,852)	41,823,963

Net Assets:
Beginning of period	829,875,471	788,051,508

End of period (including distributions in excess of net investment income of $(1,952) and $0, respectively)	$730,202,619	$829,875,471

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2003, capital paid-in aggregated $730,209,674.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	574,603,808	1,589,359,639
Shares issued to shareholders in payment of distributions declared	1,929,683	5,523,835
Shares redeemed	(665,163,888)	(1,535,961,852)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(88,630,397)	58,921,622

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Galaxy--BKB Shares:
Shares sold	10,058,727	38,135,510
Shares issued to shareholders in payment of distributions declared	158,126	598,429
Shares redeemed	(21,257,356)	(55,826,495)

NET CHANGE RESULTING FROM GALAXY--BKB SHARE TRANSACTIONS	(11,040,503)	(17,092,556)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(99,670,900)	41,829,066

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $5,315, which will reduce Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire in 2007.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of Galaxy--BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted $259,050,000 and $307,751,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 57.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.4% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 60934N237

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

1052806 (6/03)

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.35%	1.06%	2.72%	3.52%	2.69%	3.05%

Ratios to Average Net Assets:

Expenses	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.72%[4]	1.06%	2.61%	3.50%	2.66%	3.00%

Expense waiver/reimbursement[5]	0.29%[4]	0.28%	0.32%	0.51%	0.50%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$108,122	$118,149	$92,535	$68,610	$46,707	$66,136

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS -- 99.3%[1]
		Maryland--97.4%
$2,300,000		Anne Arundel County, MD, EDRB (Series 1985 A), Weekly VRDNs (West Capital Associates LP)/(SunTrust Bank LOC)	$2,300,000
2,500,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,500,000
3,355,000		Anne Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	3,355,000
1,775,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(PNC Bank, Delaware LOC)	1,775,000
3,000,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	3,000,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC)	2,100,000
1,220,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,220,000
600,000		Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	600,000
800,000		Frederick County, MD, Revenue Bonds (Series 1995), Weekly VRDNs (Sheppard Pratt Residential Treatment Facility)/(Societe Generale, Paris LOC)	800,000
1,510,000		Harford County, MD, EDRB (Series 1996), Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,510,000
4,500,000		Harford County, MD EDRB, (Series 2001), Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	4,500,000
4,400,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,400,000
4,000,000		Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	4,000,000
2,370,000		Maryland Economic Development Corp., (Series 1996), Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,370,000
1,750,000		Maryland Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia Bank N.A. LOC)	1,750,000
3,200,000		Maryland Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)	3,200,000
3,400,000		Maryland Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(SunTrust Bank LOC)	3,400,000
3,500,000		Maryland Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,500,000
2,000,000		Maryland Health & Higher Educational Facilities Authority, 5.75% Bonds (Johns Hopkins University), 7/1/2003	2,015,943
Principal Amount			Value
		SHORT-TERM MUNICIPALS -- continued[1]
		Maryland--continued
$5,375,000		Maryland IDFA, (Series 1999), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	$5,375,000
1,800,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,800,000
3,780,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,780,000
4,190,000		Maryland State Community Development Administration, (Series 2000-CMC3), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,190,000
1,420,000		Maryland State Community Development Administration, MERLOTS (Series 2000-III), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,420,000
2,685,000		Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,685,000
2,105,000	[2]	Maryland State Community Development Administration, (PT-123), 1.90% TOBs (BNP Paribas SA LIQ), Optional Tender 5/22/2003	2,105,000
3,000,000		Maryland State Department of Transportation, 5.00% Bonds, 9/1/2003	3,036,535
3,000,000		Maryland State Energy Financing Administration, (Series 1988), Weekly VRDNs (Morningstar Foods, Inc.)/(Wachovia Bank N.A. LOC)	3,000,000
130,000		Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	130,000
3,300,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Johnson Controls, Inc.)	3,300,000
1,000,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	1,000,000
2,000,000		Montgomery County, MD EDRB, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	2,000,000
8,200,000		Montgomery County, MD EDRB, EDR Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(J.P. Morgan Chase Bank LOC)	8,200,000
113,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	113,000
820,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(PNC Bank, N.A. LOC)	820,000
4,345,000	[2]	Prince Georges County, MD Housing Authority Mortgage, (PT-1311), 1.55% TOBs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	4,345,000
1,790,000		Queen Annes County, MD EDR, (Series 1994), 1.45% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 6/2/2003	1,790,000
3,000,000		Washington County, MD, (Series 1999), 2.00% TOBs (St. James School, MD)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2003	3,000,000
5,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,000,000

		TOTAL	105,385,478

Principal Amount			Value
		SHORT-TERM MUNICIPALS -- continued[1]
		Puerto Rico--1.9%
$2,000,000		Commonwealth of Puerto Rico, 2.50% TRANs, 7/30/2003	$2,004,986

		TOTAL INVESTMENTS -- 99.3% (AT AMORTIZED COST)[3]	107,390,464

		OTHER ASSETS AND LIABILITIES - NET--0.7%	731,659

		TOTAL NET ASSETS--100%	$108,122,123

Securities that are subject to AMT represent 44.5% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $6,450,000 which represents 6.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$107,390,464
Cash		509,437
Income receivable		294,929

TOTAL ASSETS		108,194,830

Liabilities:
Payable for shares redeemed	$29,899
Income distribution payable	17,099
Accrued expenses	25,709

TOTAL LIABILITIES		72,707

Net assets for 108,123,630 shares outstanding		$108,122,123

Net Assets Consist of:
Paid in capital		$108,123,630
Accumulated net realized loss on investments		(1,519)
Undistributed net investment income		12

TOTAL NET ASSETS		$108,122,123

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$108,122,123 ÷ 108,123,630 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$799,515

Expenses:
Investment adviser fee		$281,330
Administrative personnel and services fee		61,985
Custodian fees		2,862
Transfer and dividend disbursing agent fees and expenses		20,786
Directors'/Trustees' fees		530
Auditing fees		8,246
Legal fees		2,380
Portfolio accounting fees		21,037
Shareholder services fee		140,665
Share registration costs		13,255
Printing and postage		4,672
Insurance premiums		425
Miscellaneous		334

TOTAL EXPENSES		558,507

Waivers:
Waiver of investment adviser fee	$(154,332)
Waiver of shareholder services fee	(5,627)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,931)

TOTAL WAIVERS		(161,890)

Net expenses			396,617

Net investment income			$402,898

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$402,898	$1,098,430
Net realized loss on investments	--	(1,519)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	402,898	1,096,911

Distributions to Shareholders:
Distributions from net investment income	(402,886)	(1,098,430)

Share Transactions:
Proceeds from sale of shares	175,906,735	393,788,045
Net asset value of shares issued to shareholders in payment of distributions declared	299,517	761,746
Cost of shares redeemed	(186,233,016)	(368,934,260)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,026,764)	25,615,531

Change in net assets	(10,026,752)	25,614,012

Net Assets:
Beginning of period	118,148,875	92,534,863

End of period (including undistributed net investment income of $12 and $0, respectively)	$108,122,123	$118,148,875

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2003, capital paid-in aggregated $108,123,630.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Shares sold	175,906,735	393,788,045
Shares issued to shareholders in payment of distributions declared	299,517	761,746
Shares redeemed	(186,233,016)	(368,934,260)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,026,764)	25,615,531

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $1,519, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $122,420,000 and $132,210,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 76.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 24.4% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N286

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01175-01 (6/03)

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized gain (loss) on investments	0.00 [2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.41%	1.14%	2.90%	3.67%	2.84%	3.20%

Ratios to Average Net Assets:

Expenses	0.56%[4]	0.56%	0.56%	0.56%	0.56%	0.55%

Net investment income	0.82%[4]	1.11%	2.82%	3.61%	2.80%	3.16%

Expense waiver/reimbursement[5]	0.37%[4]	0.38%	0.40%	0.41%	0.40%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$259,938	$268,992	$272,533	$194,058	$182,610	$184,989

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2003		2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00	[2]	0.01	0.03	0.04	0.03	0.03
Net realized gain (loss) on investments	0.00	[2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00	[2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)	[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.49%		1.30%	3.07%	3.84%	3.00%	3.36%

Ratios to Average Net Assets:

Expenses	0.40%[4]		0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	0.98%[4]		1.26%	2.97%	3.78%	2.99%	3.31%

Expense waiver/reimbursement[5]	0.53%[4]		0.54%	0.56%	0.57%	0.57%	0.58%

Supplemental Data:

Net assets, end of period (000 omitted)	$44,373		$61,181	$33,645	$18,604	$18,890	$19,564

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002	Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.02
Net realized gain (loss) on investments	0.00 [2]	(0.00)[2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.02

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	0.28%	0.88%	1.61%

Ratios to Average Net Assets:

Expenses	0.81%[4]	0.81%	0.81%[4]

Net investment income	0.57%[4]	0.89%	2.22%[4]

Expense waiver/reimbursement[5]	0.37%[4]	0.38%	0.40%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$8,836	$10,394	$17,905

1 Reflects operations for the period from February 23, 2001 (date of initial public investment) to October 31, 2001.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		Michigan--94.2%
$2,119,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/ (FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$2,119,000
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 2002-29), 1.60% TOBs (Detroit, MI City School District)/(FGIC INS)/ (ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 8/13/2003	8,000,000
2,700,000		Auburn Hills, MI EDC, (Series 1995), Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,700,000
4,195,000		Bank of New York Municipal Certificates Trust, (Series 2002-BNY3), Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC)	4,195,000
4,000,000		Bruce Township, MI Hospital Finance Authority, (Series 1988B), 1.75% TOBs (Sisters of Charity Health Care System)/(MBIA INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 5/1/2003	4,000,000
1,200,000		Crestwood, MI School District, 2.00% RANs, 8/25/2003	1,201,541
600,000		Dearborn, MI EDC, (Series 1990), Weekly VRDNs (Exhibit Productions, Inc. Project)/(Comerica Bank LOC)	600,000
9,000,000	[2]	Detroit, MI City School District (PA-997R), 1.55% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	9,000,000
1,100,000		Detroit, MI City School District (PT-1805), Weekly VRDNs (FGIC INS)/ (Westdeutsche Landesbank AG LIQ)	1,100,000
1,000,000		Detroit, MI City School District, Variable Rate Certificates, (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	1,000,000
1,000,000		Detroit, MI EDC, Resource Recovery Revenue, (Series A), 3.10% Bonds (AMBAC INS), 5/1/2003	1,000,000
7,935,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,935,000
3,500,000		Detroit, MI Water Supply System, MERLOTS, (Series 1999D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,500,000
3,745,000		Detroit, MI Water Supply System, PUTTERs, (Series 345), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	3,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$3,000,000		Farmington Hills, MI EDC, Weekly VRDNs (Echo Park Learning Center)/ (Standard Federal Bank, N.A. LOC)	$3,000,000
2,500,000		Grand Rapids, MI IDR, Weekly VRDNs (Precision Aerospace, Inc.)/(Bank One, Michigan LOC)	2,500,000
2,570,000		Grand Rapids, MI IDR, (Series 1999), Weekly VRDNs (Kent Quality Foods, Inc.)/(Firstar Bank, N.A. LOC)	2,570,000
3,000,000		Huron County, MI EDC, (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	3,000,000
1,875,000		Jackson County, MI Public Schools, State Aid Note, (Series 2003A), 1.50% TANs (Comerica Bank LOC), 8/22/2003	1,877,307
5,000,000		Michigan Higher Education Student Loan Authority, (Series XII-D), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	5,000,000
3,100,000		Michigan Job Development Authority, Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC)	3,100,000
15,000,000		Michigan Municipal Bond Authority, (Series C-2), 2.25% RANs (J.P. Morgan Chase & Co. LOC), 8/22/2003	15,036,586
5,000,000		Michigan Municipal Bond Authority, AUSTIN, (Series 2002F), Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ)	5,000,000
3,880,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds, (Series 2002), 2.50% Bonds (Clean Water Revolving Fund), 10/1/2003	3,896,882
2,000,000		Michigan State Building Authority, ROCs, (Series 220), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	2,000,000
10,550,000		Michigan State Building Authority, (Series 3), 1.10% CP (Bank of New York LOC), Mandatory Tender 5/15/2003	10,550,000
200,000		Michigan State Hospital Finance Authority, Hospital Equipment Loan Program, (Series A), Weekly VRDNs (National City Bank, Michigan/Illinois LOC)	200,000
12,150,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	12,150,000
975,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Chelsea Community Hospital)/(National City Bank, Michigan/Illinois LOC)	975,000
8,200,000		Michigan State HDA, Weekly VRDNs (Woodland Meadows, MI)/ (Bank One, Michigan LOC)	8,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$4,500,000		Michigan State HDA, (Series 2002A), Weekly VRDNs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	$4,500,000
2,100,000		Michigan State HDA, (PA-635R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,100,000
4,580,000		Michigan State HDA, (Series 2000), Weekly VRDNs (River Place Plaza Apartments)/(Bank of New York LOC)	4,580,000
5,600,000		Michigan State HDA, (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC)	5,600,000
900,000		Michigan State HDA, (Series 2001B), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC)	900,000
2,035,000		Michigan Strategic Fund, Weekly VRDNs (Ace Hi Displays, Inc.)/(Bank One, Michigan LOC)	2,035,000
2,115,000		Michigan Strategic Fund, Weekly VRDNs (Anro LLC)/(Firstar Bank, N.A. LOC)	2,115,000
6,600,000		Michigan Strategic Fund, Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC)	6,600,000
1,000,000		Michigan Strategic Fund, Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC)	1,000,000
935,000		Michigan Strategic Fund, Weekly VRDNs (Dynamic Plastics, Inc.)/ (Standard Federal Bank, N.A. LOC)	935,000
1,790,000		Michigan Strategic Fund, Weekly VRDNs (Elbie & Sohn, Inc.)/ (Standard Federal Bank, N.A. LOC)	1,790,000
3,855,000		Michigan Strategic Fund, Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A. LOC)	3,855,000
3,570,000		Michigan Strategic Fund, Weekly VRDNs (Hess Industries, Inc.)/ (Lasalle Bank, N.A. LOC)	3,570,000
1,050,000		Michigan Strategic Fund, Weekly VRDNs (Moore Flame Cutting)/ (Standard Federal Bank, N.A. LOC)	1,050,000
4,245,000		Michigan Strategic Fund, Weekly VRDNs (United Fixtures Co.)/ (Deutsche Bank AG LOC)	4,245,000
3,000,000		Michigan Strategic Fund, Weekly VRDNs (Universal Tube, Inc.)/ (Standard Federal Bank, N.A. LOC)	3,000,000
1,730,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Bear Lake Associates Project)/(Fifth Third Bank, Michigan LOC)	1,730,000
420,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Hercules Drawn Steel Corp. Project)/(KeyBank, N.A. LOC)	420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$650,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (RSR Project)/(Fifth Third Bank, Michigan LOC)	$650,000
4,710,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Wayne Disposal-Oakland, Inc.)/(Comerica Bank LOC)	4,710,000
300,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC)	300,000
2,500,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (C-Tec, Inc.)/(SunTrust Bank LOC)	2,500,000
770,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC)	770,000
700,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (G & T Real Estate Investments Co. LLC)/(Bank One, Michigan LOC)	700,000
600,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)	600,000
2,700,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica Bank LOC)	2,700,000
2,250,000		Michigan Strategic Fund, (Series 1997), Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A. LOC)	2,250,000
2,025,000		Michigan Strategic Fund, Variable Rate Demand, (Series 1998), Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC)	2,025,000
1,530,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC)	1,530,000
1,445,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC)	1,445,000
3,565,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (DW Aluminum LLC)/ (KeyBank, N.A. LOC)	3,565,000
1,840,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,840,000
3,125,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (J. G. Kern Enterprises, Inc.)/(Standard Federal Bank, N.A. LOC)	3,125,000
2,200,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (R.M.D.H. Properties LLC)/ (Huntington National Bank, Columbus, OH LOC)	2,200,000
6,835,000		Michigan Strategic Fund, (Series 2000), Weekly VRDNs (Lee Steel Corp.)/ (Comerica Bank LOC)	6,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$6,538,000		Michigan Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/ (FHLB of Indianapolis LOC)	$6,538,000
771,000		Michigan Strategic Fund, (Series B), Weekly VRDNs (Teal Run Apartments)/ (FHLB of Indianapolis LOC)	771,000
395,000		Michigan Strategic Fund, Limited Obligation Revenue Bonds, (Series 1995), Weekly VRDNs (Rowe Thomas Co. Project)/(Comerica Bank LOC)	395,000
2,725,000		Michigan Strategic Fund, Limited Obligation Revenue Bonds, (Series 1995), Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC)	2,725,000
1,170,000		Michigan Strategic Fund, Limited Obligation Revenue Bonds, (Series 1995), Weekly VRDNs (Welch Properties)/(Fifth Third Bank, Michigan LOC)	1,170,000
1,349,000		Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds, Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC)	1,349,000
1,500,000		Muskegon Heights, MI Public Schools, 2.00% RANs, 6/30/2003	1,501,001
7,000,000		Muskegon, MI Public Schools, 1.75% RANs, 5/30/2003	7,001,490
2,390,000		Oakland County, MI EDC, (Series 1997), Weekly VRDNs (Stone Soap Co., Inc.)/(Standard Federal Bank, N.A. LOC)	2,390,000
2,005,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC)	2,005,000
6,915,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	6,915,000
2,695,000		Ottawa County, MI EDC, (Series 1995B), Weekly VRDNs (Sunset Manor, Inc.)/(LaSalle Bank, N.A. LOC)	2,695,000
1,000,000		Oxford, MI Area Community Schools, 6.125% Bonds, 5/1/2003	1,000,000
9,410,000	[2]	Oxford, MI Area Community Schools, MERLOTS, (Series 2001-A117), 1.55% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	9,410,000
5,085,000		University of Michigan, 1.75% Bonds, 4/1/2004	5,117,375
2,600,000		Walled Lake, MI Consolidated School District, 6.00% Bonds (MBIA INS), 5/1/2003	2,600,000
23,380,000		Wayne County, MI, Airport Revenue Refunding Bonds, (Series 1996A), Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	23,380,000
1,000,000		Wayne Westland Community Schools, MI, Floater Certificates, (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley & Co. LIQ)	1,000,000

		TOTAL	294,884,182

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--5.2%
$6,000,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, (Series 1998-139), 1.75% TOBs (AMBAC INS)/(Morgan Stanley & Co. LIQ), Optional Tender 6/12/2003	$6,000,000
10,420,000	[2]	Puerto Rico Electric Power Authority, Floater Certificates, (Series 2002-688), 1.70% TOBs (MBIA INS)/(Morgan Stanley & Co. LIQ), Optional Tender 6/26/2003	10,420,000

		TOTAL	16,420,000

		TOTAL INVESTMENTS--99.4% (AT AMORTIZED COST)[3]	311,304,182

		OTHER ASSETS AND LIABILITIES - NET--0.6%	1,842,505

		TOTAL NET ASSETS--100%	$313,146,687

Securities that are subject to AMT represent 47.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $42,830,000 which represents 13.7% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
CP	--Commercial Paper
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Federal Security Assurance
GTD	--Guaranteed
HDA	--Housing Development Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$311,304,182
Cash		637,025
Income receivable		1,268,041
Receivable for shares sold		44,983

TOTAL ASSETS		313,254,231

Liabilities:
Payable for shares redeemed	$12,464
Income distribution payable	61,103
Accrued expenses	33,977

TOTAL LIABILITIES		107,544

Net assets for 313,165,419 shares outstanding		$313,146,687

Net Assets Consist of:
Paid in capital		$313,158,911
Accumulated net realized loss on investments		(12,109)
Distributions in excess of net investment income		(115)

TOTAL NET ASSETS		$313,146,687

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$259,937,737 ÷ 259,953,168 shares outstanding		$1.00

Institutional Shares:
$44,372,873 ÷ 44,375,954 shares outstanding		$1.00

Cash II Shares:
$8,836,077 ÷ 8,836,297 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$2,316,653

Expenses:
Investment adviser fee		$836,722
Administrative personnel and services fee		125,843
Custodian fees		8,436
Transfer and dividend disbursing agent fees and expenses		84,660
Directors'/Trustees' fees		1,296
Auditing fees		5,897
Legal fees		6,364
Portfolio accounting fees		45,262
Distribution services fee--Cash II Shares		12,588
Shareholder services fee--Institutional Service Shares		336,580
Shareholder services fee--Institutional Shares		69,193
Shareholder services fee--Cash II Shares		12,588
Share registration costs		22,076
Printing and postage		12,487
Insurance premiums		1,005
Miscellaneous		835

TOTAL EXPENSES		1,581,832

Waivers:
Waiver of investment adviser fee	$(466,718)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,587)
Waiver of shareholder services fee--Institutional Service Shares	(121,169)
Waiver of shareholder services fee--Institutional Shares	(69,193)
Waiver of shareholder services fee--Cash II Shares	(4,532)

TOTAL WAIVERS		(668,199)

Net expenses			913,633

Net investment income			1,403,020

Net realized gain on investments			6,370

Change in net assets resulting from operations			$1,409,390

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,403,020	$3,911,069
Net realized gain (loss) on investments	6,370	(18,479)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,409,390	3,892,590

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,101,428)	(3,269,149)
Institutional Shares	(273,023)	(519,279)
Cash II Shares	(28,684)	(122,641)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,403,135)	(3,911,069)

Share Transactions:
Proceeds from sale of shares	466,982,177	1,139,445,281
Proceeds from shares issued in connection with the tax-free transfer of asset from Independence One Michigan Municipal Cash Fund	--	21,804,220
Net asset value of shares issued to shareholders in payment of distributions declared	1,022,896	2,867,088
Cost of shares redeemed	(495,432,457)	(1,147,613,642)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,427,384)	16,502,947

Change in net assets	(27,421,129)	16,484,468

Net Assets:
Beginning of period	340,567,816	324,083,348

End of period (including distributions in excess of net investment income of $(115) and $0, respectively)	$313,146,687	$340,567,816

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Services Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with the stability of principal and liquidity.

On June 7, 2002, the Fund received a tax-free transfer of assets from Independence One Michigan Municipal Cash Fund as follows:

Institutional Shares of the Fund Issued	Independence One Michigan Municipal Cash Fund Net Assets Received	Net Assets of Fund Prior to Combination	Net Assets of Independence One Michigan Municipal Cash Fund Immediately Prior to Combination	Net Assets of the Fund Immediately after Combination
21,810,728	$21,804,220	$328,548,181	$21,804,220	$350,352,401

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2003, capital paid in aggregated $313,158,911.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	377,013,076	958,098,258
Shares issued to shareholders in payment of distributions declared	932,171	2,673,506
Shares redeemed	(387,004,781)	(964,292,061)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(9,059,534)	(3,520,297)

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Shares:
Shares sold	72,522,671	157,047,892
Shares issued in connection with tax-free transfer of assets from Independent One Michigan Municipal Cash Fund	--	21,810,728
Shares issued to shareholders in payment of distributions declared	87,324	183,248
Shares redeemed	(89,419,760)	(151,501,143)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(16,809,765)	27,540,725

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Cash II Shares:
Shares sold	17,446,430	24,299,131
Shares issued to shareholders in payment of distributions declared	3,401	10,334
Shares redeemed	(19,007,916)	(31,820,438)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(1,558,085)	(7,510,973)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,427,384)	16,509,455

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $18,479, which will reduce Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 1,873

2010	$16,606

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Service Fees

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares annually to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of their fees. FSSC can modify or terminate this voluntary waiver at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $194,163,000 and $214,696,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 87.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N161
Cusip 60934N385
Cusip 60934N377

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01456-02 (6/03)

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.51%	1.37%	3.12%	3.93%	3.08%	3.44%

Ratios to Average Net Assets:

Expenses	0.33%[4]	0.33%	0.31%	0.30%	0.30%	0.30%

Net investment income	1.01%[4]	1.36%	3.05%	3.84%	3.02%	3.39%

Expense waiver/reimbursement[5]	0.46%[4]	0.47%	0.51%	0.51%	0.50%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$341,976	$327,388	$303,131	$262,975	$285,540	$328,507

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.26%	0.86%	2.61%	3.41%	2.57%	2.93%

Ratios to Average Net Assets:

Expenses	0.83%[4]	0.83%	0.81%	0.80%	0.80%	0.80%

Net investment income	0.51%[4]	0.86%	2.56%	3.35%	2.52%	2.89%

Expense waiver/reimbursement[5]	0.46%[4]	0.47%	0.51%	0.51%	0.50%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$184,676	$222,013	$286,978	$219,903	$250,226	$207,599

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Minnesota--99.8%
$5,500,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2000-8), 2.05% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	$5,500,000
3,060,000		Apple Valley, MN, IDRB, (Series 1995), Weekly VRDNs (AV Development Co. Project)/(Firstar Bank, N.A. LOC)	3,060,000
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(KeyBank, N.A. LOC)	7,225,000
3,500,000		Bemidji, MN, Independent School District No. 31, 1.25% TRANs (Minnesota State GTD), 9/30/2003	3,502,160
2,855,000		Blaine, MN, IDRB, (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,855,000
900,000		Bloomington, MN, IDRB, (Series 1995), Weekly VRDNs (Now Technologies, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	900,000
5,600,000		Bloomington, MN, Multi-Family Housing Weekly VRDNs (Crow/Bloomington Apartments)/(Citibank N.A., New York LOC)	5,600,000
3,100,000		Buffalo, MN, Independent School District No. 877, 2.25% TRANs (Minnesota State GTD), 8/10/2003	3,105,044
1,540,000		Burnsville, MN, Adjustable Rate IDRB, (Series 1996), Weekly VRDNs (Caire, Inc.)/(J.P. Morgan Chase Bank LOC)	1,540,000
1,995,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,995,000
7,100,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	7,100,000
3,000,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	3,000,000
1,050,000		Chanhassen, MN, IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,050,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC)	4,550,000
2,310,000		Coon Rapids, MN, (Series 1996), Weekly VRDNs (Medical Enterprise Associates)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,310,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Lasalle Bank, N.A. LOC)	3,400,000
2,350,000		Cottage Grove, MN, IDR Refunding Bonds, (Series 1995), Weekly VRDNs (SUPERVALU, Inc.)/(Wachovia Bank N.A. LOC)	2,350,000
14,500,000		Dakota County & Washington County MN, Housing & Redevelopment Authority, MERLOTS, (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	14,500,000
9,875,000		Dakota County, MN, Community Development Agency (PT-484), Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	9,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$18,680,000		Dakota County, Washington County & Anoka City, MN, Housing & Redevelopment Authority, MERLOTS, (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	$18,680,000
10,000,000		Duluth, MN, 1.50% TANs, 12/31/2003	10,023,219
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC)	4,325,000
635,000		Eden Prairie, MN, IDA, Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank Minnesota, N.A. LOC)	635,000
1,090,000		Eden Prairie, MN, IDA, (Series 1995), Weekly VRDNs (Robert Lothenbach)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,090,000
810,000		Eden Prairie, MN, IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank N.A., Cincinnatti LOC)	810,000
6,000,000		Eden Prairie, MN, Multifamily Housing, (Series 2003A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Lasalle Bank, N.A. LOC)	6,000,000
2,000,000		Edgerton, MN, (Series 1998), Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,000,000
3,330,000		Farmington, MN, Independent School District No. 192, 2.00% TRANs (Minnesota State GTD), 9/30/2003	3,336,830
2,490,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,490,000
2,880,000		Foley, MN, Independent School District No. 051, 2.25% TRANs (Minnesota State GTD), 9/30/2003	2,887,625
3,320,000		Hennepin County, MN, Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Lasalle Bank, N.A. LOC)	3,320,000
3,550,000		Hennepin County, MN, (Series 1996C), Weekly VRDNs	3,550,000
1,500,000		Holdingford, MN, Independent School District No. 738, 2.25% TRANs (Minnesota State GTD), 9/30/2003	1,504,165
2,635,000		Hopkins, MN, Independent School District No. 270, 2.00% TRANs (Minnesota State GTD), 3/24/2004	2,653,755
1,315,000		Kimball, MN, Independent School District No. 739, 1.30% TRANs (Minnesota State GTD), 9/30/2003	1,315,802
2,190,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,190,000
3,600,000		Lino Lakes, MN, Variable Rate Demand IDRB, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,600,000
1,145,000		Maple Grove, MN, (Series 1998), Weekly VRDNs (Spancrete Midwest Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,145,000
750,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada LP)/(Wells Fargo Bank Minnesota, N.A. LOC)	750,000
2,000,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC)	2,000,000
1,950,000		Minneapolis, MN, Multifamily Housing Authority, (Series 2001), Weekly VRDNs (Seven Corners Apartments)/(Wells Fargo Bank, N.A. LOC)	1,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$2,650,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank N.A., Cincinnatti LOC)	$2,650,000
800,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank N.A., Cincinnatti LOC)	800,000
10,625,000		Minneapolis/St. Paul, MN, Housing Finance Board, City Living Home Programs (Series 2003A-1), 1.32% TOBs (AMBAC INS), Mandatory Tender 5/15/2004	10,625,000
9,935,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission (PT-1174), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,935,000
5,390,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission (PT-1442), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,390,000
1,810,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission (PT-727), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	1,810,000
3,710,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission (SGA 121), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,710,000
3,670,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, PUTTERs, (Series 203Z), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,670,000
13,815,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127, (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	13,815,000
7,590,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC)	7,590,000
1,500,000		Minnesota State Commissioner of Iron Range Resources & Rehabilitation, (Series 1991), Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank N.A. LOC)	1,500,000
3,580,000		Minnesota State HFA, MERLOTS, (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,580,000
4,000,000		Minnesota State HFA, (ROCs Series 176), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	4,000,000
10,000,000		Minnesota State HFA, (Series I), 1.38% TOBs, Optional Tender 12/11/2003	10,000,000
10,000,000		Minnesota State HFA, (Series J), 1.40% TOBs, Optional Tender 12/11/2003	10,000,000
5,475,000		Minnesota State HFA, (Series 2002 FR/RI-L35J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,475,000
4,265,000		Minnesota State Higher Education Coordinating Board, (Series1992A), Weekly VRDNs (U.S. Bank N.A., Cincinnatti LIQ)	4,265,000
5,175,000		Minnesota State Higher Education Coordinating Board, (Series1992B), Weekly VRDNs (U.S. Bank N.A., Cincinnatti LIQ)	5,175,000
10,700,000		Minnesota State Higher Education Coordinating Board, (Series 1993), Weekly VRDNs (U.S. Bank N.A., Cincinnatti LIQ)	10,700,000
5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	5,750,000
18,825,000		Minnesota State, 3.00% GO Bonds, 11/1/2003	18,943,908
5,000,000		Minnesota State, 5.00% GO Bonds, 10/1/2003	5,072,063
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$5,500,000		Minnesota State, Floater Certificates, (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ)	$5,500,000
5,790,000		Minnesota State, PUTTERs, (Series 273), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	5,790,000
5,000,000		Minnesota State, (ROCs Series 1031), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	5,000,000
5,900,000		Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds, (Series 1995), Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC)	5,900,000
7,000,000		Mounds View, MN, Independent School District No. 621, (Series 2003-D), 2.50% TANs (Minnesota State GTD), 2/1/2004	7,060,041
1,300,000		New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/(BNP Paribas SA LOC)	1,300,000
2,280,000		New Hope, MN, Weekly VRDNs (Paddock Labs)/(U.S. Bank N.A., Cincinnatti LOC)	2,280,000
5,200,000		North Suburban, MN, Hospital District, (Series 2002), Weekly VRDNs (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC)	5,200,000
2,685,000	[2]	Northern Municipal Power Agency, MN, (ROCs Series 32), 1.65% TOBs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 8/21/2003	2,685,000
4,995,000	[2]	Northern Municipal Power Agency, MN, Floater Certificates, (Series 1998-46), 1.25% TOBs (FSA INS)/(Morgan Stanley & Co. LIQ), Optional Tender 2/5/2004	4,995,000
1,900,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Lasalle Bank, N.A. LOC)	1,900,000
7,080,000		Olmsted County, MN, (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/(Lasalle Bank, N.A. LOC)	7,080,000
935,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	935,000
880,000		Plymouth, MN, (Series 2000), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	880,000
1,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/ (FNMA LOC)	1,560,000
1,255,000		Prior Lake, MN, Independent School District No. 719, 2.25% TRANs (Minnesota State GTD), 9/28/2003	1,258,380
1,000,000		Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)	1,000,000
21,000,000		Rochester, MN, Health Care Facility Authority, (Series 2000A), 1.10% CP (Mayo Foundation)/(Chase Manhattan Bank (USA) N.A., Wilmington LIQ), Mandatory Tender 6/10/2003	21,000,000
13,500,000		Rochester, MN, Health Care Facility Authority, (Series 2000B), 1.00% CP (Mayo Foundation)/(U.S. Bank N.A., Cincinnatti LIQ), Mandatory Tender 5/5/2003	13,500,000
3,900,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$1,880,000		Rogers, MN, IDA, IDRB, Weekly VRDNs (DAC Development LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	$1,880,000
5,000,000		Southern Minnesota Municipal Power Agency, 1.10% CP, Mandatory Tender 6/6/2003	5,000,000
14,000,000		Southern Minnesota Municipal Power Agency, 1.15% CP, Mandatory Tender 5/14/2003	14,000,000
7,715,000		Southern Minnesota Municipal Power Agency, PUTTERs, (Series 303), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	7,715,000
9,445,000	[2]	Southern Minnesota Municipal Power Agency, Southern Minnesota Municipal Power Agency, (ROCs Series 189 II), 1.45% TOBs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Mandatory Tender 10/1/2003	9,445,000
810,000		St. Cloud, MN Housing & Redevelopment Authority, Revenue Refunding Bonds, (Series 1994B), Weekly VRDNs (Coborn's, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	810,000
3,000,000		St. Joseph, MN, Vicwest, (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank N.A., Cincinnatti LOC)	3,000,000
9,400,000		St. Louis Park, MN, Health Care Facilities, Floating Rate Monthly Demand IDRB, (Series 1984), Weekly VRDNs (Unicare Homes, Inc.)/(BNP Paribas SA LOC)	9,400,000
6,260,000		St. Louis Park, MN, Multi-Family Housing Facility, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Lasalle Bank, N.A. LOC)	6,260,000
3,660,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,660,000
5,000,000		St. Paul and Ramsey County, MN, Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/ (Lasalle Bank, N.A. LOC)	5,000,000
3,500,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 1993D), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	3,500,000
300,000		St. Paul, MN, Housing & Redevelopment Authority, Weekly VRDNs (United Way)/(U.S. Bank N.A., Cincinnatti LOC)	300,000
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 1995I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	2,000,000
1,200,000		St. Paul, MN, Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC)	1,200,000
2,500,000		St. Paul, MN, Port Authority, Variable Rate Demand IDRB, (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank N.A., Cincinnatti LOC)	2,500,000
7,880,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Lasalle Bank, N.A. LOC)	7,880,000
26,200,000		University of Minnesota, 4.80% Bonds, 8/15/2003	26,441,934
2,325,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC)	2,325,000
1,350,000		Wells, MN, 1.60% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC), Optional Tender 6/1/2003	1,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$3,925,000		White Bear Lake, MN, Independent School District No. 624, 2.00% TRANs (Minnesota State GTD), 3/26/2004	$3,953,108
285,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	285,000
1,625,000		White Bear, MN, Variable Rate Demand IDRB, Weekly VRDNs (N.A. Ternes)/(Firstar Bank, N.A. LOC)	1,625,000
2,965,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois N.A. LOC)	2,965,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	525,348,034

		OTHER ASSETS AND LIABILITIES - NET--0.2%	1,303,336

		TOTAL NET ASSETS--100%	$526,651,370

Securities that are subject to AMT represent 41.2% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $22,625,000 which represents 4.3% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Federal Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$525,348,034
Cash		341,601
Income receivable		1,592,795

TOTAL ASSETS		527,282,430

Liabilities:
Payable for shares redeemed	$228,280
Income distribution payable	278,882
Accrued expenses	123,898

TOTAL LIABILITIES		631,060

Net assets for 526,654,270 shares outstanding		$526,651,370

Net Assets Consist of:
Paid in capital		$526,654,270
Accumulated net realized loss on investments		(2,560)
Distributions in excess of net investment income		(340)

TOTAL NET ASSETS		$526,651,370

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$341,975,524 ÷ 341,979,583 shares outstanding		$1.00

Cash Series Shares:
$184,675,846 ÷ 184,674,687 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$3,886,321

Expenses:
Investment adviser fee		$1,155,027
Administrative personnel and services fee		217,145
Custodian fees		13,718
Transfer and dividend disbursing agent fees and expenses		111,365
Directors'/Trustees' fees		2,133
Auditing fees		6,543
Legal fees		5,607
Portfolio accounting fees		53,670
Distribution services fee--Cash Series Shares		535,202
Shareholder services fee--Institutional Shares		454,291
Shareholder services fee--Cash Series Shares		267,601
Share registration costs		16,881
Printing and postage		9,960
Insurance premiums		374
Miscellaneous		726

TOTAL EXPENSES		2,850,243

Waivers:
Waiver of investment adviser fee	$(619,033)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,069)
Waiver of distribution services fee--Cash Series Shares	(267,601)
Waiver of shareholder services fee--Institutional Shares	(454,291)

TOTAL WAIVERS		(1,347,994)

Net expenses			1,502,249

Net investment income			$2,384,072

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,384,072	$7,011,033
Net realized loss on investments	--	(2,560)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,384,072	7,008,473

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,832,684)	(4,778,399)
Cash Series Shares	(551,728)	(2,232,634)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,384,412)	(7,011,033)

Share Transactions:
Proceeds from sale of shares	536,576,216	1,142,092,598
Net asset value of shares issued to shareholders in payment of distributions declared	719,865	2,602,928
Cost of shares redeemed	(560,045,884)	(1,185,400,395)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,749,803)	(40,704,869)

Change in net assets	(22,750,143)	(40,707,429)

Net Assets:
Beginning of period	549,401,513	590,108,942

End of period (including distributions in excess of net investment income of $(340) and $0, respectively)	$526,651,370	$549,401,513

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the State of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2003, capital paid-in aggregated $526,654,270.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2003
Institutional Shares:
Shares sold	369,920,665	692,435,701
Shares issued to shareholders in payment of distributions declared	169,066	410,619
Shares redeemed	(355,500,168)	(668,587,475)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,589,563	24,258,845

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Cash Series Shares:
Shares sold	166,655,551	449,656,897
Shares issued to shareholders in payment of distributions declared	550,799	2,192,309
Shares redeemed	(204,545,716)	(516,812,920)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(37,339,366)	(64,963,714)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(22,749,803)	(40,704,869)

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $2,560, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $329,175,000 and $416,975,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 50.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

1052807 (6/03)

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.37%	1.08%	2.83%	3.65%	2.81%	3.17%

Ratios to Average Net Assets:

Expenses	0.64%[4]	0.64%	0.64%	0.59%	0.59%	0.59%

Net investment income	0.75%[4]	1.08%	2.66%	3.59%	2.77%	3.09%

Expense waiver/reimbursement [5]	0.26%[4]	0.25%	0.27%	0.33%	0.33%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$398,248	$356,707	$406,312	$202,964	$185,348	$212,111

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		North Carolina--98.1%
$20,819,000		ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/ (Series 1998-23), Weekly VRDNs (Mission-St. Josephs Health System)/ (MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$20,819,000
4,855,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (Mitchell Gold Co., Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,855,000
10,700,000		Beaufort County, NC, Water District VI, 1.60% BANs, 1/21/2004	10,734,408
1,805,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	1,805,000
4,600,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1994), Weekly VRDNs (Ethan Allen, Inc. Project)/(Deutsche Bank AG LOC)	4,600,000
2,940,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998), Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,940,000
4,200,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	4,200,000
2,540,000		Charlotte, NC Airport (PT-719), Weekly VRDNs (MBIA INS)/ (BNP Paribas SA LIQ)	2,540,000
500,000		Charlotte-Mecklenburg Hospital Authority, NC (Series A), 2.00% Bonds, 1/15/2004	502,974
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC)	2,900,000
2,115,000		Cleveland County, NC Industrial Facilities and PCFA, (Series 1990), Weekly VRDNs (MetalsAmerica, Inc. Project)/(Fleet National Bank LOC)	2,115,000
830,000		Cleveland County, NC Industrial Facilities and PCFA, PCR Bonds, (Series 1995), Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC)	830,000
4,830,000		Davie County, NC Industrial Facilities & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)	4,830,000
3,900,000		Durham, NC, Housing Authority Weekly VRDNs (Fayette Place Apartments)/ (Bank of America N.A. LOC)	3,900,000
1,175,000		Emerald Isle, NC, 2.75% Bonds (FGIC INS), 2/1/2004	1,189,785
4,300,000		Gaston County, NC Industrial Facilities and PCFA, (Series 1997), Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	4,300,000
2,030,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (South/Win Ltd.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,030,000
3,940,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999), Weekly VRDNs (FFNC, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	3,940,000
2,600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,600,000
5,700,000		Halifax County, NC Industrial Facilities & PCFA, Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota N.A. LOC)	5,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$7,245,000		Halifax County, NC Industrial Facilities & PCFA, (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC)	$7,245,000
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.)	26,000,000
800,000		Johnson County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (Inolex Chemical Co. Project)/(PNC Bank, N.A. LOC)	800,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Flanders Corp.)/(Fleet National Bank LOC)	4,000,000
2,530,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,530,000
3,200,000		Kernersville, NC, 2.00% BANs, 8/27/2003	3,205,841
3,400,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 1996), Weekly VRDNs (SteriGenics International Project)/(American National Bank & Trust Co., Chicago LOC)	3,400,000
3,600,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC)	3,600,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001), Weekly VRDNs (Stefano Foods, Inc.)/ (J.P. Morgan Chase Bank LOC)	4,800,000
6,180,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Revenue, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	6,180,000
1,050,000		Mecklenburg County, NC (Series 1996), Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank N.A. LOC)	1,050,000
12,000,000		Montgomery County, NC Industrial Facilities and PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	12,000,000
1,785,000		New Hanover County, NC PCR Financial Authority, Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,785,000
10,000,000		New Hanover County, NC PCR Financial Authority, (Series 1984), Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	10,000,000
6,985,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	6,985,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
8,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	8,500,000
7,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	7,500,000
3,300,000		North Carolina Capital Facilities Finance Agency, (Series 2001), Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,300,000
3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$2,430,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	$2,430,000
10,845,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	10,845,000
2,550,000		North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2001 A75), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	2,550,000
7,950,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2000 A41), 1.55% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,950,000
9,220,000		North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2002-A22), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)	9,220,000
1,700,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (Catawba College)/(Wachovia Bank N.A. LOC)	1,700,000
5,420,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC)	5,420,000
2,535,000		North Carolina Educational Facilities Finance Agency, (Series 2000), Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC)	2,535,000
5,190,000		North Carolina HFA, (Series 2000-CMC4), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	5,190,000
4,735,000		North Carolina HFA, MERLOTS, (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ)	4,735,000
4,995,000		North Carolina HFA, MERLOTS (Series 2002-A39), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	4,995,000
3,465,000		North Carolina HFA, PT-457, Weekly VRDNs (BNP Paribas SA LIQ)	3,465,000
7,140,000		North Carolina Medical Care Commission, (Series 1998), Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC)	7,140,000
5,020,000		North Carolina Medical Care Commission, (Series 1999), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC)	5,020,000
5,865,000		North Carolina Medical Care Commission, (Series 2000 A), Weekly VRDNs (United Methodist Retirement Homes)/(Wachovia Bank N.A. LOC)	5,865,000
14,830,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	14,830,000
5,525,000		North Carolina Medical Care Commission, (Series 2001), Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,525,000
1,400,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	1,400,000
3,500,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	3,500,000
4,495,000		North Carolina Municipal Power Agency No. 1, (PT-757), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,495,000
10,395,000	[2]	North Carolina Municipal Power Agency No. 1, MERLOTS, (Series 2000 A42), 1.55% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	10,395,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$8,000,000		North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	$8,000,000
2,165,000		North Carolina Municipal Power Agency No. 1, ROCs (Series 211), Weekly VRDNs (MBIA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,165,000
10,000,000	[2]	North Carolina State, (PT-413), 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	10,000,000
12,000,000		North Carolina State, (Series 2002C), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	12,000,000
5,300,000		North Carolina State, (Series 2002E), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	5,300,000
4,080,000		North Carolina State, PA-1119, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,080,000
1,804,000		Orange County, NC Industrial Facilities & PCFA, Weekly VRDNs (Mebane Packaging Corp.)/(Bank of America N.A. LOC)	1,804,000
1,100,000		Piedmont Triad Airport Authority, NC, Weekly VRDNs (Triad International Maintenance Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	1,100,000
1,200,000		Randolph County, NC Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (Ornamental Mouldings, Inc.)/(Wachovia Bank N.A. LOC)	1,200,000
2,545,000		Robeson County, NC Industrial Facilities and PCFA, (Series 1999), Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase Bank LOC)	2,545,000
600,000		Rockingham County, NC Industrial Facilities and PCFA, (Series 1997), Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank N.A. LOC)	600,000
7,100,000		Rutherford County, NC, Industrial Facilities PCFA, Weekly VRDNs (Four Leaf Textiles)/(SunTrust Bank LOC)	7,100,000
640,000		Sampson County, NC Industrial Facilities and PCFA, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	640,000
2,486,000		Sampson County, NC, Water & Sewer District II, 1.50% BANs, 8/6/2003	2,488,583
5,600,000		Wilson County, NC PCA, (Series 1994), Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC)	5,600,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC)	1,300,000

		TOTAL	390,839,591

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--1.7%
$3,050,000		Commonwealth of Puerto Rico, 2.50% TRANs, 7/30/2003	$3,057,604
3,555,000		Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586, Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	3,555,000

		TOTAL	6,612,604

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	397,452,195

		OTHER ASSETS AND LIABILITIES--0.2%	795,406

		TOTAL NET ASSETS--100.0%	$398,247,601

Securities that are subject to AMT represent 38.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $28,345,000 which represents 7.1% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$397,452,195
Cash		249,236
Receivable for shares sold		22,958
Income receivable		790,444

TOTAL ASSETS		398,514,833

Liabilities:
Payable for shares redeemed	$64,146
Income distribution payable	89,331
Payable for shareholder services fee	82,606
Payable for transfer and dividend disbursing agent fees and expenses	25,910
Other accrued expenses	5,239

TOTAL LIABILITIES		267,232

Net assets for 398,248,566 shares outstanding		$398,247,601

Net Assets Consist of:
Paid in capital		$398,248,566
Accumulated net realized loss on investments		(1,378)
Undistributed net investment income		413

TOTAL NET ASSETS		$398,247,601

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$398,247,601 ÷ 398,248,566 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$2,652,561

Expenses:
Investment adviser fee		$951,484
Administrative personnel and services fee		143,103
Custodian fees		8,432
Transfer and dividend disbursing agent fees and expenses		75,396
Directors'/Trustees' fees		1,923
Auditing fees		6,398
Legal fees		5,151
Portfolio accounting fees		38,858
Shareholder services fee		475,742
Share registration costs		14,020
Printing and postage		5,995
Insurance premiums		926
Miscellaneous		1,098

TOTAL EXPENSES		1,728,526

Waivers:
Waiver of investment adviser fee	$(494,125)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,189)

TOTAL WAIVERS		(501,314)

Net expenses			1,227,212

Net investment income			$1,425,349

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,425,349	$4,121,091
Net realized loss on investments	--	(1,378)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,425,349	4,119,713

Distributions to Shareholders:
Distributions from net investment income	(1,424,936)	(4,121,091)

Share Transactions:
Proceeds from sale of shares	466,797,137	1,014,655,862
Net asset value of shares issued to shareholders in payment of distributions declared	957,126	2,546,289
Cost of shares redeemed	(426,213,901)	(1,066,805,982)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,540,362	(49,603,831)

Change in net assets	41,540,775	(49,605,209)

Net Assets:
Beginning of period	356,706,826	406,312,035

End of period (including undistributed net investment income of $413 and $0, respectively)	$398,247,601	$356,706,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 2003, paid in capital aggregated $398,248,566.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Shares sold	466,797,137	1,014,655,862
Shares issued to shareholders in payment of distributions declared	957,126	2,546,289
Shares redeemed	(426,213,901)	(1,066,805,982)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	41,540,362	(49,603,831)

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $1,378 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 88

2010	$1,290

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $280,415,000 and $231,100,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 71.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.9% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N278

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01177-01 (6/03)

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.37%	1.07%	2.83%	3.56%	2.77%	3.12%

Ratios to Average Net Assets:

Expenses	0.60%[4]	0.60%	0.60%	0.55%	0.55%	0.55%

Net investment income	0.75%[4]	1.06%	2.72%	3.49%	2.75%	3.07%

Expense waiver/reimbursement[5]	0.22%[4]	0.21%	0.23%	0.30%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$104,115	$126,418	$135,901	$99,502	$112,138	$106,032

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.32%	0.97%	2.73%	3.45%	2.67%	3.01%

Ratios to Average Net Assets:

Expenses	0.70%[4]	0.70%	0.70%	0.65%	0.65%	0.65%

Net investment income	0.65%[4]	0.96%	2.66%	3.43%	2.65%	2.95%

Expense waiver/reimbursement[5]	0.22%[4]	0.21%	0.23%	0.30%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$169,890	$147,500	$92,402	$66,310	$58,363	$65,240

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS--99.5%[1]
	New Jersey--99.5%
$2,660,000	ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/(Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$2,660,000
5,485,806	Atlantic City, NJ, 2.00% BANs, 8/7/2003	5,497,484
1,755,820	Atlantic Highlands, NJ, 2.00% BANs, 2/25/2004	1,767,147
1,364,000	Avalon Boro, NJ, 3.375% BANs, 5/23/2003	1,365,149
2,705,840	Avon By The Sea, NJ, 2.00% BANs, 4/22/2004	2,726,689
4,500,000	Bloomfield Township, NJ, 2.375% BANs, 7/9/2003	4,505,640
1,751,000	Caldwell Borough, NJ, 2.00% BANs, 4/15/2004	1,763,223
670,000	Camden County, NJ Improvement Authority, (Series 1995), Weekly VRDNs (Jewish Federation of Southern Jersey, Inc.)/(National Westminster Bank PLC LOC)	670,000
4,900,000	Camden County, NJ Improvement Authority, (Series 1996), Weekly VRDNs (Parkview Redevelopment Housing Project)/(General Electric Capital Corp. LOC)	4,900,000
2,186,000	Cape May, NJ, 2.125% BANs, 1/9/2004	2,198,170
3,578,000	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 1998-6), Weekly VRDNs (New Jersey Housing & Mortgage Financing Authority)/ (MBIA INS)/(State Street Bank and Trust Co. LIQ)	3,578,000
3,010,000	Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds, (Series 2003), 3.00% Bonds, 7/1/2003	3,018,816
6,900,000	Delaware River Port Authority, MERLOTS, (Series 2000 B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,900,000
2,860,000	Delaware River Port Authority, PUTTERs, (Series 144) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	2,860,000
7,980,000	Delaware River and Bay Authority, MERLOTS, (Series 2000 B8), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,980,000
5,000,000	East Windsor Township, NJ, 2.125% BANs, 12/5/2003	5,021,322
3,907,888	Elmwood Park, NJ, 3.375% BANs, 5/23/2003	3,911,214
750,000	Essex County, NJ Improvement Authority, Project Revenue Bonds, (Series 1995), Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	750,000
3,449,000	Florence Township, NJ, 2.125% BANs, 2/12/2004	3,472,414
3,684,585	Gloucester Township, NJ, 2.75% BANs, 5/27/2003	3,686,696
1,520,000	Hainesport Township, NJ, 2.125% BANs, 12/10/2003	1,526,639
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$3,005,419	Hightstown Borough, NJ, 1.80% BANs, 2/13/2004	$3,018,770
1,000,000	Hopewell Borough, NJ, 2.15% BANs, 9/26/2003	1,001,784
1,588,000	Lacey Township, NJ, 2.40% BANs, 8/13/2003	1,591,561
3,066,000	Lambertville, NJ, 1.75% BANs, 8/21/2003	3,071,587
3,548,500	Lawrence Township, NJ, 3.375% BANs, 5/23/2003	3,551,595
1,500,000	Middlesex County, NJ, PCFA, Weekly VRDNs (FMC Gold Co.)/ (Wachovia Bank N.A. LOC)	1,500,000
2,154,950	Mine Hill Township, NJ, 2.25% BANs, 9/18/2003	2,160,232
1,267,400	New Hanover Township, NJ Board of Education, 3.00% BANs, 5/30/2003	1,268,339
1,595,000	New Jersey EDA,Weekly VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,595,000
2,075,000	New Jersey EDA, Weekly VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,075,000
4,738,000	New Jersey EDA, Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,738,000
2,300,000	New Jersey EDA, Weekly VRDNs (U.S. Golf Association)/(PNC Bank, N.A. LOC)	2,300,000
600,000	New Jersey EDA, Weekly VRDNs (YM-YWHA of Bergen County, NJ)/ (Fleet National Bank LOC)	600,000
1,890,000	New Jersey EDA (2000 Project), Weekly VRDNs (Fisk Alloy Wire Inc. and Affiliates)/(Wachovia Bank N.A. LOC)	1,890,000
4,100,000	New Jersey EDA, (Series 1985), Weekly VRDNs (Seton Co.)/(Wachovia Bank N.A. LOC)	4,100,000
4,300,000	New Jersey EDA, (Series 1990), Weekly VRDNs (Genlyte Camden County)/(Bank of America N.A. LOC)	4,300,000
755,000	New Jersey EDA, (Series 1992D-1), Weekly VRDNs (Danlin Corp.)/ (BNP Paribas SA LOC)	755,000
1,065,000	New Jersey EDA, (Series 1992L), Weekly VRDNs (Kent Place School)/ (BNP Paribas SA LOC)	1,065,000
680,000	New Jersey EDA, (Series 1994A), 2.10% TOBs (A.F.L. Quality, Inc.)/ (Fleet National Bank LOC), Optional Tender 7/1/2003	680,000
165,000	New Jersey EDA, (Series 1994B), 2.10% TOBs (Two Univac LLC)/ (Fleet National Bank LOC), Optional Tender 7/1/2003	165,000
425,000	New Jersey EDA, (Series 1995), Weekly VRDNs (International Vitamin Corporation Project)/(J.P. Morgan Chase Bank LOC)	425,000
3,500,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC)	3,500,000
1,200,000	New Jersey EDA, (Series 1997), Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC)	1,200,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$2,000,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Wood Hollow Associates LLC)/ (Wachovia Bank N.A. LOC)	$2,000,000
1,415,000	New Jersey EDA, (Series 1998), Weekly VRDNs (Deutscher Realty Co. LLC)/ (J.P. Morgan Chase Bank LOC)	1,415,000
9,175,000	New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	9,175,000
2,400,000	New Jersey EDA, (Series 1998B), Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	2,400,000
2,765,000	New Jersey EDA, (Series 1999), Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,765,000
4,720,000	New Jersey EDA, (Series 1999), Weekly VRDNs (VOADV Property, Inc.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC)	4,720,000
7,005,000	New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/ (Commerce Bank N.A., Cherry Hill, NJ LOC)	7,005,000
5,780,000	New Jersey EDA, (Series 2000), 1.45% TOBs (Dallas Airmotive, Inc.)/ (Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	5,780,000
8,000,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	8,000,000
1,900,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC)	1,900,000
3,385,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC)	3,385,000
2,160,000	New Jersey EDA, (Series 2002), Weekly VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,160,000
760,000	New Jersey EDA, (Series A), Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC)	760,000
6,200,000	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,200,000
1,380,000	New Jersey Health Care Facilities Financing Authority, Weekly VRDNs (St. Peter's University Hospital)/(Fleet National Bank LOC)	1,380,000
4,600,000	New Jersey Health Care Facilities Financing Authority, (Series 2001 A-3), Weekly VRDNs (Capital Health System, Inc.)/(Fleet National Bank LOC)	4,600,000
3,000,000	New Jersey Health Care Facilities Financing Authority, (Series 2002), Weekly VRDNs (Wiley Mission Project)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	3,000,000
2,500,000	New Jersey Health Care Facilities Financing Authority, MERLOTS, (Series 2001-A100), Weekly VRDNs (Jersey City Medical Center)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
2,220,000	New Jersey Housing & Mortgage Financing Authority, MERLOTS, (Series 2000 A2), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	2,220,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$3,000,000	New Jersey State Educational Facilities Authority, (Series 2000D), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	$3,000,000
1,500,000	New Jersey State Educational Facilities Authority, (Series 2003A), Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	1,500,000
255,000	New Jersey State Transportation Trust Fund Authority, PUTTERs, (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	255,000
800,000	New Jersey State Transportation Trust Fund Authority, Trust Receipts, (Series 1996-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	800,000
4,635,000	New Jersey State, Austin, (Series 2003B), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,635,000
16,065,000	Newark, NJ Housing Authority, PT-1590, Weekly VRDNs (Georgie King Village Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	16,065,000
2,735,000	Newark, NJ, 2.50% BANs, 8/1/2003	2,739,394
4,000,000	Newark, NJ, 2.50% BANs, 8/1/2003	4,008,454
1,803,700	Palmyra Borough, NJ, 2.125% BANs, 12/15/2003	1,811,744
5,000,000	Passaic County, NJ, 2.50% BANs, 6/13/2003	5,004,906
2,538,400	Point Pleasant Beach, NJ, 2.00% BANs, 4/2/2004	2,556,872
10,000,000	Port Authority of New York and New Jersey, (Series 1991-4/5), Weekly VRDNs	10,000,000
5,000,000	Port Authority of New York and New Jersey, (Series 2001-736), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,000,000
2,290,000	Port Authority of New York and New Jersey, MERLOTS, (Series 2000 B5), Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	2,290,000
2,100,000	Port Authority of New York and New Jersey, PUTTERs, (Series 153), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	2,100,000
2,860,000	Sea Isle City, NJ, 2.00% BANs, 12/19/2003	2,872,367
1,464,050	Stafford Township, NJ, 2.75% BANs, 7/18/2003	1,467,278
1,086,850	Stanhope, NJ, 2.50% BANs, 6/13/2003	1,087,477
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$10,000,000	Trenton, NJ, 2.25% BANs, 10/17/2003	$10,034,193
1,988,400	Tuckerton, NJ, 1.90% BANs, 2/27/2004	1,998,892
4,714,999	Washington Borough, NJ, 2.00% BANs, 12/5/2003	4,729,429
	TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST)[2]	272,631,477
	OTHER ASSETS AND LIABILITIES -- NET--0.5%	1,373,335
	TOTAL NET ASSETS--100%	$274,004,812

Securities that are subject to AMT represent 26.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.98%	2.02%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$272,631,477
Cash		270,962
Income receivable		1,496,515
Receivable for shares sold		489,194

TOTAL ASSETS		274,888,148

Liabilities:
Payable for shares redeemed	$781,660
Income distribution payable	87,746
Accrued expenses	13,930

TOTAL LIABILITIES		883,336

Net assets for 274,005,310 shares outstanding		$274,004,812

Net Assets Consist of:
Paid in capital		$274,005,310
Accumulated net realized loss on investments		(321)
Distributions in excess of net investment income		(177)

TOTAL NET ASSETS		$274,004,812

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$104,114,685 ÷ 104,113,804 shares outstanding		$1.00

Institutional Service Shares:
$169,890,127 ÷ 169,891,506 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$1,886,514

Expenses:
Investment adviser fee		$558,522
Administrative personnel and services fee		105,002
Custodian fees		6,583
Transfer and dividend disbursing agent fees and expenses		59,149
Directors'/Trustees' fees		1,159
Auditing fees		5,749
Legal fees		3,760
Portfolio accounting fees		37,225
Distribution services fee--Institutional Service Shares		76,537
Shareholder services fee--Institutional Shares		157,735
Shareholder services fee--Institutional Service Shares		191,341
Share registration costs		20,969
Printing and postage		8,384
Insurance premiums		725
Miscellaneous		339

TOTAL EXPENSES		1,233,179

Waivers:
Waiver of investment adviser fee	$(29,127)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,628)
Waiver of distribution services fee--Institutional Service Shares	(76,537)
Waiver of shareholder services fee--Institutional Shares	(126,188)
Waiver of shareholder services fee--Institutional Service Shares	(76,537)

TOTAL WAIVERS		(312,017)

Net expenses			921,162

Net investment income			$965,352

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$965,352	$2,866,638
Net realized loss on investments	--	(321)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	965,352	2,866,317

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(470,963)	(1,523,189)
Institutional Service Shares	(494,566)	(1,343,449)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(965,529)	(2,866,638)

Share Transactions:
Proceeds from sale of shares	350,859,088	801,248,028
Net asset value of shares issued to shareholders in payment of distributions declared	364,633	1,018,311
Cost of shares redeemed	(351,136,484)	(756,652,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	87,237	45,614,136

Change in net assets	87,060	45,613,815

Net Assets:
Beginning of period	273,917,752	228,303,937

End of period (including distributions in excess of net investment income of $(177) and $0, respectively)	$274,004,812	$273,917,752

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey State income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2003, capital paid-in aggregated $274,005,310.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Shares:
Shares sold	129,495,198	344,532,775
Shares issued to shareholders in payment of distributions declared	8,593	12,570
Shares redeemed	(151,808,190)	(354,028,617)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(22,304,399)	(9,483,272)

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	221,363,890	456,715,253
Shares issued to shareholders in payment of distributions declared	356,040	1,005,741
Shares redeemed	(199,328,294)	(402,623,586)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	22,391,636	55,097,408

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	87,237	45,614,136

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $321, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $156,145,000 and $201,935,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 59.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.1% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2052902 (6/03)

Federated Investors
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	(0.00)[2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.38%	1.06%	2.72%	3.61%	2.83%	3.19%

Ratios to Average Net Assets:

Expenses	0.59%[4]	0.59%	0.58%	0.55%	0.55%	0.55%

Net investment income	0.77%[4]	1.04%	2.62%	3.57%	2.79%	3.12%

Expense waiver/reimbursement[5]	0.42%[4]	0.42%	0.44%	0.47%	0.49%	0.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,005,350	$1,051,387	$1,143,141	$791,245	$577,269	$513,011

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investments	(0.00)[2]	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.30%	0.89%	2.56%	3.44%	2.67%	3.02%

Ratios to Average Net Assets:

Expenses	0.75%[4]	0.75%	0.74%	0.71%	0.71%	0.71%

Net investment income	0.61%[4]	0.88%	2.52%	3.40%	2.67%	2.98%

Expense waiver/reimbursement[5]	0.26%[4]	0.26%	0.28%	0.31%	0.33%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$207,579	$171,868	$98,399	$97,396	$62,713	$43,957

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		New York--98.6%
$13,150,000		ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT)/ (Series 1999-2), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$13,150,000
4,000,000		ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/(Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
15,075,000		Albany City School District, NY, 2.25% BANs, 7/29/2003	15,099,591
3,570,000		Albany, NY, IDA, (Series 2001A), Empire Commons East, Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(KeyBank, N.A. LIQ)	3,570,000
6,000,000		Albany, NY, IDA, (Series 2001B), Empire Commons West, Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(KeyBank, N.A. LIQ)	6,000,000
8,205,000		Albany, NY, IDA (Seires 2001D), Empire Commons South, Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(KeyBank, N.A. LIQ)	8,205,000
5,076,108		Alexandria, NY, CSD, 2.50% BANs, 7/9/2003	5,083,650
4,240,000		Amityville, NY, Union Free School District, 2.25% TANs, 6/26/2003	4,244,834
5,000,000		Babylon, NY, 2.00% BANs, 1/7/2004	5,025,415
26,923,924		Beekmantown, NY, CSD, 2.50% BANs, 6/27/2003	26,954,912
5,028,749		Canisteo, NY, CSD, 2.50% BANs, 6/27/2003	5,034,537
5,275,000		Cattaraugus County, NY, IDA, (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,275,000
3,160,000		Cayuga County, NY, IDA, (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(KeyBank, N.A. LOC)	3,160,000
3,900,000		Chautauqua County, NY, IDA, Weekly VRDNs (Mogen David Wine Corp.)/(Wells Fargo Bank, N.A. LOC)	3,900,000
3,305,000		Chautauqua County, NY, IDA, (Series 1999A), Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	3,305,000
5,965,000		Chazy, NY, Central Rural School District, 2.00% BANs, 11/21/2003	5,979,769
8,050,000		Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(KeyBank, N.A. LIQ)	8,050,000
20,665,000	[2]	Clipper Tax-Exempt Certificates Trust (New York AMT)/(Series 1998-10), 1.65% TOBs (New York State Mortgage Agency)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/7/2003	20,665,000
10,894,000		Clymer, NY, CSD, 2.50% BANs, 6/26/2003	10,905,481
500,000		Colonie, NY, IDA, Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)	500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$405,000		Colonie, NY, IDA, (Series 1988), Weekly VRDNs (Specialty Retailers, Inc.)/(HSBC Bank USA LOC)	$405,000
8,000,000		Cornwall, NY, CSD, 2.25% BANs, 10/17/2003	8,023,669
9,000,000		Dansville, NY, CSD, 1.625% BANs, 4/1/2004	9,034,619
7,000,000		Dutchess County, NY, IDA, (Series 2002), Weekly VRDNs (Trinity Pawling School Corp.)/(Allied Irish Banks PLC LOC)	7,000,000
20,000,000		East Greenbush, NY, CSD, 1.75% BANs, 3/3/2004	20,099,481
3,830,000		East Rochester, NY, HFA, (Series 2001: Daniel's Creek at Baytowne), Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	3,830,000
6,860,000		Elizabethtown-Lewis, NY, CSD, 1.75% BANs, 8/29/2003	6,864,421
2,100,000		Elmira Heights, NY, CSD, 2.50% BANs, 6/27/2003	2,102,253
2,000,000		Elwood, NY, Union Free School District, 2.25% TANs, 6/26/2003	2,001,809
4,590,000		Erie County, NY, IDA, (Series 1998), Weekly VRDNs (Alden Scientific Corp.)/(KeyBank, N.A. LOC)	4,590,000
4,870,000		Erie County, NY, IDA, (Series 2002), Civic Facility Revenue Bonds, Weekly VRDNs (People, Inc.)/(KeyBank, N.A. LOC)	4,870,000
3,410,000		Erie County, NY, IDA, (Series A), Weekly VRDNs (Gemcor)/(HSBC Bank USA LOC)	3,410,000
4,490,000		Erie County, NY, IDA, IDRB, (Series 1994), Weekly VRDNs (Servotronics, Inc. Project)/(Fleet National Bank LOC)	4,490,000
6,000,000		Fonda-Fultonville, NY, CSD, 1.90% BANs, 4/9/2004	6,038,955
3,750,000		Freeport, NY, Union Free School District, 2.75% TANs, 6/26/2003	3,755,117
6,200,000		Frontier, NY, CSD, Hamburg Township, 2.40% BANs, 6/17/2003	6,204,702
5,000,000		Fulton, NY, CSD, 2.375% BANs, 6/30/2003	5,006,266
3,934,500		Gilboa-Conesville, NY, CSD, 2.50% BANs, 6/27/2003	3,938,113
1,200,000		Guilderland, NY, IDA, (Series 1993A), Weekly VRDNs (Northeastern Industrial Park, Inc.)/(Fleet National Bank LOC)	1,200,000
5,000,000		Guilderland, NY, 2.75% BANs, 5/2/2003	5,000,094
4,225,000		Hammondsport, NY, CSD, 2.40% BANs, 6/20/2003	4,228,125
2,380,000		Herkimer County, NY, IDA, IDRB, (Series 1994), Weekly VRDNs (Granny's Kitchen)/(Bank of New York LOC)	2,380,000
14,500,000		Jamestown, NY, CSD, 1.75% BANs, 3/5/2004	14,566,469
8,490,000		Jamestown, NY, CSD, 2.00% BANs, 7/2/2003	8,496,447
17,490,000		LeRoy, NY, CSD, 1.50% BANs, 3/18/2004	17,502,925
6,500,000		Levittown, NY, Union Free School District, 2.50% TANs, 6/26/2003	6,507,840
4,500,000		Lisbon, NY, CSD, 2.50% BANs, 6/27/2003	4,504,828
29,095,000		Long Island Power Authority (PA-522), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	29,095,000
12,200,000		Long Island Power Authority, (Series 1998-1A), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	12,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$2,975,000		Long Island Power Authority, Floater Certificates, (Series 1998-66), Weekly VRDNs (MBIA INS)/(Morgan Stanley & Co. LIQ)	$2,975,000
4,000,000	[2]	Long Island Power Authority (PA-807R), 1.60% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	4,000,000
11,930,000		Madison County, NY, IDA, (Series 1999A), Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	11,930,000
3,400,000		Madison County, NY, IDA, (Series A), Weekly VRDNs (Owl Wire and Cable)/(KeyBank, N.A. LOC)	3,400,000
4,000,000	[2]	Metropolitan Transportation Authority, NY, (PA-1027), 1.20% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/4/2004	4,000,000
6,000,000		Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG LIQ)	6,000,000
2,095,000		Metropolitan Transportation Authority, NY, MERLOTS, (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,095,000
7,465,000		Metropolitan Transportation Authority, NY, MERLOTS, (Series 2002-A52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,465,000
5,679,000		Metropolitan Transportation Authority, NY, Piper Variable Certificates, (Series 2002F), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	5,679,000
4,265,000		Metropolitan Transportation Authority, NY, Trust Receipts, (Series 1997 FR/RI-9), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	4,265,000
2,700,000		Monroe County, NY, IDA, (Series 2000), Weekly VRDNs (Eldre Corp.)/ (J.P. Morgan Chase Bank LOC)	2,700,000
3,500,000		Monroe County, NY, IDA, (Series 2002A), Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,500,000
7,130,818		Morrisville-Eaton, NY, CSD, 2.50% BANs, 6/17/2003	7,137,126
16,845,000		Mount Morris, NY, CSD, 2.50% BANs, 6/18/2003	16,859,794
2,055,000		New York City Housing Development Corp., Municipal Securities Trust Receipts, (Series 1996-CMC1A), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	2,055,000
2,015,000		New York City Housing Development Corp., Municipal Securities Trust Receipts, (Series 1996-CMC1B), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	2,015,000
2,130,000		New York City Municipal Water Finance Authority, (Series 2001 F-2 Bonds), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	2,130,000
3,240,000		New York City Municipal Water Finance Authority (PA-523), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,240,000
17,500,000		New York City Municipal Water Finance Authority, (Series 4), 1.10% CP (Westdeutsche Landesbank AG LOC), Mandatory Tender 7/17/2003	17,500,000
3,000,000		New York City Municipal Water Finance Authority, Floater Certificates, (Series 2002-687), Weekly VRDNs (MBIA INS)/(Morgan Stanley & Co. LIQ)	3,000,000
5,490,000		New York City Municipal Water Finance Authority, Trust Receipts, (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	5,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$6,345,000		New York City Municipal Water Finance Authority, Variable Rate Certificates, (Series 1997A-2), Weekly VRDNs (MBIA INS)/(Bank of America N.A. LIQ)	$6,345,000
700,000		New York City Trust For Cultural Resources, (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	700,000
9,900,000		New York City, NY, IDA, (Series 2000), Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,900,000
2,400,000		New York City, NY, IDA, (Series 2001), Weekly VRDNs (Federation of Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)	2,400,000
7,500,000		New York City, NY, IDA, (Series 2001), Weekly VRDNs (Jewish Community Center in Manhattan, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	7,500,000
1,300,000		New York City, NY, IDA, (Series 2001), Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,300,000
1,600,000		New York City, NY, IDA, (Series 2002), Weekly VRDNs (The Hewitt School)/(Allied Irish Banks PLC LOC)	1,600,000
5,900,000		New York City, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC)	5,900,000
1,380,000		New York City, NY, Transitional Finance Authority, (1999 Subseries A-1), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,380,000
11,600,000		New York City, NY, Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	11,600,000
9,940,000		New York City, NY, Transitional Finance Authority, MERLOTS, (Series 1999B), Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,940,000
9,900,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Bonds, (2003 Subseries C-3), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	9,900,000
24,990,000		New York City, NY, Transitional Finance Authority, MERLOTS, (Series 2002-A40), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	24,990,000
2,500,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds, (2003 Subseries 1-C), Daily VRDNs (J.P. Morgan Chase Bank LIQ)	2,500,000
7,900,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds, (2003 Subseries 3-B), Daily VRDNs (Bank of New York LIQ)	7,900,000
4,975,000		New York City, NY, Transitional Finance Authority, Piper Certificates, (Series 2002E), Weekly VRDNs (Bank of New York LIQ)	4,975,000
5,200,000		New York City, NY, (Series 1994E-5), Daily VRDNs (J.P. Morgan Chase Bank LOC)	5,200,000
2,800,000		New York City, NY, (Series 1995A), 7.00% Bonds, 8/1/2003	2,835,509
13,600,000		New York City, NY, (Series 1995F-2), Weekly VRDNs (Toronto Dominion Bank LOC)	13,600,000
2,700,000		New York City, NY, (Series 1995F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$3,000,000		New York City, NY, (Series 1995F-5), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	$3,000,000
4,500,000		New York City, NY, (2003 Subseries C-2), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	4,500,000
4,900,000		New York State Dormitory Authority, (Series 1990B), Daily VRDNs (Cornell University)/(J.P. Morgan Chase Bank LIQ)	4,900,000
7,500,000		New York State Dormitory Authority, MERLOTS, (Series 2000X), Weekly VRDNs (Sloan-Kettering Memorial Cancer Center)/(MBIA INS)/(Wachovia Bank N.A. LIQ)	7,500,000
30,000,000		New York State Dormitory Authority, MERLOTS, (Series 2002-A56), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	30,000,000
9,525,000		New York State Dormitory Authority (PA-60)/(Series 1993), Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	9,525,000
6,280,000		New York State Dormitory Authority (PT-75), Weekly VRDNs (Ellis Hospital)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	6,280,000
4,735,000		New York State Dormitory Authority (PT-128), Weekly VRDNs (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,735,000
12,520,000		New York State Dormitory Authority (PT-130), Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	12,520,000
5,795,000		New York State Dormitory Authority, Variable Rate Certificate, (Series 2001-D), Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA INS)/(Bank of America N.A. LIQ)	5,795,000
49,975,000		New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J), Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP)	49,975,000
23,800,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2002-732), Weekly VRDNs (Morgan Stanley & Co. LIQ)	23,800,000
6,500,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs, (Series 4001), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	6,500,000
2,500,000		New York State HFA, Health Facilities Revenue Bonds (PA-143), Weekly VRDNs (New York City, NY)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
18,500,000		New York State HFA, Service Contract Obligation Revenue Bonds, (Series 2001A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	18,500,000
10,800,000		New York State HFA, Service Contract Revenue Bonds, (Series 2003B), Weekly VRDNs (BNP Paribas SA LOC)	10,800,000
9,000,000		New York State HFA, Service Contract Revenue Bonds, (Series 2003C), Weekly VRDNs (Dexia Credit Local LOC)	9,000,000
10,000,000		New York State HFA, Service Contract Revenue Bonds, (Series 2003I), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	10,000,000
3,500,000		New York State Local Government Assistance Corp., (Series 1995D), Weekly VRDNs (Societe Generale, Paris LOC)	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$8,820,000		New York State Local Government Assistance Corp., (Series 2002-740), Weekly VRDNs (FSA INS)/(Morgan Stanley & Co. LIQ)	$8,820,000
20,500,000		New York State Local Government Assistance Corp., (Series 2003A-4V), Subordinate Lien Refunding Bonds, Weekly VRDNs (FSA INS)/ (Westdeutsche Landesbank AG LIQ)	20,500,000
10,710,000		New York State Local Government Assistance Corp., Class A Certificates, (Series 2002-203), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	10,710,000
3,700,000		New York State Mortgage Agency, (PA-29), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,700,000
14,495,000		New York State Mortgage Agency (PA-422), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	14,495,000
2,070,000		New York State Mortgage Agency, MERLOTS, (Series 2000B-3), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,070,000
9,828,000		New York State Mortgage Agency, MERLOTS, (Series 2000B), Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,828,000
8,645,000		New York State Mortgage Agency (PA-406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,645,000
8,130,000		New York State Thruway Authority (PA-172), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,130,000
6,000,000		New York State Thruway Authority (PA-532), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	6,000,000
5,400,000		New York State Urban Development Corp., Municipal SecuritiesTrust Receipts, (Series 1996-CMC6), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	5,400,000
7,700,000		New York State, Environmental Quality GO Bonds, (Series 1998G), 1.48% TOBs (Westdeutsche Landesbank AG LOC), Mandatory Tender 10/2/2003	7,700,000
1,300,000		Niagara County, NY, IDA, (Series 2001B), Weekly VRDNs (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)	1,300,000
3,000,000		North Syracuse, NY, CSD, 2.40% RANs, 6/20/2003	3,002,827
840,000		Onondaga County, NY, IDA, (Series 1997), Weekly VRDNs (General Super Plating Co., Inc.)/(KeyBank, N.A. LOC)	840,000
3,752,000		Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(KeyBank, N.A. LOC)	3,752,000
1,900,000		Onondaga County, NY, IDA, (Series 2000), Weekly VRDNs (M.S. Kennedy Corp.)/(KeyBank, N.A. LOC)	1,900,000
1,725,000		Onondaga County, NY, Weekly VRDNs (Grainger (W.W.), Inc.)	1,725,000
900,000		Ontario, NY, IDA, Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank, Ohio LOC)	900,000
3,000,000		Orange County, NY, IDA, (Series 2002), Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,000,000
8,950,000		Oxford Academy and CSD, NY, 1.70% BANs, 6/20/2003	8,956,426
6,000,000		Oyster Bay, NY, (Series 2002D), 2.50% BANs, 8/22/2003	6,016,446
4,950,000		Phoenix, NY, CSD, 2.375% RANs, 6/27/2003	4,954,889
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$15,000,000		Port Authority of New York and New Jersey, (Series 1989-2), Weekly VRDNs	$15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4), Weekly VRDNs	15,000,000
6,185,000		Port Authority of New York and New Jersey (PT-1755), Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	6,185,000
12,400,000		Port Authority of New York and New Jersey, Port Authority Equipment Note Agreement, (Series 2002-1), Weekly VRDNs	12,400,000
3,000,000		Rensselaer County, NY, IDA, (Series 2002A), Weekly VRDNs (Sage Colleges)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,000,000
6,065,000		Ripley, NY, CSD, 2.625% BANs, 5/1/2003	6,065,000
4,500,000		Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
8,355,000		Rochester, NY, 2.25% BANs, 10/23/2003	8,370,680
5,000,000		Rockland County, NY, IDA, (Series 2001), Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC)	5,000,000
2,740,000		Rockland County, NY, IDA, (Series 2002), Northern Manor Multicare Center, Weekly VRDNs (Northern Services Group, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,740,000
755,000		Rotterdam, NY, IDA, (Series 1993A), Weekly VRDNs (Rotterdam Industrial Park)/(Fleet National Bank LOC)	755,000
1,085,000		Schenectady, NY, IDA, IDRB, (Series 1995A), Weekly VRDNs (Fortitech Holding Corp.)/(Fleet National Bank LOC)	1,085,000
3,000,000		South Jefferson, NY CSD, 2.50% RANs, 6/20/2003	3,002,823
2,080,000		Southeast, NY, IDA, IDRB, (Series 1995), Weekly VRDNs (Dairy Conveyor Corp.)/(J.P. Morgan Chase Bank LOC)	2,080,000
2,900,000		Southeast, NY, IDA, Variable Rate IDRB (Series 1996), Weekly VRDNs (The Rawplug Co., Inc.)/(Bank of New York LOC)	2,900,000
2,500,000		St. Lawrence County, NY, IDA, (Series 1998A), Weekly VRDNs (Alcoa, Inc.)	2,500,000
5,807,000		St. Lawrence County, NY, IDA, (Series 2002), Weekly VRDNs (Canton-Potsdam Hospital)/(KeyBank, N.A. LOC)	5,807,000
600,000		Suffolk County, NY, IDA, Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank N.A., New York LOC)	600,000
2,310,000		Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(KeyBank, N.A. LOC)	2,310,000
4,300,000		Syracuse, NY, IDA, Weekly VRDNs (Crouse Health Hospital Cardiology)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,300,000
3,066,000		Syracuse, NY, (Series 2003A), 2.25% BANs, 2/25/2004	3,091,693
19,975,000		Triborough Bridge & Tunnel Authority, NY, (Series 2002 FR/RI-L38J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	19,975,000
12,495,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates, (Series 2001-598), Weekly VRDNs (FGIC INS)/(Morgan Stanley & Co. LIQ)	12,495,000
795,000		Triborough Bridge & Tunnel Authority, NY, PUTTERs, (Series 304), Weekly VRDNs (MBIA INS)/(J.P. Morgan Chase Bank LIQ)	795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$1,920,000		Ulster County, NY, IDA, (Series 2001A), Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank N.V., Amsterdam LOC)	$1,920,000
7,500,000		Walden Village, NY, IDA, IDRB, (Series 1994), Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC)	7,500,000
2,850,000		Warren & Washington Counties, NY, IDA, Weekly VRDNs (Sandy Hill Corp.)/(Wachovia Bank N.A. LOC)	2,850,000
17,000,000		Watkins Glen, NY, CSD, (Series 2002B), 2.50% BANs, 6/17/2003	17,012,876
2,660,000		Wayne County, NY, IDA, (Series 1999), Weekly VRDNs (Paul T. Freund Corporation Facility)/(J.P. Morgan Chase Bank LOC)	2,660,000
4,000,000		West Babylon, NY, Union Free School District, 2.50% TANs, 6/26/2003	4,006,365
8,000,000		West Islip, NY, Unified Free School District, 2.50% TANs, 6/27/2003	8,011,225
8,345,000		Westchester County, NY, IDA, (Series 2001), Weekly VRDNs (Catharine Field Home)/(Comerica Bank LOC)	8,345,000
5,680,000		Westchester County, NY, IDA, (Series 2001), Weekly VRDNs (Hunterbrook Ridge at Fieldhome, Inc.)/(Comerica Bank LOC)	5,680,000
3,400,000		Westchester County, NY, IDA, (Series 2002), Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC)	3,400,000
3,000,000		William Floyd, NY, Union Free School District, 1.85% TANs, 6/30/2003	3,000,732
6,100,000		Wyoming County, NY, IDA, (Series 1999A), Weekly VRDNs (TPI Arcade, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,100,000
3,665,000		Yates County, NY, IDA, (Series 2003-A), Weekly VRDNs (Keuka College)/(KeyBank, N.A. LOC)	3,665,000

		TOTAL	1,195,839,733

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--0.9%
$10,995,000		Commonwealth of Puerto Rico, (Series 2002-746D), Weekly VRDNs (FSA INS)/(Morgan Stanley & Co. LIQ)	$10,995,000

		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST)[3]	1,206,834,733

		OTHER ASSETS AND LIABILITIES - NET--0.5%	6,094,568

		TOTAL NET ASSETS--100%	$1,212,929,301

Securities that are subject to AMT represent 17.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
89.8%	10.2%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $28,665,000 which represents 2.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,206,834,733
Cash		549,448
Income receivable		6,713,991
Receivable for shares sold		309,967

TOTAL ASSETS		1,214,408,139

Liabilities:
Payable for shares redeemed	$984,047
Income distribution payable	379,305
Accrued expenses	115,486

TOTAL LIABILITIES		1,478,838

Net assets for 1,212,948,937 shares outstanding		$1,212,929,301

Net Assets Consist of:
Paid in capital		$1,212,948,937
Accumulated net realized loss on investments		(16,674)
Distributions in excess of net investment income		(2,962)

TOTAL NET ASSETS		$1,212,929,301

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$1,005,350,464 ÷ 1,005,368,416 shares outstanding		$1.00

Cash II Shares:
$207,578,837 ÷ 207,580,521 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$8,372,806

Expenses:
Investment adviser fee		$2,459,980
Administrative personnel and services fee		462,476
Custodian fees		30,660
Transfer and dividend disbursing agent fees and expenses		119,603
Directors'/Trustees' fees		4,871
Auditing fees		6,435
Legal fees		9,918
Portfolio accounting fees		67,472
Distribution services fee--Institutional Service Shares		1,288,336
Distribution services fee--Cash II Shares		249,151
Shareholder services fee--Institutional Service Shares		1,288,336
Shareholder services fee--Cash II Shares		249,151
Share registration costs		20,266
Printing and postage		14,916
Insurance premiums		999
Miscellaneous		1,682

TOTAL EXPENSES		6,274,252

Waivers:
Waiver of investment adviser fee	$(79,405)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,763)
Waiver of distribution services fee--Institutional Service Shares	(1,288,336)
Waiver of distribution services fee--Cash II Shares	(249,151)
Waiver of shareholder services fee--Institutional Service Shares	(824,535)

TOTAL WAIVERS		(2,456,190)

Net expenses			3,818,062

Net investment income			4,554,744

Net realized loss on investments			(198)

Change in net assets resulting from operations			$4,554,546

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,554,744	$13,671,346
Net realized loss on investments	(198)	(16,476)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,554,546	13,654,870

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,960,998)	(12,141,127)
Cash II Shares	(596,708)	(1,530,219)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,557,706)	(13,671,346)

Share Transactions:
Proceeds from sale of shares	1,733,414,256	3,878,320,554
Net asset value of shares issued to shareholders in payment of distributions declared	2,523,724	6,993,160
Cost of shares redeemed	(1,746,259,770)	(3,903,583,223)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,321,790)	(18,269,509)

Change in net assets	(10,324,950)	(18,285,985)

Net Assets:
Beginning of period	1,223,254,251	1,241,540,236

End of period (including distributions in excess of net investment income of $(2,962) and $0, respectively)	$1,212,929,301	$1,223,254,251

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2003, capital paid-in aggregated $1,212,948,937.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	1,427,288,850	3,210,742,303
Shares issued to shareholders in payment of distributions declared	1,962,476	5,583,654
Shares redeemed	(1,475,285,093)	(3,308,065,257)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(46,033,767)	(91,739,300)

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Cash II Shares:
Shares sold	306,125,406	667,578,251
Shares issued to shareholders in payment of distributions declared	561,248	1,409,506
Shares redeemed	(270,974,677)	(595,517,966)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	35,711,977	73,469,791

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,321,790)	(18,269,509)

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $16,476, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$482

2010	$15,994

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Co., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fees. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $591,870,000 and $612,730,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 51.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.6% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8060106 (6/03)

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00) [2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.49%	1.37%	3.12%	3.80%	3.10%	3.43%

Ratios to Average Net Assets:

Expenses	0.50%[4]	0.50%	0.48%	0.45%	0.38%	0.38%

Net investment income	1.00%[4]	1.35%	3.12%	3.69%	3.08%	3.39%

Expense waiver/reimbursement[5]	0.33%[4]	0.32%	0.34%	0.37%	0.48%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$112,575	$152,957	$114,933	$94,388	$107,874	$131,395

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.39%	1.17%	2.91%	3.59%	2.90%	3.22%

Ratios to Average Net Assets:

Expenses	0.70%[4]	0.70%	0.68%	0.65%	0.57%	0.57%

Net investment income	0.79%[4]	1.17%	2.91%	3.57%	2.88%	3.17%

Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.14%	0.17%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$136,684	$107,282	$116,138	$122,294	$90,294	$94,896

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.03	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.03	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.24%	0.87%	2.60%	3.28%	2.59%	2.91%

Ratios to Average Net Assets:

Expenses	1.00%[4]	1.00%	0.98%	0.95%	0.87%	0.87%

Net investment income	0.49%[4]	0.87%	2.54%	3.21%	2.54%	2.86%

Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.14%	0.17%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,364	$60,680	$84,161	$65,024	$117,596	$342,946

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Ohio--99.6%
$3,570,000		Akron, Bath & Copley, OH, Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC)	$3,570,000
1,960,000		Ashland County, OH, Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/ (FirstMerit Bank, N.A. LOC)	1,960,000
5,875,000		Belmont County, OH, Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A. LOC)	5,875,000
2,150,000		Belmont County, OH, 2.00% BANs, 11/18/2003	2,153,716
4,200,000		Bryan, OH, 1.60% BANs, 12/4/2003	4,200,000
1,710,000		Butler County, OH, 2.10% BANs, 9/24/2003	1,713,834
5,000,000		Canfield, OH, Local School District, 1.85% BANs, 9/25/2003	5,004,947
2,485,000		Celina, OH, (Various Purpose A), 1.97% BANs, 11/18/2003	2,488,485
4,150,000		Clermont County, OH, Variable Rate IDRBs, (Series 1997), Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	4,150,000
1,538,071		Clipper Tax-Exempt Certificates Trust (Ohio AMT), (Series 1999-4), Weekly VRDNs (Ohio HFA Multifamily Housing)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	1,538,071
2,830,000		Columbiana County, OH, (Series 1999), Weekly VRDNs (Butech, Inc.)/ (Key Bank, N.A. LOC)	2,830,000
1,100,000		Columbiana County, OH, IDRBs, Weekly VRDNs (C & S Land Co. Project)/ (Bank One N.A. (Ohio) LOC)	1,100,000
2,540,000		Coshocton, OH, 1.75% BANs, 2/26/2004	2,549,300
5,100,000		Cuyahoga County, OH IDA, Weekly VRDNs (Cleveland Gear Co.)/ (Key Bank, N.A. LOC)	5,100,000
600,000		Cuyahoga County, OH IDA, Weekly VRDNs (East Park Community, Inc.)/ (Key Bank, N.A. LOC)	600,000
4,000,000		Cuyahoga County, OH IDA, Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC)	4,000,000
1,570,000		Cuyahoga County, OH IDA, Weekly VRDNs (Sure-Foot Industries, Inc.)/ (FirstMerit Bank, N.A. LOC)	1,570,000
2,475,000		Cuyahoga County, OH IDA, Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC)	2,475,000
2,415,000		Cuyahoga County, OH IDA, (Series 1997), Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One N.A. (Ohio) LOC)	2,415,000
2,155,000		Cuyahoga County, OH IDA, (Series 1999), Weekly VRDNs (Kowalski Heat Treating Co.)/ (FirstMerit Bank, N.A. LOC)	2,155,000
985,000		Cuyahoga County, OH IDA, IDRB, (Series 1995), Weekly VRDNs (Avalon Precision Casting Co. Project)/(Key Bank, N.A. LOC)	985,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$14,400,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (National Terminal Apartments) (Fleet National Bank LOC)	$14,400,000
3,500,000		Cuyahoga Falls, OH, 2.00% BANs, 12/18/2003	3,515,306
1,010,000		Delaware County, OH, IDRB, (Series 1995), Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC)	1,010,000
1,145,000		Delaware, OH, 2.20% BANs, 6/19/2003	1,145,467
3,000,000		Dublin, OH, City School District, (Series B), 1.71% BANs, 10/15/2003	3,002,828
3,000,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs, (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank, Ohio LOC)	3,000,000
2,865,000		Franklin County, OH, Hospital Facility Authority Weekly VRDNs (Traditions at Mill Run)/(Fifth Third Bank, Cincinnati LOC)	2,865,000
1,290,000		Franklin County, OH IDA, Weekly VRDNs (Promark Electronics, Inc.)/ (Bank One N.A. (Ohio) LOC)	1,290,000
2,055,000		Franklin County, OH IDA, Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC)	2,055,000
2,410,000		Franklin County, OH IDA, (Series 1995), Weekly VRDNs (Fabcon LLC Project)/ (Wells Fargo Bank Minnesota N.A. LOC)	2,410,000
985,000		Franklin County, OH, Adjustable Rate Demand Economic Development Revenue Refunding Bonds, (Series 1996), Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC)	985,000
4,345,000		Hamilton County, OH, (Series 2001A), Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)	4,345,000
5,000,000		Huber Heights, OH, IDR, (Series 1999), Weekly VRDNs (Paxar Corp.)/ (SunTrust Bank LOC)	5,000,000
1,670,000		Huber Heights, OH, 1.80% BANs, 11/20/2003	1,672,831
695,000		Huber Heights, OH, IDRB, (Series 1994), Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC)	695,000
4,065,000		Kent, OH, 1.90% BANs, 12/2/2003	4,074,434
2,665,000		Lake County, OH, (Series 1996), Weekly VRDNs (Apsco Properties Ltd.)/(Bank One N.A. (Ohio) LOC)	2,665,000
3,000,000		Lake County, OH, 2.00% BANs, 4/15/2004	3,024,107
2,050,000		Lorain County, OH, Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC)	2,050,000
2,570,000		Lorain Port Authority, OH, (Series 1994), Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(Bank One N.A. (Ohio) LOC)	2,570,000
765,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds, (Series 1996), Weekly VRDNs (Spitzer Project)/(Bank One N.A. (Ohio) LOC)	765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$8,305,000		Lorain Port Authority, OH, IDRB, (Series 1996), Weekly VRDNs (Brush Engineered Materials, Inc.)/(National City Bank, Ohio LOC)	$8,305,000
2,300,000		Loveland, OH, 1.85% BANs, 9/5/2003	2,300,000
80,000		Lucas County, OH, Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	80,000
5,000,000		Lucas County, OH, (Series 1), 1.90% BANs, 10/16/2003	5,009,735
5,000,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	5,000,000
4,000,000		Mahoning County, OH, Multifamily HFA, Weekly VRDNs (International Towers, Inc.)/(PNC Bank, N.A. LOC)	4,000,000
1,265,000		Mansfield, OH, 1.95% BANs, 8/28/2003	1,266,419
1,700,000		Marysville Exempted Village School District, OH, 2.26% BANs, 5/29/2003	1,700,396
1,271,000		Massillon, OH, 2.47% BANs, 6/12/2003	1,271,818
3,610,000		Maumee, OH, Riverwalk/Mauee Projects, (Series 2001), 1.75% TOBs (General Electric Capital Corp.), Optional Tender 7/1/2003	3,610,000
5,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Huntington National Bank, Columbus, OH LOC)	5,250,000
1,765,000		Medina County, OH, (Series 1998), Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC)	1,765,000
2,270,000		Mentor, OH, (Series 1997), Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC)	2,270,000
1,500,000		New Albany, OH, (Series B), Weekly VRDNs (Bank One N.A. (Ohio) LOC)	1,500,000
275,000		North Olmsted, OH IDA, 2.05% TOBs (Therm-All)/(National City Bank, Ohio LOC), Optional Tender 8/1/2003	275,000
2,250,000		Norton, OH, 2.15% BANs, 7/2/2003	2,250,935
5,620,000		Ohio HFA Multifamily Housing, 2.00% TOBs (Lincoln Park Associates)/(Bank One N.A. (Ohio) LOC), Optional Tender 5/1/2003	5,620,000
2,935,000		Ohio HFA Multifamily Housing, MERLOTS, (Series 2000 AA), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,935,000
2,035,000		Ohio HFA Multifamily Housing, Variable Rate Certificates, (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,035,000
10,800,000		Ohio State Air Quality Development Authority, (Series 2001), Weekly VRDNs (PPG Industries, Inc.)	10,800,000
2,000,000		Ohio State Higher Education Facility, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC)	2,000,000
3,250,000		Ohio State Public Facilities Commission, (Series II-A), 4.50% Bonds, 11/1/2003	3,304,179
6,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	6,000,000
2,500,000		Ohio Waste Development Authority Solid Waste, (Series 2000), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$2,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002 A-1), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	$2,000,000
3,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002 A-4), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	3,000,000
13,500,000		Ohio Waste Development Authority Solid Waste, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP Amoco PLC GTD)	13,500,000
2,000,000		Orange Village, OH, 1.70% BANs, 9/18/2003	2,001,511
200,000		Orrville, OH IDA, Weekly VRDNs (O.S. Associates/Contours, Inc.)/(National City Bank, Ohio LOC)	200,000
3,000,000		Parkway, OH, Local School District, 1.77% BANs, 6/11/2003	3,001,574
4,070,000		Pickaway County, OH IDA, Weekly VRDNs (Crane Plastics)/(Bank One N.A. (Ohio) LOC)	4,070,000
3,210,000		Portage County, OH IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC)	3,210,000
1,050,000		Richland County, OH, 1.90% BANs, 9/11/2003	1,051,507
1,605,000		Ross County, OH, 1.90% BANs, 12/4/2003	1,608,282
2,030,000		Ross County, OH, Health Care Facilities Revenue Bonds, (Series 2001), Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	2,030,000
1,230,000		Shaker Heights, OH, 1.98% BANs, 5/23/2003	1,230,278
80,000		Solon, OH IDR, Weekly VRDNs (Graphic Laminating)/(Key Bank, N.A. LOC)	80,000
1,000,000		Springfield, OH, (Series A), 1.30% BANs, 10/1/2003	1,000,410
6,030,000		Stark County, OH IDR, Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One N.A. (Ohio) LOC)	6,030,000
1,450,000		Stark County, OH IDR, (Series 1994), Weekly VRDNs (Wilkof Morris)/(Key Bank, N.A. LOC)	1,450,000
900,000		Stark County, OH IDR, IDRB, (Series 1996), Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(Bank One N.A. (Ohio) LOC)	900,000
950,000		Strongsville, OH, Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)	950,000
810,000		Strongsville, OH, (Series 1994), Weekly VRDNs (Nutro Machinery Corp.)/ (Huntington National Bank, Columbus, OH LOC)	810,000
4,660,000		Summit County, OH IDA, Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)	4,660,000
3,895,000		Summit County, OH IDA, (Series 1994), Weekly VRDNs (Harry London Candies, Inc.)/(Key Bank, N.A. LOC)	3,895,000
400,000		Summit County, OH IDA, (Series 1997), Weekly VRDNs (Baker McMillen Co.)/ (National City Bank, Ohio LOC)	400,000
1,980,000		Summit County, OH IDA, (Series 1997), Weekly VRDNs (Malco Products, Inc.)/ (Bank One N.A. (Ohio) LOC)	1,980,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,985,000		Summit County, OH IDA, (Series 1998), Weekly VRDNs (Waldonia Investments)/(Key Bank, N.A. LOC)	$1,985,000
2,620,000		Summit County, OH IDA, (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	2,620,000
3,750,000		Summit County, OH IDA, (Series 2001), Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC)	3,750,000
515,000		Summit County, OH IDA, 2.15% TOBs (Universal Rack)/(National City Bank, Ohio LOC), Optional Tender 9/1/2003	515,000
140,000		Summit County, OH IDA, 2.25% TOBs (Bechmer-Boyce Project)/(Key Bank, N.A. LOC), Optional Tender 7/15/2003	140,000
900,000		Summit County, OH IDA, Adjustable Rate IDRBs, (Series 1996), Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)	900,000
323,000		Summit County, OH IDA, Bonds, (Series 1994), Weekly VRDNs (Austin Printing Co., Inc.)/(Bank One N.A. (Ohio) LOC)	323,000
730,000		Summit County, OH IDA, IDRB, (Series 1994B), Weekly VRDNs (Harry London Candies, Inc.)/(Key Bank, N.A. LOC)	730,000
335,000		Summit County, OH IDA, IDRB, (Series 1995), Weekly VRDNs (Cardtech Project (OH))/(Key Bank, N.A. LOC)	335,000
55,000		Summit County, OH IDA, Multi-Mode Variable Rate I, Weekly VRDNs (Mastergraphics, Inc. Project)/(Key Bank, N.A. LOC)	55,000
1,695,000		Summit County, OH IDA, Variable Rate IDRBs, (Series 1998A), Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)	1,695,000
5,470,000		Summit County, OH, River Valley Group, (Series 2001), Weekly VRDNs (General Electric Capital Corp.)/(U.S. Bank N.A., Cincinnati LOC)	5,470,000
1,250,000		Sylvania, OH, 1.400%, 4/29/2004	1,252,449
3,125,000		Toledo, OH, 1.90% BANs, 5/22/2003	3,125,588
4,000,000		Toledo-Lucas County, OH, Port Authority, Airport Development Revenue Bonds, (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/ (ABN AMRO Bank NV, Amsterdam LOC)	4,000,000
1,000,000		Toledo-Lucas County, OH, Port Authority, IDA, Weekly VRDNs (Medusa Corp.)/(Wachovia Bank N.A. LOC)	1,000,000
1,000,000		Trumbull County, OH IDA, (Series 1989), Weekly VRDNs (McSonald Steel Corp.)/(PNC Bank, N.A. LOC)	1,000,000
1,120,000		Trumbull County, OH IDA, IDR Refunding Bonds, (Series 1994), Weekly VRDNs (Churchill Downs, Inc.)/(Bank One N.A. (Ohio) LOC)	1,120,000
950,000		Tuscarawas County, OH, Adjustable Rate IDRBs, (Series 1995), Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)	950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$2,530,000		Upper Arlington City, OH, (Series A), 2.00% BANs, 11/20/2003	$2,537,204
8,465,000	[2]	Westerville, OH, City School District, MERLOTS 2001-A34, 1.55% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	8,465,000
1,240,000		Williams County, OH, Multi-Mode Variable Rate IDRBs, (Series 1996), Weekly VRDNs (Allied Moulded Products, Inc.)/(Key Bank, N.A. LOC)	1,240,000
745,000		Willoughby City, OH, IDR Refunding Bonds, (Series 1995 A), Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(Firstar Bank, N.A. LOC)	745,000
800,000		Willoughby City, OH, IDR Revenue Bonds, (Series 1995 B), Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(Firstar Bank, N.A. LOC)	800,000
760,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	760,000
870,000		Wood County, OH, Williams Industries Service, Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)	870,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	307,463,611

		OTHER ASSETS AND LIABILITIES -- NET--0.4%	1,159,957

		TOTAL NET ASSETS--100%	$308,623,568

Securities that are subject to AMT represent 61.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
99.27%	0.73%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, this security amounted to $8,465,000 which represents 2.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$307,463,611
Cash		403,119
Receivable for shares sold		96
Income receivable		1,116,852

TOTAL ASSETS		308,983,678

Liabilities:
Payable for shares redeemed	$162,007
Income distribution payable	142,246
Payable for shareholder services fee	32,933
Payable for transfer and dividend disbursing agent fees and expenses	20,668
Other accrued expenses	2,256

TOTAL LIABILITIES		360,110

Net assets for 308,623,963 shares outstanding		$308,623,568

Net Assets Consist of:
Paid in capital		$308,623,963
Accumulated net realized loss on investments		(479)
Undistributed net investment income		84

TOTAL NET ASSETS		$308,623,568

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$112,575,234 ÷ 112,574,113 shares outstanding		$1.00

Institutional Service Shares:
$136,683,927 ÷ 136,683,307 shares outstanding		$1.00

Cash II Shares:
$59,364,407 ÷ 59,366,543 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$2,342,052

Expenses:
Investment adviser fee		$625,124
Administrative personnel and services fee		117,523
Custodian fees		8,255
Transfer and dividend disbursing agent fees and expenses		49,006
Directors'/Trustees' fees		1,201
Auditing fees		6,825
Legal fees		13,079
Portfolio accounting fees		48,533
Distribution services fee--Cash II Shares		87,316
Shareholder services fee--Institutional Shares		177,378
Shareholder services fee--Institutional Service Shares		140,561
Shareholder services fee--Cash II Shares		72,763
Share registration costs		31,666
Printing and postage		12,491
Insurance premiums		812
Miscellaneous		949

TOTAL EXPENSES		1,393,482

Waivers:
Waiver of investment adviser fee	$(121,569)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,832)
Waiver of distribution services fee--Cash II Shares	(14,553)
Waiver of shareholder services fee--Institutional Shares	(177,378)
Waiver of shareholder services fee--Institutional Service Shares	(28,112)

TOTAL WAIVERS		(346,444)

Net expenses			1,047,038

Net investment income			$1,295,014

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,295,014	$3,614,121
Net realized loss on investments	--	(479)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,295,014	3,613,642

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(705,796)	(1,754,712)
Institutional Service Shares	(446,079)	(1,313,136)
Cash II Shares	(143,055)	(546,273)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,294,930)	(3,614,121)

Share Transactions:
Proceeds from sale of shares	401,626,687	888,430,874
Net asset value of shares issued to shareholders in payment of distributions declared	392,929	1,170,252
Cost of shares redeemed	(414,315,091)	(883,913,213)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,295,475)	5,687,913

Change in net assets	(12,295,391)	5,687,434

Net Assets:
Beginning of period	320,918,959	315,231,525

End of period (including undistributed net investment income of $84 and $0, respectively)	$308,623,568	$320,918,959

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2003, capital paid-in aggregated $308,623,962.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Shares:
Shares sold	141,908,635	399,088,370
Shares issued to shareholders in payment of distributions declared	137,389	370,652
Shares redeemed	(182,429,146)	(361,434,913)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(40,383,122)	38,024,109

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	137,047,974	250,774,598
Shares issued to shareholders in payment of distributions declared	116,462	276,794
Shares redeemed	(107,763,124)	(259,906,994)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	29,401,312	(8,855,602)

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Cash II Shares:
Shares sold	122,670,078	238,567,906
Shares issued to shareholders in payment of distributions declared	139,078	522,806
Shares redeemed	(124,122,821)	(262,571,306)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(1,313,665)	(23,480,594)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(12,295,475)	5,687,913

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $479 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 182

2006	$ 214

2007	$ 83

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $238,205,000 and $280,585,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 66.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2052903 (6/03)

Federated Investors
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.50%	1.37%	3.04%	3.77%	2.94%	3.36%

Ratios to Average Net Assets:

Expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.02%[4]	1.36%	2.86%	3.67%	2.92%	3.31%

Expense waiver/reimbursement[5]	0.45%[4]	0.44%	0.46%	0.45%	0.45%	0.46%

Supplemental Data:

Net assets, end of period (000 omitted)	$164,590	$174,634	$194,371	$114,180	$135,032	$64,281

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.41%	1.17%	2.84%	3.56%	2.73%	3.15%

Ratios to Average Net Assets:

Expenses	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	0.81%[4]	1.16%	2.81%	3.47%	2.68%	3.09%

Expense waiver/reimbursement[5]	0.25%[4]	0.24%	0.26%	0.25%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$265,930	$280,273	$253,373	$248,370	$253,339	$392,381

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.02	0.03	0.02	0.03
Net realized loss from investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.02	0.03	0.02	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.02)	(0.03)	(0.02)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.21%	0.76%	2.43%	3.15%	2.32%	2.74%

Ratios to Average Net Assets:

Expenses	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income	0.42%[4]	0.76%	2.39%	3.12%	2.28%	2.70%

Expense waiver/reimbursement[5]	0.25%[4]	0.24%	0.26%	0.25%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$52,662	$61,513	$62,614	$54,142	$43,292	$47,940

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Pennsylvania--99.6%
$3,040,000		Adams County, PA IDA, (Series 1999 C), Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$3,040,000
3,500,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,500,000
6,545,000		Adams County, PA IDA, (Series A of 1999), Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,545,000
2,170,000		Adams County, PA IDA, (Series B of 1999), Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,170,000
2,000,000		Allegheny County, PA HDA, (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	2,000,000
5,000,000		Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds (Series B of 1998), 1.25% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 4/1/2004	5,000,000
7,500,000		Allegheny County, PA IDA, (Series of 2001), 2.05% TOBs (The Education Center at The Watson Institute)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2003	7,500,000
1,200,000		Apollo-Ridge School District, PA, 2.59% TANs, 6/30/2003	1,201,181
4,000,000		Baldwin & Whitehall, PA, School District, 2.47% TRANs, 6/30/2003	4,004,004
905,000		Berks County, PA IDA, Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC)	905,000
300,000		Berks County, PA IDA, (Series 1988), Weekly VRDNs (Arrow Electronics, Inc.)/(Wachovia Bank N.A. LOC)	300,000
990,000		Berks County, PA IDA, (Series 1995), Weekly VRDNs (Grafika Commercial Printing, Inc.)/(Wachovia Bank N.A. LOC)	990,000
4,400,000		Berks County, PA IDA, (Series 1998), Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,400,000
2,360,000		Berks County, PA IDA, Manufacturing Facilities Revenue Bonds (Series 1996) Weekly VRDNs (Ram Industries, Inc.)/(Wachovia Bank N.A. LOC)	2,360,000
330,000		Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries B), Weekly VRDNs (Wachovia Bank N.A. LOC)	330,000
2,500,000		Boyertown, PA Area School District, 2.25% TRANs, 6/30/2003	2,501,413
760,000		Bucks County, PA IDA, Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC)	760,000
1,710,000		Bucks County, PA IDA, Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC)	1,710,000
1,880,000		Butler County, PA IDA, (Series 1994), Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Lasalle Bank, N.A. LOC)	1,880,000
2,200,000		Butler County, PA IDA, (Series 1996 A), Weekly VRDNs (Armco, Inc.)/ (Fifth Third Bank, Cincinnati LOC)	2,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,000,000		Butler County, PA IDA, (Series 2000A), 1.30% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 4/1/2004	$2,000,000
8,000,000		Butler County, PA IDA, (Series 2000B), 1.70% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Mandatory Tender 8/1/2003	8,000,000
6,000,000		Butler County, PA IDA, 1.60% TOBs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ), Optional Tender 10/1/2003	6,000,000
10,700,000		Carbon County, PA IDA, (Series 2002), 2.15% RANs (Horsehead Resource Development, Inc.)/(JPMorgan Chase Bank LOC), 12/11/2003	10,700,000
4,335,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	4,335,000
5,455,000		Chester County, PA IDA, (Series A of 2000), Weekly VRDNs (Devault Packing Co., Inc.)/(Fleet National Bank LOC)	5,455,000
7,300,000		Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/(Fleet National Bank LOC)	7,300,000
1,770,000		Cumberland County, PA IDA, (Series 2001), Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC)	1,770,000
400,000		Cumberland County, PA IDA, Industrial Development Bonds (Series 1994), Weekly VRDNs (Lane Enterprises, Inc. Project)/(Wachovia Bank N.A. LOC)	400,000
7,000,000		Cumberland County, PA Municipal Authority, (Series 1996A), 1.80% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC), Mandatory Tender 11/1/2003	7,000,000
1,000,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	1,000,000
530,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	530,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC)	1,600,000
4,170,000		Dauphin County, PA IDA, (Series 2000), Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,170,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRBs, (Series 1998-B), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC)	4,645,000
1,470,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	1,470,000
3,600,000		Downingtown Area School District, PA, 2.40% TRANs, 6/30/2003	3,604,969
3,000,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	3,000,000
1,000,000		Doylestown Hospital Authority, PA, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	1,000,000
14,205,000		East Hempfield Township, PA IDA, (Series of 1997), Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,205,000
20,355,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	20,355,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,000,000		Erie County, PA IDA, Weekly VRDNs (SIPCO Molding Technologies, Inc.)/(National City Bank, Pennsylvania LOC)	$3,000,000
5,700,000		Erie County, PA, 2.50% TRANs, 12/15/2003	5,731,610
1,700,000		Erie, PA Higher Education Building Authority, (Series F), 1.40% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2004	1,702,361
6,000,000		Erie, PA School District, 2.50% TRANs, 6/30/2003	6,008,765
2,900,000		Franconia Township, PA IDA, (Series 1997A), Weekly VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,900,000
1,265,000		Franklin County, PA IDA, Weekly VRDNs (The Guarriello LP)/(PNC Bank, N.A. LOC)	1,265,000
2,420,000		Garnet Valley, PA School District, 2.50% TRANs, 6/30/2003	2,422,734
1,930,000		Gettysburg Area IDA, (Series A of 1998), Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,930,000
1,685,000		Greene County, PA IDA, (Series 1999), Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,685,000
1,250,000		Hampton Township, PA, 2.00% TRANs, 12/31/2003	1,253,135
3,500,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,500,000
920,000		Huntingdon County, PA IDA, (Series A), Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC)	920,000
2,000,000		Jackson Township, PA IDA, (Series A of 1999), Weekly VRDNs (Aerial Innovations, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,000,000
11,050,000		Lancaster County, PA Hospital Authority, (Series 1996), Weekly VRDNs (Masonic Homes)	11,050,000
2,550,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,550,000
1,165,000		Lancaster, PA IDA, (1998 Series A), Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,165,000
3,265,000		Lancaster, PA IDA, (Series A of 2001), Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC)	3,265,000
1,000,000		Lancaster, PA IDA, (Series B of 2000), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	1,000,000
1,900,000		Lawrence County, PA IDA, (Series 2001), Weekly VRDNs (Atlantic States Materials of PA, Inc.)/(Wachovia Bank N.A. LOC)	1,900,000
5,000,000		Lawrence County, PA, 2.00% TRANs, 12/31/2003	5,008,224
6,080,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,080,000
4,200,000		Lehigh County, PA IDA, (Series of 2000), Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC)	4,200,000
1,000,000		Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (American Manufacturing Co., Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$6,120,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank N.A., Pittsburgh LOC)	$6,120,000
3,000,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(Wachovia Bank N.A. LOC)	3,000,000
400,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (RJI LP)/(Wachovia Bank N.A. LOC)	400,000
16,000,000		Montgomery County, PA IDA, (Series 2000), Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC)	16,000,000
800,000		Montgomery County, PA IDA, (Series A), Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	800,000
3,350,000		Montgomery County, PA IDA, (Series C), Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,350,000
1,380,000		Montgomery County, PA IDA, EDRBs, (Series 1997), Weekly VRDNs (Palmer International, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,380,000
4,135,000		Moon Township, PA IDA, Weekly VRDNs (Airport Hotel Associates)/ (National City Bank, Pennsylvania LOC)	4,135,000
5,885,000		Moon Township, PA IDA, (Series 1995A), 1.85% TOBs (One Thorn Run Center)/(National City Bank, Pennsylvania LOC), Optional Tender 10/31/2003	5,885,000
2,420,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (MCS Industries, Inc.)/(Wachovia Bank N.A. LOC)	2,420,000
1,937,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	1,937,000
3,850,000		Northampton County, PA IDA, (Series 2001), Weekly VRDNs (Nazareth Realty LLC)/(Fleet National Bank LOC)	3,850,000
2,000,000		Northeast Bradford School District, PA, 2.58% TANs, 6/30/2003	2,001,935
1,125,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	1,125,000
1,600,000		Pennsylvania EDFA, Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	1,600,000
150,000		Pennsylvania EDFA, Weekly VRDNs (ProMinent Fluid)/(PNC Bank, N.A. LOC)	150,000
900,000		Pennsylvania EDFA, (1995 Series D2), Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)	900,000
19,000,000		Pennsylvania EDFA, (Series 2001A), Weekly VRDNs (Reliant Energy Seward LLC)/(WestLB AG LOC)	19,000,000
2,730,000		Pennsylvania EDFA, (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	2,730,000
5,000,000		Pennsylvania EDFA, (Series 2000), Weekly VRDNs (Merck & Co., Inc.)	5,000,000
3,625,000		Pennsylvania EDFA, (Series 2000-F1), Weekly VRDNs (Topcraft Precision Molders, Inc.)/(Wachovia Bank N.A. LOC)	3,625,000
2,655,000		Pennsylvania EDFA, (Series 2000-F2), Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank N.A. LOC)	2,655,000
900,000		Pennsylvania EDFA, (Series B1), Weekly VRDNs (Erie Plating Co.)/(PNC Bank, N.A. LOC)	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,600,000		Pennsylvania EDFA, EDRBs, (1996 Series D6), Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)	$2,600,000
3,890,000		Pennsylvania EDFA, EDRBs, (Series 1996C), Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank N.A., Pittsburgh LOC)	3,890,000
11,495,000		Pennsylvania HFA, (Series 2002-JPMC-1), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	11,495,000
13,775,000		Pennsylvania HFA, MERLOTS, (Series 1997K), Weekly VRDNs (Wachovia Bank N.A. LIQ)	13,775,000
520,000		Pennsylvania HFA, (PT-119B), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	520,000
13,045,000		Pennsylvania HFA, (PT-149), Weekly VRDNs (BNP Paribas SA LIQ)	13,045,000
12,100,000		Pennsylvania HFA, Variable Rate Certificates, (Series 1999-65A), Weekly VRDNs (Bank of America N.A. LIQ)	12,100,000
5,000,000		Pennsylvania State Higher Education Assistance Agency, Weekly VRDNs (Student Loan Marketing Association LOC)	5,000,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	10,000,000
1,200,000		Pennsylvania State Higher Education Facilities Authority, (Series 1999 D3), 2.20% TOBs (Lebanon Valley College)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2003	1,200,000
3,305,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Holy Family College)/(Commerce Bank NA, Cherry Hill, NJ LOC)	3,305,000
4,200,000		Pennsylvania State Higher Education Facilities Authority, (Series B6), 1.90% TOBs (Rosemont College, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2003	4,200,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 2.05% TOBs (Robert Morris College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2003	3,000,000
3,750,000		Pennsylvania State Higher Education Facilities Authority, (Series F3), 2.20% TOBs (Widener University)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2003	3,750,000
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-1), Weekly VRDNs (Lycoming College)/(Allied Irish Banks PLC LOC)	5,000,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6), Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,500,000
5,350,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), 3.00% TOBs (Juniata College)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2003	5,350,000
4,035,000		Pennsylvania State Higher Education Facilities Authority, ROCs Trust (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,035,000
700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series D4), 2.20% TOBs (Marywood University)/(Allied Irish Banks PLC LOC), Mandatory Tender 5/1/2003	700,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	1,000,000
1,550,000		Perkiomen Valley School District, PA, 2.25% TRANs, 6/30/2003	1,551,002
4,500,000		Philadelphia, PA IDA, Weekly VRDNs (30th Street Ltd. LP)/(MBIA INS)/ (Bank of New York LIQ)	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$8,580,000	[2]	Philadelphia, PA IDA, (PT-417), 2.05% TOBs (Philadelphia Airport System)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	$8,580,000
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-D), Daily VRDNs (Children's Hospital of Philadelphia)/ (MBIA INS)/(WestLB AG LIQ)	1,000,000
7,605,000	[2]	Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 1.55% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	7,605,000
2,000,000	[2]	Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773), 1.15% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 4/1/2004	2,000,000
2,150,000		Pittsburgh, PA Public Parking Authority, 2.00% Bonds (AMBAC INS), 12/1/2003	2,157,349
2,000,000		Red Lion, PA Area School District, 2.40% TRANs, 6/30/2003	2,001,938
7,900,000		Schuylkill County, PA IDA, (Series 2000), Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	7,900,000
2,000,000		Uniontown, PA Area School District, 2.75% TANs, 6/30/2003	2,002,417
500,000		University of Pittsburgh, (Series 2000B), Weekly VRDNs	500,000
700,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	700,000
1,900,000		Washington County, PA Authority, (Series B-1D), Daily VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	1,900,000
650,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/(Wachovia Bank N.A. LOC)	650,000
3,300,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	$2,500,000
2,750,000		York County, PA IDA, Variable Rate Demand Limited Obligation Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange Corp.)/ (Comerica Bank LOC)	2,750,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	481,400,037

		OTHER ASSETS AND LIABILITIES -- NET--0.4%	1,780,905

		TOTAL NET ASSETS--100%	$483,180,942

Securities that are subject to AMT represent 55.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
97.77%	2.23%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $18,185,000 which represents 3.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$481,400,037
Cash		460,767
Income receivable		1,658,618
Receivable for shares sold		25,130

TOTAL ASSETS		483,544,552

Liabilities:
Payable for shares redeemed	$86
Income distribution payable	262,274
Payable for shareholder services fee	57,120
Payable for transfer and dividend disbursing agent fees and expenses	27,862
Other accrued expenses	16,268

TOTAL LIABILITIES		363,610

Net assets for 483,201,409 shares outstanding		$483,180,942

Net Assets Consist of:
Paid in capital		$483,201,346
Accumulated net realized loss on investments		(20,214)
Distributions in excess of net investment income		(190)

TOTAL NET ASSETS		$483,180,942

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$164,589,514 ÷ 164,595,987 shares outstanding		$1.00

Institutional Service Shares:
$265,929,709 ÷ 265,940,437 shares outstanding		$1.00

Cash Series Shares:
$52,661,719 ÷ 52,664,985 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$3,810,519

Expenses:
Investment adviser fee		$1,296,079
Administrative personnel and services fee		194,930
Custodian fees		11,985
Transfer and dividend disbursing agent fees and expenses		84,681
Directors'/Trustees' fees		2,045
Auditing fees		6,746
Legal fees		6,693
Portfolio accounting fees		58,579
Distribution services fee--Cash Series Shares		117,819
Shareholder services fee--Institutional Shares		216,026
Shareholder services fee--Institutional Service Shares		358,377
Shareholder services fee--Cash Series Shares		73,637
Share registration costs		27,537
Printing and postage		14,452
Insurance premiums		916
Miscellaneous		836

TOTAL EXPENSES		2,471,338

Waivers:
Waiver of investment adviser fee	$(517,669)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,639)
Waiver of distribution services fee--Cash Series Shares	(14,727)
Waiver of shareholder services fee--Institutional Shares	(216,026)
Waiver of shareholder services fee--Institutional Service Shares	(71,675)

TOTAL WAIVERS		(828,736)

Net expenses			1,642,602

Net investment income			$2,167,917

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,167,917	$6,386,847
Net realized loss on investments	--	(20,277)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,167,917	6,366,570

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(877,019)	(2,561,127)
Institutional Service Shares	(1,167,911)	(3,339,356)
Cash Series Shares	(123,177)	(486,364)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,168,107)	(6,386,847)

Share Transactions:
Proceeds from sale of shares	578,527,540	1,334,827,253
Net asset value of shares issued to shareholders in payment of distributions declared	477,830	1,444,914
Cost of shares redeemed	(612,243,899)	(1,330,189,903)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,238,529)	6,082,264

Change in net assets	(33,238,719)	6,061,987

Net Assets:
Beginning of period	516,419,661	510,357,674

End of period (including distributions in excess of net investment income of $(190) and $0, respectively)	$483,180,942	$516,419,661

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At April 30, 2003, capital paid-in aggregated $483,201,346.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Shares:
Shares sold	183,923,198	462,662,856
Shares issued to shareholders in payment of distributions declared	75,296	165,777
Shares redeemed	(194,044,749)	(482,556,929)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(10,046,255)	(19,728,296)

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	338,927,983	699,881,732
Shares issued to shareholders in payment of distributions declared	280,278	808,052
Shares redeemed	(353,549,108)	(673,781,811)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(14,340,847)	26,907,973

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Cash Series Shares:
Shares sold	55,676,359	172,282,665
Shares issued to shareholders in payment of distributions declared	122,256	471,085
Shares redeemed	(64,650,042)	(173,851,163)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(8,851,427)	(1,097,413)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,238,529)	6,082,264

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $20,214 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 1,470

2009	$ 88

2010	$18,656

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $221,710,000 and $252,780,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 77.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.0% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

0052405 (6/03)

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.45%	1.26%	3.00%	3.81%	2.90%	3.26%

Ratios to Average Net Assets:

Expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.90%[4]	1.24%	2.93%	3.69%	2.87%	3.23%

Expense waiver/reimbursement[5]	0.32%[4]	0.32%	0.32%	0.37%	0.35%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,187	$74,913	$62,421	$50,047	$34,562	$24,559

1 Beginning with the year ended October 31, 1999, the Fund was audited Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [2]	0.01	0.03	0.04	0.03	0.03
Net realized loss on investments	--	(0.00)[2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [2]	0.01	0.03	0.04	0.03	0.03

Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.37%	1.11%	2.84%	3.65%	2.75%	3.11%

Ratios to Average Net Assets:

Expenses	0.64%[4]	0.64%	0.64%	0.64%	0.64%	0.64%

Net investment income	0.74%[4]	1.10%	2.76%	3.59%	2.71%	3.06%

Expense waiver/reimbursement[5]	0.17%[4]	0.17%	0.17%	0.22%	0.20%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$310,054	$295,035	$300,916	$277,979	$245,710	$247,149

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Puerto Rico--1.1%
$4,000,000		Puerto Rico, Commonwealth Highway and Transportation Authority, Floater Certificates, (Series 2001-586), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	$4,000,000

		Virginia--98.5%
3,935,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	3,935,000
5,895,000		Alexandria, VA Redevelopment and Housing Authority, Multi-Family Revenue Bonds, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	5,895,000
5,705,000		Alexandria, VA Redevelopment and Housing Authority, Multi-Family Revenue Bonds, (PT-1444), Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,705,000
4,500,000		Alexandria, VA Redevelopment and Housing Authority, Multi-Family Revenue Bonds, (PT-1554), Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,500,000
2,980,000		Bedford County, VA IDA, (Series 1999), Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	2,980,000
2,700,000		Botetourt County, VA IDA, (Series 2001), Weekly VRDNs (Altec Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,700,000
1,500,000		Campbell County, VA IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	1,500,000
4,990,000		Carroll County, VA IDA, IDRB, (Series 1995), Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One, Kentucky LOC)	4,990,000
945,000		Charlottesville, VA IDA, IDR Refunding Bonds, 1.45% TOBs (Safeway, Inc.)/(Deutsche Bank Trust Co. Americas LOC) 6/2/2003	945,000
1,695,000		Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs (Lumberg, Inc.)/(Bank of America N.A. LOC)	1,695,000
2,500,000		Chesterfield County, VA IDA, (Series 1999), Weekly VRDNs (Honeywell International, Inc.)	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A), Weekly VRDNs (Super Radiator Coils LP)/(Lasalle Bank, N.A. LOC)	3,475,000
5,800,000		Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(Bank One N.A. (Ohio) LOC)	5,800,000
1,500,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$2,500,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	$2,500,000
9,250,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,250,000
9,000,000		Fairfax County, VA EDA, (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	9,000,000
3,040,000		Fairfax County, VA IDA, (Series 1988C), Weekly VRDNs (Inova Health System)	3,040,000
14,705,000		Fairfax County, VA, (Series A), 2.75% Bonds, 6/1/2003	14,718,185
2,495,000	[2]	Fairfax County, VA, ROCs (Series 207), 1.20% TOBs (Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 3/4/2004	2,495,000
10,700,000		Falls Church, VA IDA, (Series 1985), 1.95% TOBs (Kaiser Permanente), Optional Tender 5/1/2003	10,700,000
4,085,000		Frederick County, VA IDA, (Series 1997), Weekly VRDNs (Jouan, Inc.)/(Wachovia Bank N.A. LOC)	4,085,000
2,000,000		Fredericksburg, VA IDA, Multi-Family Revenue Bonds, (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	2,000,000
2,735,000		Hampton, VA IDA, (Series 1998), Weekly VRDNs (USA Waste Services, Inc.)/(Wachovia Bank N.A. LOC)	2,735,000
5,000,000		Hampton, VA Redevelopment & Housing Authority, Multi-Family Revenue Bonds, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC)	5,000,000
14,915,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.15% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/4/2003	14,915,000
5,100,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 1991A), Weekly VRDNs (Misty Ridge Apartments)/(Bank One N.A. (Ohio) LOC)	5,100,000
16,800,000		Henrico County, VA IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ)	16,800,000
1,040,000		Isle of Wight County, VA, 2.00% Bonds (MBIA INS), 2/1/2004	1,046,700
9,250,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	9,250,000
1,400,000		King George County, VA IDA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc. Project)/(J.P.Morgan Chase Bank LOC)	1,400,000
4,100,000		Loudoun County, VA IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC)	4,100,000
6,500,000		Loudoun County, VA, (Series 1998), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,600,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds, (Series 2000 A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	$3,600,000
1,725,000		Mecklenburg County, VA IDA, IDRB, Weekly VRDNs (Harden Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)	1,725,000
1,625,000		Mecklenburg County, VA IDA, IDRB, Weekly VRDNs (Smith Land Holdings LLC)/(Columbus Bank and Trust Co., GA LOC)	1,625,000
7,000,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	7,000,000
4,450,000		New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC)	4,450,000
2,600,000		Newport News, VA EDA, (Series 1998), Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	2,600,000
975,000		Newport News, VA EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	975,000
3,595,000		Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC)	3,595,000
3,825,000		Newport News, VA Redevelopment & Housing Authority, (River Park Towers: (Series 1999), Weekly VRDNs (TVO River Park Partners LP)/(FNMA LOC)	3,825,000
11,600,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(FHLMC LOC)	11,600,000
3,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2003-A), Weekly VRDNs (Old Dominion University)/(Bank of America N.A. LOC)	3,000,000
1,730,000		Norfolk, VA, (Series B), 3.00% Bonds (FSA INS), 7/1/2003	1,733,908
4,500,000		Norfolk, VA, 4.80% Bonds, 6/1/2003	4,512,657
4,800,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	4,800,000
5,735,000		Prince William County, VA IDA, (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC)	5,735,000
585,000		Pulaski County, VA IDA, (Series 1995), Weekly VRDNs (Balogh Real Estate Ltd. Partnership Mar-Bal, Inc.)/(Bank One N.A. (Ohio) LOC)	585,000
695,000		Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/(U.S. Bank N.A., Cincinnatti LOC)	695,000
4,200,000		Richmond, VA Redevelopment & Housing Authority, Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC)	4,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$4,060,000		Richmond, VA Redevelopment & Housing Authority, (Series 1989), Weekly VRDNs (Belmont Apartments)/(Wachovia Bank N.A. LOC)	$4,060,000
6,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-2), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	6,000,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-4), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	7,000,000
5,910,000		Richmond, VA Redevelopment & Housing Authority, (Series B-5), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	5,910,000
3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-6), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-9), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	7,000,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-10), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC)	5,795,000
3,270,000		Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC)	3,270,000
5,700,000		Roanoke, VA IDA, (Series 2002 B), Daily VRDNs (Carilion Health System Obligated Group)	5,700,000
2,850,000		Roanoke, VA IDA, (Series 2002 D), Daily VRDNs (Carilion Health System Obligated Group)	2,850,000
1,450,000		South Hill, VA IDA, (Series 1997), Weekly VRDNs (International Veneer Co., Inc.)/(Bank One, Indiana N.A. LOC)	1,450,000
3,500,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,500,000
2,790,000		Staunton, VA IDA, (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC)	2,790,000
1,460,000		Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)	1,460,000
7,500,000		Virginia Beach, VA Development Authority Health Care, Atlantis Apartments (Series 2003), 1.20% TOBs (Bayerische Landesbank Girozentrale) 12/15/2003	7,500,000
2,820,000		Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (S & H Co.)/ (Wachovia Bank N.A. LOC)	2,820,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$5,010,000		Virginia College Building Authority, (PT-1759), Weekly VRDNs (Washington and Lee University)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	$5,010,000
10,000,000		Virginia Commonwealth Transportation Board, 4.00% Bonds, 10/1/2003	10,106,146
3,500,000		Virginia Commonwealth Transportation Board, 5.50% Bonds, 10/1/2003	3,558,905
6,100,000		Virginia Commonwealth Transportation Board, Floater Certificates, (Series 2001-727), Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ)	6,100,000
3,750,000		Virginia Peninsula Port Authority, (Series 2001), Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC)	3,750,000
4,000,000		Virginia Port Authority, 4.65% Bonds, 7/1/2003	4,023,228
5,920,000		Virginia Port Authority, MERLOTS (Series 1997 M), Weekly VRDNs (MBIA INS)/(Wachovia Bank N.A. LIQ)	5,920,000
6,815,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	6,815,000
3,475,000		Virginia Small Business Financing Authority, Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC)	3,475,000
2,650,000		Virginia Small Business Financing Authority, (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	2,650,000
1,400,000		Virginia Small Business Financing Authority, (Series 2001), Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC)	1,400,000
1,655,000		Virginia State Public Building Authority, 2.50% Bonds (Virginia State), 8/1/2003	1,659,499
1,305,000		Virginia State Public Building Authority, Floater Certificates, (Series 1998-131), Weekly VRDNs (MBIA INS)/(Morgan Stanley LIQ)	1,305,000
5,575,000	[2]	Virginia State Public School Authority, (1997 Resolution) MERLOTS (Series 2001-A121), 1.55% TOBs (Virginia State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	5,575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$1,642,000		Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	$1,642,000
975,000		Winchester, VA IDA, (Series 1995), Weekly VRDNs (Midwesco Filter Resources, Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	975,000

		TOTAL	380,636,228

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	384,636,228

		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,604,497

		TOTAL NET ASSETS--100%	$386,240,725

Securities that are subject to AMT represent 41.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2003, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
99.06%	0.94%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $22,985,000 which represents 6.0% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federatel National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$384,636,228
Cash		677,763
Income receivable		1,003,112
Receivable for shares sold		204,213

TOTAL ASSETS		386,521,316

Liabilities:
Payable for shares redeemed	$173,578
Income distribution payable	61,669
Payable for shareholder services fee	40,109
Other accrued expenses	5,235

TOTAL LIABILITIES		280,591

Net assets for 386,241,336 shares outstanding		$386,240,725

Net Assets Consist of:
Paid in capital		$386,241,336
Accumulated net realized loss on investments		(740)
Undistributed net investment income		129

TOTAL NET ASSETS		$386,240,725

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$76,186,610 ÷ 76,186,042 shares outstanding		$1.00

Institutional Service Shares:
$310,054,115 ÷ 310,055,294 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Interest			$2,709,224

Expenses:
Investment adviser fee		$779,950
Administrative personnel and services fee		146,630
Custodian fees		8,814
Transfer and dividend disbursing agent fees and expenses		80,558
Directors'/Trustees' fees		1,559
Auditing fees		6,347
Legal fees		4,655
Portfolio accounting fees		44,548
Shareholder services fee--Institutional Shares		99,379
Shareholder services fee--Institutional Service Shares		388,088
Share registration costs		19,898
Printing and postage		9,433
Insurance premiums		968
Miscellaneous		610

TOTAL EXPENSES		1,591,437

Waivers:
Waiver of investment adviser fee	$(133,732)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,244)
Waiver of shareholder services fee--Institutional Shares	(99,379)
Waiver of shareholder services fee--Institutional Service Shares	(155,236)

TOTAL WAIVERS		(393,591)

Net expenses			1,197,846

Net investment income			$1,511,378

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,511,378	$4,326,664
Net realized loss on investments	--	(740)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,511,378	4,325,924

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(356,590)	(1,007,907)
Institutional Service Shares	(1,154,659)	(3,318,757)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,511,249)	(4,326,664)

Share Transactions:
Proceeds from sale of shares	669,317,287	1,389,687,516
Net asset value of shares issued to shareholders in payment of distributions declared	1,100,914	3,080,316
Cost of shares redeemed	(654,125,626)	(1,386,156,511)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,292,575	6,611,321

Change in net assets	16,292,704	6,610,581

Net Assets:
Beginning of period	369,948,021	363,337,440

End of period (including undistributed net investment income of $129 and $0, respectively)	$386,240,725	$369,948,021

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2003, capital paid-in aggregated $386,241,336.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Shares:
Shares sold	211,419,835	453,557,161
Shares issued to shareholders in payment of distributions declared	78,477	202,846
Shares redeemed	(210,225,667)	(441,267,625)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,272,645	12,492,382

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Institutional Service Shares:
Shares sold	457,897,452	936,130,355
Shares issued to shareholders in payment of distributions declared	1,022,437	2,877,470
Shares redeemed	(443,899,959)	(944,888,886)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	15,019,930	(5,881,061)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,292,575	6,611,321

FEDERAL TAX INFORMATION

At October 31, 2002, the Fund had a capital loss carryforward of $740 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2004.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $377,295,000 and $339,230,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2003, 64.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.8% of total investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00133-01 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date         June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        June 25, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003